Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2024	Year ended December 31, 2024	Two years in the period ended December 31, 2024	Four years in the period ended December 31, 2024, and the period from April 30, 2020 to December 31, 2020
AB VPS Sustainable International Thematic Portfolio (Class B)	December 31, 2024	Period from January 1, 2024, to April 15, 2024	Period from January 01, 2024 to April 15, 2024 and the year ended December 31, 2023	Period from January 01, 2024 to April 15, 2024 and Four years in the period ended December 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used, and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 18, 2025

We have served as the auditor of Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-1

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	78,342	—	204,472	687,479	2,875,126
Cost	$796,859	$—	$3,373,555	$12,159,432	$61,425,919
Fair Value	$705,866	$—	$3,079,347	$12,388,369	$73,746,984
Due from Sponsor Company	310	—	—	144	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	706,176	—	3,079,347	12,388,513	73,746,984

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	310	—	—	144	—

Total liabilities	310	—	—	144	—

Net assets:
For contract liabilities	$705,866	$—	$3,079,347	$12,388,369	$73,746,984

Deferred contracts in the accumulation period:
Units owned by participants #	30,479	—	254,904	277,334	1,375,709
Contract liability	$705,866	$—	$3,079,347	$12,388,369	$73,746,984

# Rounded units
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-2

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,943,018	5,152,236	249,093	667,352	1,351,070
Cost	$36,483,808	$54,222,906	$2,831,706	$8,448,127	$36,374,714
Fair Value	$48,648,083	$46,988,396	$2,371,366	$10,337,276	$49,138,427
Due from Sponsor Company	6,646	1,540	1,280	3,590	8,441
Receivable for fund shares sold	—	—	—	—	—

Total assets	48,654,729	46,989,936	2,372,646	10,340,866	49,146,868

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	6,646	1,540	1,280	3,590	8,441

Total liabilities	6,646	1,540	1,280	3,590	8,441

Net assets:
For contract liabilities	$48,648,083	$46,988,396	$2,371,366	$10,337,276	$49,138,427

Deferred contracts in the accumulation period:
Units owned by participants #	708,703	2,596,243	189,959	330,997	7,133,680
Contract liability	$48,648,083	$46,988,396	$2,371,366	$10,337,276	$49,138,427

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,338,908	2,258,346	2,575,857	2,950,648	811,642
Cost	$25,164,853	$168,138,634	$115,608,051	$53,028,020	$17,876,793
Fair Value	$22,828,376	$284,077,374	$176,137,135	$52,374,000	$21,370,541
Due from Sponsor Company	388	7,227	1,298	4,285	2,327
Receivable for fund shares sold	—	—	—	—	—

Total assets	22,828,764	284,084,601	176,138,433	52,378,285	21,372,868

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	388	7,227	1,298	4,285	2,327

Total liabilities	388	7,227	1,298	4,285	2,327

Net assets:
For contract liabilities	$22,828,376	$284,077,374	$176,137,135	$52,374,000	$21,370,541

Deferred contracts in the accumulation period:
Units owned by participants #	4,578,128	31,258,828	23,459,748	1,275,272	353,633
Contract liability	$22,828,376	$284,077,374	$176,137,135	$52,374,000	$21,370,541

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	29,941	50,631	832,902	877,001	313,104
Cost	$492,635	$686,638	$19,129,073	$11,398,772	$4,190,543
Fair Value	$492,535	$967,557	$22,146,851	$9,989,042	$3,941,983
Due from Sponsor Company	—	—	195	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	492,535	967,557	22,147,046	9,989,042	3,941,983

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	195	—	—

Total liabilities	—	—	195	—	—

Net assets:
For contract liabilities	$492,535	$967,557	$22,146,851	$9,989,042	$3,941,983

Deferred contracts in the accumulation period:
Units owned by participants #	76,604	15,436	1,928,676	455,470	158,265
Contract liability	$492,535	$967,557	$22,146,851	$9,989,042	$3,941,983

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	435,965	33,457,813	19,183	889,171	996,429
Cost	$6,130,471	$33,457,813	$1,684,647	$33,640,384	$33,200,119
Fair Value	$7,093,144	$33,457,813	$1,779,070	$49,348,996	$35,353,308
Due from Sponsor Company	—	17,830	220	487	862
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,093,144	33,475,643	1,779,290	49,349,483	35,354,170

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	17,830	220	487	862

Total liabilities	—	17,830	220	487	862

Net assets:
For contract liabilities	$7,093,144	$33,457,813	$1,779,070	$49,348,996	$35,353,308

Deferred contracts in the accumulation period:
Units owned by participants #	247,701	2,870,361	24,159	674,172	682,550
Contract liability	$7,093,144	$33,457,813	$1,779,070	$49,348,996	$35,353,308

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,508	11,231	12,003	465,580	1,959,983
Cost	$322,558	$127,300	$197,325	$2,462,718	$29,098,217
Fair Value	$394,994	$118,710	$188,803	$2,593,280	$28,145,353
Due from Sponsor Company	—	—	—	—	6,344
Receivable for fund shares sold	—	—	—	—	—

Total assets	394,994	118,710	188,803	2,593,280	28,151,697

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	6,344

Total liabilities	—	—	—	—	6,344

Net assets:
For contract liabilities	$394,994	$118,710	$188,803	$2,593,280	$28,145,353

Deferred contracts in the accumulation period:
Units owned by participants #	74,485	5,940	4,482	45,737	960,411
Contract liability	$394,994	$118,710	$188,803	$2,593,280	$28,145,353

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,065,622	1,803,084	178,496	1,376,675	249,256
Cost	$19,789,382	$29,880,069	$4,561,669	$20,262,745	$4,001,734
Fair Value	$18,691,005	$29,552,549	$5,012,154	$19,713,982	$3,686,489
Due from Sponsor Company	—	—	—	—	7
Receivable for fund shares sold	6,732	—	—	212	—

Total assets	18,697,737	29,552,549	5,012,154	19,714,194	3,686,496

Liabilities:
Due to Sponsor Company	6,732	—	—	212	—
Payable for fund shares purchased	—	—	—	—	7

Total liabilities	6,732	—	—	212	7

Net assets:
For contract liabilities	$18,691,005	$29,552,549	$5,012,154	$19,713,982	$3,686,489

Deferred contracts in the accumulation period:
Units owned by participants #	563,708	706,224	82,335	277,414	80,668
Contract liability	$18,691,005	$29,552,549	$5,012,154	$19,713,982	$3,686,489

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,751,129	9,433	1,756,306	3,655,761	6,072,106
Cost	$19,216,839	$101,717	$48,391,190	$171,519,070	$95,634,049
Fair Value	$16,373,060	$149,611	$51,512,446	$194,449,948	$136,865,279
Due from Sponsor Company	1,386	—	3,629	1,095	3,670
Receivable for fund shares sold	—	—	—	—	—

Total assets	16,374,446	149,611	51,516,075	194,451,043	136,868,949

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,386	—	3,629	1,095	3,670

Total liabilities	1,386	—	3,629	1,095	3,670

Net assets:
For contract liabilities	$16,373,060	$149,611	$51,512,446	$194,449,948	$136,865,279

Deferred contracts in the accumulation period:
Units owned by participants #	858,398	3,128	4,727,621	6,399,055	14,758,051
Contract liability	$16,373,060	$149,611	$51,512,446	$194,449,948	$136,865,279

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,665,100	2,484,305	1,943,780	1,278,948	16,846
Cost	$124,146,740	$35,923,194	$60,145,107	$23,809,954	$465,376
Fair Value	$132,450,038	$40,146,370	$55,145,044	$22,675,756	$488,548
Due from Sponsor Company	1,925	1,573	—	50	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	132,451,963	40,147,943	55,145,044	22,675,806	488,548

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,925	1,573	—	50	—

Total liabilities	1,925	1,573	—	50	—

Net assets:
For contract liabilities	$132,450,038	$40,146,370	$55,145,044	$22,675,756	$488,548

Deferred contracts in the accumulation period:
Units owned by participants #	6,741,980	5,871,816	3,321,282	2,442,119	9,693
Contract liability	$132,450,038	$40,146,370	$55,145,044	$22,675,756	$488,548

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	588,323	11,355,995	2,733,106	127,459	17,338
Cost	$44,490,118	$124,213,036	$27,656,348	$7,567,231	$258,787
Fair Value	$59,126,452	$107,314,155	$28,451,634	$10,136,788	$306,188
Due from Sponsor Company	27	5,496	1,074	—	—
Receivable for fund shares sold	—	—	—	6,362	—

Total assets	59,126,479	107,319,651	28,452,708	10,143,150	306,188

Liabilities:
Due to Sponsor Company	—	—	—	6,362	—
Payable for fund shares purchased	27	5,496	1,074	—	—

Total liabilities	27	5,496	1,074	6,362	—

Net assets:
For contract liabilities	$59,126,452	$107,314,155	$28,451,634	$10,136,788	$306,188

Deferred contracts in the accumulation period:
Units owned by participants #	3,496,680	26,005,214	13,264,165	177,728	4,342
Contract liability	$59,126,452	$107,314,155	$28,451,634	$10,136,788	$306,188

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	418,930	539,010	34,990	398	3,112
Cost	$4,373,348	$8,948,583	$1,027,722	$8,021	$64,213
Fair Value	$3,548,340	$11,108,998	$1,176,380	$10,199	$84,747
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,548,340	11,108,998	1,176,380	10,199	84,747

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$3,548,340	$11,108,998	$1,176,380	$10,199	$84,747

Deferred contracts in the accumulation period:
Units owned by participants #	183,818	238,028	19,516	288	1,130
Contract liability	$3,548,340	$11,108,998	$1,176,380	$10,199	$84,747

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	61,919	165,284	387,335	290,305	604,952
Cost	$949,773	$3,154,652	$12,335,820	$3,256,256	$10,764,576
Fair Value	$829,096	$3,348,644	$12,983,481	$3,239,806	$11,717,918
Due from Sponsor Company	448	—	516	—	208
Receivable for fund shares sold	—	—	—	—	—

Total assets	829,544	3,348,644	12,983,997	3,239,806	11,718,126

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	448	—	516	—	208

Total liabilities	448	—	516	—	208

Net assets:
For contract liabilities	$829,096	$3,348,644	$12,983,481	$3,239,806	$11,717,918

Deferred contracts in the accumulation period:
Units owned by participants #	35,811	82,823	664,289	59,722	245,142
Contract liability	$829,096	$3,348,644	$12,983,481	$3,239,806	$11,717,918

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,299,501	259,111	68,356	146,572	78,615
Cost	$14,963,148	$4,152,232	$1,163,138	$4,920,364	$4,675,967
Fair Value	$13,514,814	$4,814,288	$1,255,692	$5,851,168	$5,763,236
Due from Sponsor Company	—	—	—	325	—
Receivable for fund shares sold	222	—	—	—	8,966

Total assets	13,515,036	4,814,288	1,255,692	5,851,493	5,772,202

Liabilities:
Due to Sponsor Company	222	—	—	—	8,966
Payable for fund shares purchased	—	—	—	325	—

Total liabilities	222	—	—	325	8,966

Net assets:
For contract liabilities	$13,514,814	$4,814,288	$1,255,692	$5,851,168	$5,763,236

Deferred contracts in the accumulation period:
Units owned by participants #	555,814	84,069	32,330	143,137	74,099
Contract liability	$13,514,814	$4,814,288	$1,255,692	$5,851,168	$5,763,236

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	213,520	202,365	2,373,863	677,758	1,876,597
Cost	$6,705,476	$3,494,917	$30,625,155	$15,403,959	$33,055,755
Fair Value	$8,485,297	$2,794,658	$27,299,421	$15,771,435	$40,590,800
Due from Sponsor Company	—	—	547	—	629
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,485,297	2,794,658	27,299,968	15,771,435	40,591,429

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	547	—	629

Total liabilities	—	—	547	—	629

Net assets:
For contract liabilities	$8,485,297	$2,794,658	$27,299,421	$15,771,435	$40,590,800

Deferred contracts in the accumulation period:
Units owned by participants #	141,314	38,165	1,558,643	396,836	1,010,412
Contract liability	$8,485,297	$2,794,658	$27,299,421	$15,771,435	$40,590,800

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	63,567	123,196	169,420	274,511	133,816
Cost	$2,762,455	$4,453,223	$3,577,637	$6,380,594	$2,252,452
Fair Value	$3,797,502	$4,762,739	$3,356,202	$7,820,827	$2,871,684
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	5,805	—	18	—

Total assets	3,797,502	4,768,544	3,356,202	7,820,845	2,871,684

Liabilities:
Due to Sponsor Company	—	5,805	—	18	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	5,805	—	18	—

Net assets:
For contract liabilities	$3,797,502	$4,762,739	$3,356,202	$7,820,827	$2,871,684

Deferred contracts in the accumulation period:
Units owned by participants #	61,462	103,722	62,354	163,011	37,221
Contract liability	$3,797,502	$4,762,739	$3,356,202	$7,820,827	$2,871,684

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	208,666	517,116	6,077	341,286	63,987
Cost	$1,423,186	$12,449,434	$104,906	$5,783,499	$903,072
Fair Value	$957,776	$17,033,786	$121,477	$5,037,385	$1,060,901
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	957,776	17,033,786	121,477	5,037,385	1,060,901

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$957,776	$17,033,786	$121,477	$5,037,385	$1,060,901

Deferred contracts in the accumulation period:
Units owned by participants #	24,971	206,626	1,302	70,295	14,500
Contract liability	$957,776	$17,033,786	$121,477	$5,037,385	$1,060,901

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,157,383	570,541	485,416	12,081	69,060
Cost	$7,441,019	$6,099,720	$7,205,639	$191,632	$827,815
Fair Value	$6,608,660	$4,638,497	$7,577,346	$235,100	$843,908
Due from Sponsor Company	353	—	353	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,609,013	4,638,497	7,577,699	235,100	843,908

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	353	—	353	—	—

Total liabilities	353	—	353	—	—

Net assets:
For contract liabilities	$6,608,660	$4,638,497	$7,577,346	$235,100	$843,908

Deferred contracts in the accumulation period:
Units owned by participants #	98,551	115,271	224,877	7,660	25,304
Contract liability	$6,608,660	$4,638,497	$7,577,346	$235,100	$843,908

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	34,017	39,542	381,677	147,363	340,403
Cost	$536,792	$39,542	$13,465,490	$1,781,171	$3,079,265
Fair Value	$763,689	$39,542	$19,278,517	$1,690,255	$2,903,637
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	763,689	39,542	19,278,517	1,690,255	2,903,637

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$763,689	$39,542	$19,278,517	$1,690,255	$2,903,637

Deferred contracts in the accumulation period:
Units owned by participants #	11,260	18,954	120,941	46,360	208,871
Contract liability	$763,689	$39,542	$19,278,517	$1,690,255	$2,903,637

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	451,663	1,383,563	575,676	5,286	1,802
Cost	$6,252,514	$22,264,060	$6,748,062	$39,252	$25,149
Fair Value	$6,214,889	$15,744,943	$7,184,438	$29,021	$24,748
Due from Sponsor Company	—	4,054	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,214,889	15,748,997	7,184,438	29,021	24,748

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	4,054	—	—	—

Total liabilities	—	4,054	—	—	—

Net assets:
For contract liabilities	$6,214,889	$15,744,943	$7,184,438	$29,021	$24,748

Deferred contracts in the accumulation period:
Units owned by participants #	441,065	1,031,385	345,378	786	583
Contract liability	$6,214,889	$15,744,943	$7,184,438	$29,021	$24,748

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	904,520	34,793	1,415,428	3,380,566	124,160
Cost	$7,876,816	$347,927	$14,258,374	$86,127,063	$2,846,483
Fair Value	$5,191,942	$347,927	$25,435,241	$118,522,659	$3,166,092
Due from Sponsor Company	59	—	353	716	1,202
Receivable for fund shares sold	—	—	—	—	—

Total assets	5,192,001	347,927	25,435,594	118,523,375	3,167,294

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	59	—	353	716	1,202

Total liabilities	59	—	353	716	1,202

Net assets:
For contract liabilities	$5,191,942	$347,927	$25,435,241	$118,522,659	$3,166,092

Deferred contracts in the accumulation period:
Units owned by participants #	96,221	29,818	565,733	4,888,266	76,375
Contract liability	$5,191,942	$347,927	$25,435,241	$118,522,659	$3,166,092

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	563,571	898,649	425,110	2,639	3,860
Cost	$8,655,646	$5,112,122	$10,202,461	$43,589	$50,360
Fair Value	$9,766,680	$4,151,760	$13,782,054	$53,678	$55,935
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	78	12,247	—	—

Total assets	9,766,680	4,151,838	13,794,301	53,678	55,935

Liabilities:
Due to Sponsor Company	—	78	12,247	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	78	12,247	—	—

Net assets:
For contract liabilities	$9,766,680	$4,151,760	$13,782,054	$53,678	$55,935

Deferred contracts in the accumulation period:
Units owned by participants #	225,603	232,839	166,509	1,690	1,379
Contract liability	$9,766,680	$4,151,760	$13,782,054	$53,678	$55,935

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	474,984	129,669	141,594	24,173	39,523
Cost	$2,886,541	$1,370,250	$2,100,484	$254,148	$745,095
Fair Value	$2,678,908	$1,039,947	$2,179,139	$291,038	$885,707
Due from Sponsor Company	—	—	—	—	65
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,678,908	1,039,947	2,179,139	291,038	885,772

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	65

Total liabilities	—	—	—	—	65

Net assets:
For contract liabilities	$2,678,908	$1,039,947	$2,179,139	$291,038	$885,707

Deferred contracts in the accumulation period:
Units owned by participants #	76,218	51,872	69,097	18,323	10,876
Contract liability	$2,678,908	$1,039,947	$2,179,139	$291,038	$885,707

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	23,746	300,173	1,732	67,274
Cost	$913,685	$3,604,254	$50,748	$4,747,978
Fair Value	$1,146,946	$5,162,983	$53,472	$5,249,409
Due from Sponsor Company	—	—	—	—
Receivable for fund shares sold	—	6,145	—	—

Total assets	1,146,946	5,169,128	53,472	5,249,409

Liabilities:
Due to Sponsor Company	—	6,145	—	—
Payable for fund shares purchased	—	—	—	—

Total liabilities	—	6,145	—	—

Net assets:
For contract liabilities	$1,146,946	$5,162,983	$53,472	$5,249,409

Deferred contracts in the accumulation period:
Units owned by participants #	12,134	115,632	3,088	311,462
Contract liability	$1,146,946	$5,162,983	$53,472	$5,249,409

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$12,258	$—	$75,693	$82,569	$1,542,396

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(46,308)	(115,898)	(28,557)	927	828,035
Net realized gain distributions	14,120	—	—	650,657	3,008,185
Change in unrealized appreciation (depreciation)	78,612	112,567	115,260	456,689	5,245,031

Net gain (loss) on investments	46,424	(3,331)	86,703	1,108,273	9,081,251

Net increase (decrease) in net assets resulting from operations	$58,682	$(3,331)	$162,396	$1,190,842	$10,623,647

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$748,677	$1,926,171	$51,124	$170,262	$770,501

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	918,173	(273,036)	(26,202)	179,149	1,430,838
Net realized gain distributions	377,986	—	—	—	1,451,850
Change in unrealized appreciation (depreciation)	6,053,375	(1,226,151)	(99,413)	990,878	2,703,770

Net gain (loss) on investments	7,349,534	(1,499,187)	(125,615)	1,170,027	5,586,458

Net increase (decrease) in net assets resulting from operations	$8,098,211	$426,984	$(74,491)	$1,340,289	$6,356,959

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$248,847	$868,508	$1,849,052	$651,391	$304,351

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(126,591)	6,255,162	3,825,201	124,136	392,788
Net realized gain distributions	868,297	5,927,860	7,428,274	—	102,068
Change in unrealized appreciation (depreciation)	(407,585)	57,884,917	22,537,399	965,246	616,131

Net gain (loss) on investments	334,121	70,067,939	33,790,874	1,089,382	1,110,987

Net increase (decrease) in net assets resulting from operations	$582,968	$70,936,447	$35,639,926	$1,740,773	$1,415,338

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$11,969	$436	$389,343	$338,120	$103,400

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22)	3,510	237,983	(55,839)	(2,689)
Net realized gain distributions	3,079	38,599	1,270,019	8,532	107,449
Change in unrealized appreciation (depreciation)	24,385	137,219	1,166,840	202,261	60,818

Net gain (loss) on investments	27,442	179,328	2,674,842	154,954	165,578

Net increase (decrease) in net assets resulting from operations	$39,411	$179,764	$3,064,185	$493,074	$268,978

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$148,274	$1,564,538	$—	$14,996	$119,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	190,442	—	36,215	1,763,649	360,418
Net realized gain distributions	15,594	—	381,743	5,730,394	4,614,358
Change in unrealized appreciation (depreciation)	310,919	—	(10,724)	5,390,742	272,063

Net gain (loss) on investments	516,955	—	407,234	12,884,785	5,246,839

Net increase (decrease) in net assets resulting from operations	$665,229	$1,564,538	$407,234	$12,899,781	$5,366,092

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,807	$4,194	$1,475	$—	$1,434,241

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,521	(1,072)	3,552	(7,316)	(90,132)
Net realized gain distributions	18,701	—	26,270	—	117,509
Change in unrealized appreciation (depreciation)	(15,015)	3,707	(15,720)	626,763	452,821

Net gain (loss) on investments	14,207	2,635	14,102	619,447	480,198

Net increase (decrease) in net assets resulting from operations	$21,014	$6,829	$15,577	$619,447	$1,914,439

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$346,962	$593,900	$51,668	$178,873	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,133	(23,233)	47,067	(66,587)	(49,656)
Net realized gain distributions	1,457,952	617,606	245,833	442,114	—
Change in unrealized appreciation (depreciation)	(864,967)	2,004,502	174,404	1,568,996	418,599

Net gain (loss) on investments	600,118	2,598,875	467,304	1,944,523	368,943

Net increase (decrease) in net assets resulting from operations	$947,080	$3,192,775	$518,972	$2,123,396	$368,943

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$739,128	$2,021	$1,010,855	$1,451,189	$786,742

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(188,214)	3,950	364,946	1,566,031	1,849,936
Net realized gain distributions	—	—	3,413,619	7,791,490	5,572,435
Change in unrealized appreciation (depreciation)	140,357	16,983	595,712	24,980,969	20,299,125

Net gain (loss) on investments	(47,857)	20,933	4,374,277	34,338,490	27,721,496

Net increase (decrease) in net assets resulting from operations	$691,271	$22,954	$5,385,132	$35,789,679	$28,508,238

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,540,116	$619,839	$—	$—	$1,416

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	918,213	275,903	(488,187)	(127,405)	(187)
Net realized gain distributions	8,884,089	—	1,323,587	—	—
Change in unrealized appreciation (depreciation)	3,196,325	2,314,081	2,639,075	2,679,244	55,431

Net gain (loss) on investments	12,998,627	2,589,984	3,474,475	2,551,839	55,244

Net increase (decrease) in net assets resulting from operations	$15,538,743	$3,209,823	$3,474,475	$2,551,839	$56,660

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$952,834	$3,698,619	$1,224,248	$—	$2,817

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,122,828	(606,331)	115,192	155,024	1,084
Net realized gain distributions	1,746,282	—	—	—	6,530
Change in unrealized appreciation (depreciation)	1,132,395	(858,395)	94,839	2,393,545	62,848

Net gain (loss) on investments	4,001,505	(1,464,726)	210,031	2,548,569	70,462

Net increase (decrease) in net assets resulting from operations	$4,954,339	$2,233,893	$1,434,279	$2,548,569	$73,279

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$221,631	$166,272	$7,734	$166	$1,202

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(65,094)	321,195	9,785	15	1,874
Net realized gain distributions	—	779,928	92,883	405	2,112
Change in unrealized appreciation (depreciation)	13,373	279,313	138,947	588	4,367

Net gain (loss) on investments	(51,721)	1,380,436	241,615	1,008	8,353

Net increase (decrease) in net assets resulting from operations	$169,910	$1,546,708	$249,349	$1,174	$9,555

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$22,226	$39,894	$237,552	$10,322	$14,504

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,568)	8,914	60,322	(10,785)	15,412
Net realized gain distributions	—	205,134	70,620	74,382	513,069
Change in unrealized appreciation (depreciation)	(29,656)	208,266	(277,518)	406,637	1,280,575

Net gain (loss) on investments	(38,224)	422,314	(146,576)	470,234	1,809,056

Net increase (decrease) in net assets resulting from operations	$(15,998)	$462,208	$90,976	$480,556	$1,823,560

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$752,446	$26,250	$8,985	$49,015	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(62,165)	25,789	5,488	65,729	77,929
Net realized gain distributions	—	268,422	68,081	425,648	413,712
Change in unrealized appreciation (depreciation)	159,690	565,458	100,830	481,247	888,556

Net gain (loss) on investments	97,525	859,669	174,399	972,624	1,380,197

Net increase (decrease) in net assets resulting from operations	$849,971	$885,919	$183,384	$1,021,639	$1,380,197

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$56,919	$—	$1,174,377	$389,795	$671,486

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	58,860	(25,614)	(206,109)	84,096	491,045
Net realized gain distributions	579,148	—	—	754,609	3,041,171
Change in unrealized appreciation (depreciation)	713,583	203,784	(269,006)	(41,470)	210,415

Net gain (loss) on investments	1,351,591	178,170	(475,115)	797,235	3,742,631

Net increase (decrease) in net assets resulting from operations	$1,408,510	$178,170	$699,262	$1,187,030	$4,414,117

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$—	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	114,178	52,152	(8,441)	66,113	19,796
Net realized gain distributions	—	281,149	325,174	282,980	—
Change in unrealized appreciation (depreciation)	944,937	373,340	328,809	525,107	540,180

Net gain (loss) on investments	1,059,115	706,641	645,542	874,200	559,976

Net increase (decrease) in net assets resulting from operations	$1,059,115	$706,641	$645,542	$874,200	$559,976

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$63,032	$216,635	$3,262	$99,965	$7,678

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(55,411)	280,559	2,047	(91,936)	12,624
Net realized gain distributions	—	743,848	—	—	47,338
Change in unrealized appreciation (depreciation)	50,558	1,682,658	14,159	191,987	(44,788)

Net gain (loss) on investments	(4,853)	2,707,065	16,206	100,051	15,174

Net increase (decrease) in net assets resulting from operations	$58,179	$2,923,700	$19,468	$200,016	$22,852

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$365,772	$287,196	$184,731	$3,702	$23,297

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(41,544)	(265,888)	41,728	1,818	2,535
Net realized gain distributions	—	—	—	—	2,532
Change in unrealized appreciation (depreciation)	172,266	87,242	28,316	27,934	19,942

Net gain (loss) on investments	130,722	(178,646)	70,044	29,752	25,009

Net increase (decrease) in net assets resulting from operations	$496,494	$108,550	$254,775	$33,454	$48,306

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$5,992	$1,880	$70,402	$15,391	$117,772

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,040	—	252,286	(24,558)	(5,675)
Net realized gain distributions	40,612	—	116,025	74,695	21,342
Change in unrealized appreciation (depreciation)	110,931	—	3,342,377	25,604	84,691

Net gain (loss) on investments	166,583	—	3,710,688	75,741	100,358

Net increase (decrease) in net assets resulting from operations	$172,575	$1,880	$3,781,090	$91,132	$218,130

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$162,429	$—	$69,334	$2,906	$344

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	21,240	(317,108)	21,286	(466)	(11)
Net realized gain distributions	—	—	23,730	—	—
Change in unrealized appreciation (depreciation)	(233,052)	(1,696,564)	270,217	568	1,544

Net gain (loss) on investments	(211,812)	(2,013,672)	315,233	102	1,533

Net increase (decrease) in net assets resulting from operations	$(49,383)	$(2,013,672)	$384,567	$3,008	$1,877

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$16,621	$21,790	$1,443,723	$50,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(502,147)	—	857,124	2,459,809	12,927
Net realized gain distributions	—	—	960,220	4,796,691	188,059
Change in unrealized appreciation (depreciation)	2,040,872	—	4,927,203	15,508,558	170,647

Net gain (loss) on investments	1,538,725	—	6,744,547	22,765,058	371,633

Net increase (decrease) in net assets resulting from operations	$1,538,725	$16,621	$6,766,337	$24,208,781	$421,886

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$70,165	$248,678	$149,111	$1,470	$9,092

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,542	(74,351)	448,216	2,239	52,607
Net realized gain distributions	210,384	—	606,915	—	—
Change in unrealized appreciation (depreciation)	2,019,701	55,194	1,141,609	4,911	(41,881)

Net gain (loss) on investments	2,240,627	(19,157)	2,196,740	7,150	10,726

Net increase (decrease) in net assets resulting from operations	$2,310,792	$229,521	$2,345,851	$8,620	$19,818

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$148,358	$57,654	$32,851	$6,724	$4,756

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,587)	(23,329)	2,543	5,601	3,283
Net realized gain distributions	—	—	—	792	43,393
Change in unrealized appreciation (depreciation)	64,063	(9,324)	(4,425)	458	131,242

Net gain (loss) on investments	50,476	(32,653)	(1,882)	6,851	177,918

Net increase (decrease) in net assets resulting from operations	$198,834	$25,001	$30,969	$13,575	$182,674

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,169	$—	$668	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,303	160,625	4,090	1,498
Net realized gain distributions	7,032	206,159	1,880	—
Change in unrealized appreciation (depreciation)	204,791	987,249	4,929	1,075,807

Net gain (loss) on investments	215,126	1,354,033	10,899	1,077,305

Net increase (decrease) in net assets resulting from operations	$217,295	$1,354,033	$11,567	$1,077,305

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,258	$—	$75,693	$82,569	$1,542,396
Net realized gain (loss) on security transactions	(46,308)	(115,898)	(28,557)	927	828,035
Net realized gain distributions	14,120	—	—	650,657	3,008,185
Change in unrealized appreciation (depreciation)	78,612	112,567	115,260	456,689	5,245,031

Net increase (decrease) in net assets resulting from operations	58,682	(3,331)	162,396	1,190,842	10,623,647

Unit transactions:
Purchases	40,154	—	—	281,255	1,084,346
Net transfers	(2,168)	(702,260)	(150,797)	(742,090)	923,286
Surrenders for benefit payments and fees	(258,430)	(115,756)	(35,503)	(796,797)	(1,584,393)
Other transactions	—	(4)	—	—	78
Death benefits	—	(207)	(71,449)	(31,912)	(959,682)
Net loan activity	132	(11,766)	(37,413)	(70,090)	(57,357)
Cost of insurance and other fees	(23,335)	(4,089)	(94,123)	(323,566)	(2,130,512)

Net increase (decrease) in net assets resulting from unit transactions	(243,647)	(834,082)	(389,285)	(1,683,200)	(2,724,234)

Net increase (decrease) in net assets	(184,965)	(837,413)	(226,889)	(492,358)	7,899,413

Net assets:
Beginning of period	890,831	837,413	3,306,236	12,880,727	65,847,571
End of period	$705,866	$—	$3,079,347	$12,388,369	$73,746,984

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$748,677	$1,926,171	$51,124	$170,262	$770,501
Net realized gain (loss) on security transactions	918,173	(273,036)	(26,202)	179,149	1,430,838
Net realized gain distributions	377,986	—	—	—	1,451,850
Change in unrealized appreciation (depreciation)	6,053,375	(1,226,151)	(99,413)	990,878	2,703,770

Net increase (decrease) in net assets resulting from operations	8,098,211	426,984	(74,491)	1,340,289	6,356,959

Unit transactions:
Purchases	593,188	1,305,935	109,197	260,467	700,763
Net transfers	411,648	5,298,682	60,077	(58,539)	(403,720)
Surrenders for benefit payments and fees	(1,250,445)	(840,375)	(47,413)	(251,972)	(1,316,165)
Other transactions	54	98	25	25	(156)
Death benefits	(1,157,508)	(1,066,999)	(3,470)	(161,164)	(1,529,326)
Net loan activity	(219,160)	(59,549)	(32,466)	(283,157)	(68,633)
Cost of insurance and other fees	(997,082)	(1,225,307)	(55,288)	(218,276)	(1,278,411)

Net increase (decrease) in net assets resulting from unit transactions	(2,619,305)	3,412,485	30,662	(712,616)	(3,895,648)

Net increase (decrease) in net assets	5,478,906	3,839,469	(43,829)	627,673	2,461,311

Net assets:
Beginning of period	43,169,177	43,148,927	2,415,195	9,709,603	46,677,116
End of period	$48,648,083	$46,988,396	$2,371,366	$10,337,276	$49,138,427

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$248,847	$868,508	$1,849,052	$651,391	$304,351
Net realized gain (loss) on security transactions	(126,591)	6,255,162	3,825,201	124,136	392,788
Net realized gain distributions	868,297	5,927,860	7,428,274	—	102,068
Change in unrealized appreciation (depreciation)	(407,585)	57,884,917	22,537,399	965,246	616,131

Net increase (decrease) in net assets resulting from operations	582,968	70,936,447	35,639,926	1,740,773	1,415,338

Unit transactions:
Purchases	464,104	2,892,055	2,328,344	1,422,185	540,769
Net transfers	4,856	(5,814,703)	(1,893,859)	93,639	(426,757)
Surrenders for benefit payments and fees	(254,633)	(3,584,858)	(3,072,442)	(925,755)	(620,661)
Other transactions	340	(136)	2,541	(26)	25
Death benefits	(781,297)	(3,559,604)	(2,535,017)	(732,874)	(137,243)
Net loan activity	(51,194)	(1,369,947)	(852,195)	(100,007)	(96,527)
Cost of insurance and other fees	(616,433)	(5,511,141)	(3,973,573)	(1,270,940)	(636,313)

Net increase (decrease) in net assets resulting from unit transactions	(1,234,257)	(16,948,334)	(9,996,201)	(1,513,778)	(1,376,707)

Net increase (decrease) in net assets	(651,289)	53,988,113	25,643,725	226,995	38,631

Net assets:
Beginning of period	23,479,665	230,089,261	150,493,410	52,147,005	21,331,910
End of period	$22,828,376	$284,077,374	$176,137,135	$52,374,000	$21,370,541

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$11,969	$436	$389,343	$338,120	$103,400
Net realized gain (loss) on security transactions	(22)	3,510	237,983	(55,839)	(2,689)
Net realized gain distributions	3,079	38,599	1,270,019	8,532	107,449
Change in unrealized appreciation (depreciation)	24,385	137,219	1,166,840	202,261	60,818

Net increase (decrease) in net assets resulting from operations	39,411	179,764	3,064,185	493,074	268,978

Unit transactions:
Purchases	—	5,970	391,450	10,055	85,361
Net transfers	—	225,812	(64,906)	(1,967)	281
Surrenders for benefit payments and fees	—	—	(85,725)	(154,220)	—
Other transactions	—	—	62	—	—
Death benefits	—	—	(370,389)	—	—
Net loan activity	—	(3,619)	(29,078)	—	—
Cost of insurance and other fees	(16,042)	(7,581)	(983,387)	(170,821)	(67,287)

Net increase (decrease) in net assets resulting from unit transactions	(16,042)	220,582	(1,141,973)	(316,953)	18,355

Net increase (decrease) in net assets	23,369	400,346	1,922,212	176,121	287,333

Net assets:
Beginning of period	469,166	567,211	20,224,639	9,812,921	3,654,650
End of period	$492,535	$967,557	$22,146,851	$9,989,042	$3,941,983

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$148,274	$1,564,538	$—	$14,996	$119,253
Net realized gain (loss) on security transactions	190,442	—	36,215	1,763,649	360,418
Net realized gain distributions	15,594	—	381,743	5,730,394	4,614,358
Change in unrealized appreciation (depreciation)	310,919	—	(10,724)	5,390,742	272,063

Net increase (decrease) in net assets resulting from operations	665,229	1,564,538	407,234	12,899,781	5,366,092

Unit transactions:
Purchases	254,721	3,003,543	39,460	777,240	748,516
Net transfers	142	4,115,607	167,390	(84,934)	206,245
Surrenders for benefit payments and fees	(1,168,542)	(3,733,979)	(57,270)	(1,234,136)	(879,245)
Other transactions	—	(104)	—	—	—
Death benefits	(2,305)	(676,563)	(95,791)	(604,545)	(704,498)
Net loan activity	(9,338)	97,031	(3,799)	(226,231)	(123,799)
Cost of insurance and other fees	(313,077)	(1,698,494)	(53,689)	(1,198,485)	(824,374)

Net increase (decrease) in net assets resulting from unit transactions	(1,238,399)	1,107,041	(3,699)	(2,571,091)	(1,577,155)

Net increase (decrease) in net assets	(573,170)	2,671,579	403,535	10,328,690	3,788,937

Net assets:
Beginning of period	7,666,314	30,786,234	1,375,535	39,020,306	31,564,371
End of period	$7,093,144	$33,457,813	$1,779,070	$49,348,996	$35,353,308

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,807	$4,194	$1,475	$—	$1,434,241
Net realized gain (loss) on security transactions	10,521	(1,072)	3,552	(7,316)	(90,132)
Net realized gain distributions	18,701	—	26,270	—	117,509
Change in unrealized appreciation (depreciation)	(15,015)	3,707	(15,720)	626,763	452,821

Net increase (decrease) in net assets resulting from operations	21,014	6,829	15,577	619,447	1,914,439

Unit transactions:
Purchases	—	—	15,925	46,876	682,210
Net transfers	—	—	18,980	(48,871)	(86,828)
Surrenders for benefit payments and fees	(777)	(8,919)	(29,693)	(50,284)	(878,999)
Other transactions	—	—	—	—	(109)
Death benefits	(23,632)	—	—	(288)	(99,749)
Net loan activity	—	(2,929)	—	16,545	(55,288)
Cost of insurance and other fees	(19,384)	(2,882)	(14,344)	(34,911)	(873,581)

Net increase (decrease) in net assets resulting from unit transactions	(43,793)	(14,730)	(9,132)	(70,933)	(1,312,344)

Net increase (decrease) in net assets	(22,779)	(7,901)	6,445	548,514	602,095

Net assets:
Beginning of period	417,773	126,611	182,358	2,044,766	27,543,258
End of period	$394,994	$118,710	$188,803	$2,593,280	$28,145,353

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$346,962	$593,900	$51,668	$178,873	$—
Net realized gain (loss) on security transactions	7,133	(23,233)	47,067	(66,587)	(49,656)
Net realized gain distributions	1,457,952	617,606	245,833	442,114	—
Change in unrealized appreciation (depreciation)	(864,967)	2,004,502	174,404	1,568,996	418,599

Net increase (decrease) in net assets resulting from operations	947,080	3,192,775	518,972	2,123,396	368,943

Unit transactions:
Purchases	450,264	—	138,450	389,575	105,951
Net transfers	(626,558)	(408,576)	(141,482)	(120,301)	13,959
Surrenders for benefit payments and fees	(147,449)	(526,555)	(302,939)	(478,562)	(201,411)
Other transactions	—	—	—	—	—
Death benefits	(1,175,070)	(773,054)	(1,587)	(175,741)	(15,478)
Net loan activity	(114,593)	(167,425)	18,952	(45,429)	(18,118)
Cost of insurance and other fees	(510,599)	(636,540)	(94,580)	(435,096)	(76,486)

Net increase (decrease) in net assets resulting from unit transactions	(2,124,005)	(2,512,150)	(383,186)	(865,554)	(191,583)

Net increase (decrease) in net assets	(1,176,925)	680,625	135,786	1,257,842	177,360

Net assets:
Beginning of period	19,867,930	28,871,924	4,876,368	18,456,140	3,509,129
End of period	$18,691,005	$29,552,549	$5,012,154	$19,713,982	$3,686,489

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$739,128	$2,021	$1,010,855	$1,451,189	$786,742
Net realized gain (loss) on security transactions	(188,214)	3,950	364,946	1,566,031	1,849,936
Net realized gain distributions	—	—	3,413,619	7,791,490	5,572,435
Change in unrealized appreciation (depreciation)	140,357	16,983	595,712	24,980,969	20,299,125

Net increase (decrease) in net assets resulting from operations	691,271	22,954	5,385,132	35,789,679	28,508,238

Unit transactions:
Purchases	653,170	—	779,854	3,448,973	2,079,712
Net transfers	30,592	—	9,480	(3,460,837)	(704,749)
Surrenders for benefit payments and fees	(519,501)	—	(267,809)	(2,152,692)	(2,309,548)
Other transactions	81	—	512	45	128
Death benefits	(239,296)	—	(1,439,354)	(6,556,919)	(1,245,528)
Net loan activity	(59,434)	—	(37,732)	(1,167,335)	(850,148)
Cost of insurance and other fees	(455,677)	(14,092)	(2,002,734)	(5,334,047)	(2,823,640)

Net increase (decrease) in net assets resulting from unit transactions	(590,065)	(14,092)	(2,957,783)	(15,222,812)	(5,853,773)

Net increase (decrease) in net assets	101,206	8,862	2,427,349	20,566,867	22,654,465

Net assets:
Beginning of period	16,271,854	140,749	49,085,097	173,883,081	114,210,814
End of period	$16,373,060	$149,611	$51,512,446	$194,449,948	$136,865,279

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,540,116	$619,839	$—	$—	$1,416
Net realized gain (loss) on security transactions	918,213	275,903	(488,187)	(127,405)	(187)
Net realized gain distributions	8,884,089	—	1,323,587	—	—
Change in unrealized appreciation (depreciation)	3,196,325	2,314,081	2,639,075	2,679,244	55,431

Net increase (decrease) in net assets resulting from operations	15,538,743	3,209,823	3,474,475	2,551,839	56,660

Unit transactions:
Purchases	2,581,384	642,593	656,416	289,231	9,955
Net transfers	(2,172,224)	230,046	(1,747,935)	(490,904)	8,991
Surrenders for benefit payments and fees	(1,356,902)	(340,204)	(137,553)	(251,326)	(13,569)
Other transactions	749	(368)	(118)	(115)	—
Death benefits	(2,832,333)	(1,574,842)	(1,934,956)	(159,201)	—
Net loan activity	(468,203)	(70,084)	(233,581)	(97,077)	—
Cost of insurance and other fees	(4,097,933)	(1,079,059)	(1,610,942)	(754,416)	(4,475)

Net increase (decrease) in net assets resulting from unit transactions	(8,345,462)	(2,191,918)	(5,008,669)	(1,463,808)	902

Net increase (decrease) in net assets	7,193,281	1,017,905	(1,534,194)	1,088,031	57,562

Net assets:
Beginning of period	125,256,757	39,128,465	56,679,238	21,587,725	430,986
End of period	$132,450,038	$40,146,370	$55,145,044	$22,675,756	$488,548

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$952,834	$3,698,619	$1,224,248	$—	$2,817
Net realized gain (loss) on security transactions	1,122,828	(606,331)	115,192	155,024	1,084
Net realized gain distributions	1,746,282	—	—	—	6,530
Change in unrealized appreciation (depreciation)	1,132,395	(858,395)	94,839	2,393,545	62,848

Net increase (decrease) in net assets resulting from operations	4,954,339	2,233,893	1,434,279	2,548,569	73,279

Unit transactions:
Purchases	1,007,134	3,671,261	3,004,773	110,538	—
Net transfers	(690,117)	8,639,234	(807,841)	591,691	—
Surrenders for benefit payments and fees	(230,728)	(1,679,258)	(264,634)	(26,751)	—
Other transactions	427	649	(1,081)	25	—
Death benefits	(1,543,370)	(2,150,039)	(79,357)	(428,456)	—
Net loan activity	32,721	(432,356)	519,080	—	—
Cost of insurance and other fees	(2,367,329)	(3,683,153)	(3,136,660)	(179,514)	(12,791)

Net increase (decrease) in net assets resulting from unit transactions	(3,791,262)	4,366,338	(765,720)	67,533	(12,791)

Net increase (decrease) in net assets	1,163,077	6,600,231	668,559	2,616,102	60,488

Net assets:
Beginning of period	57,963,375	100,713,924	27,783,075	7,520,686	245,700
End of period	$59,126,452	$107,314,155	$28,451,634	$10,136,788	$306,188

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$221,631	$166,272	$7,734	$166	$1,202
Net realized gain (loss) on security transactions	(65,094)	321,195	9,785	15	1,874
Net realized gain distributions	—	779,928	92,883	405	2,112
Change in unrealized appreciation (depreciation)	13,373	279,313	138,947	588	4,367

Net increase (decrease) in net assets resulting from operations	169,910	1,546,708	249,349	1,174	9,555

Unit transactions:
Purchases	125,747	143,817	—	—	3,110
Net transfers	(416,890)	(409,244)	(506)	—	(7)
Surrenders for benefit payments and fees	(449)	(88,623)	(16,395)	—	—
Other transactions	—	—	—	—	—
Death benefits	(26,809)	(423,273)	(39,980)	—	—
Net loan activity	(7,925)	(32,702)	(8,917)	—	—
Cost of insurance and other fees	(102,815)	(349,333)	(17,825)	(68)	(4,633)

Net increase (decrease) in net assets resulting from unit transactions	(429,141)	(1,159,358)	(83,623)	(68)	(1,530)

Net increase (decrease) in net assets	(259,231)	387,350	165,726	1,106	8,025

Net assets:
Beginning of period	3,807,571	10,721,648	1,010,654	9,093	76,722
End of period	$3,548,340	$11,108,998	$1,176,380	$10,199	$84,747

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$22,226	$39,894	$237,552	$10,322	$14,504
Net realized gain (loss) on security transactions	(8,568)	8,914	60,322	(10,785)	15,412
Net realized gain distributions	—	205,134	70,620	74,382	513,069
Change in unrealized appreciation (depreciation)	(29,656)	208,266	(277,518)	406,637	1,280,575

Net increase (decrease) in net assets resulting from operations	(15,998)	462,208	90,976	480,556	1,823,560

Unit transactions:
Purchases	47,397	97,400	462,635	—	316,245
Net transfers	6,891	(78,092)	(13,466)	(11,449)	107,914
Surrenders for benefit payments and fees	(41,046)	(65,809)	(329,974)	(34,413)	(266,198)
Other transactions	—	—	(53)	—	—
Death benefits	(786)	(20,698)	(127,991)	(22,205)	(448,833)
Net loan activity	(885)	5,456	(91,537)	(11,636)	(66,962)
Cost of insurance and other fees	(21,848)	(102,930)	(305,952)	(56,856)	(212,639)

Net increase (decrease) in net assets resulting from unit transactions	(10,277)	(164,673)	(406,338)	(136,559)	(570,473)

Net increase (decrease) in net assets	(26,275)	297,535	(315,362)	343,997	1,253,087

Net assets:
Beginning of period	855,371	3,051,109	13,298,843	2,895,809	10,464,831
End of period	$829,096	$3,348,644	$12,983,481	$3,239,806	$11,717,918

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$752,446	$26,250	$8,985	$49,015	$—
Net realized gain (loss) on security transactions	(62,165)	25,789	5,488	65,729	77,929
Net realized gain distributions	—	268,422	68,081	425,648	413,712
Change in unrealized appreciation (depreciation)	159,690	565,458	100,830	481,247	888,556

Net increase (decrease) in net assets resulting from operations	849,971	885,919	183,384	1,021,639	1,380,197

Unit transactions:
Purchases	347,229	63,142	27,846	93,296	161,555
Net transfers	363,934	13,257	(38,678)	(172,467)	379,737
Surrenders for benefit payments and fees	(152,275)	(6,479)	(2,222)	(14,372)	(159,660)
Other transactions	1	(25)	—	—	—
Death benefits	(257,836)	(11,277)	(2,572)	(47,113)	(17,581)
Net loan activity	(55,847)	(91)	(9,204)	8,310	(115,091)
Cost of insurance and other fees	(324,935)	(144,669)	(13,760)	(129,468)	(107,304)

Net increase (decrease) in net assets resulting from unit transactions	(79,729)	(86,142)	(38,590)	(261,814)	141,656

Net increase (decrease) in net assets	770,242	799,777	144,794	759,825	1,521,853

Net assets:
Beginning of period	12,744,572	4,014,511	1,110,898	5,091,343	4,241,383
End of period	$13,514,814	$4,814,288	$1,255,692	$5,851,168	$5,763,236

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$56,919	$—	$1,174,377	$389,795	$671,486
Net realized gain (loss) on security transactions	58,860	(25,614)	(206,109)	84,096	491,045
Net realized gain distributions	579,148	—	—	754,609	3,041,171
Change in unrealized appreciation (depreciation)	713,583	203,784	(269,006)	(41,470)	210,415

Net increase (decrease) in net assets resulting from operations	1,408,510	178,170	699,262	1,187,030	4,414,117

Unit transactions:
Purchases	104,951	25,758	1,148,975	280,470	1,015,139
Net transfers	(80,836)	3,147	318,440	(54,139)	(206,904)
Surrenders for benefit payments and fees	(17,337)	—	(605,748)	(390,066)	(994,538)
Other transactions	—	—	(2)	—	(25)
Death benefits	—	(426)	(842,646)	(692,545)	(597,881)
Net loan activity	(2,247)	540	(47,859)	(32,752)	(224,337)
Cost of insurance and other fees	(199,060)	(86,265)	(796,885)	(470,335)	(852,712)

Net increase (decrease) in net assets resulting from unit transactions	(194,529)	(57,246)	(825,725)	(1,359,367)	(1,861,258)

Net increase (decrease) in net assets	1,213,981	120,924	(126,463)	(172,337)	2,552,859

Net assets:
Beginning of period	7,271,316	2,673,734	27,425,884	15,943,772	38,037,941
End of period	$8,485,297	$2,794,658	$27,299,421	$15,771,435	$40,590,800

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$—	$—	$—
Net realized gain (loss) on security transactions	114,178	52,152	(8,441)	66,113	19,796
Net realized gain distributions	—	281,149	325,174	282,980	—
Change in unrealized appreciation (depreciation)	944,937	373,340	328,809	525,107	540,180

Net increase (decrease) in net assets resulting from operations	1,059,115	706,641	645,542	874,200	559,976

Unit transactions:
Purchases	—	59,739	24,407	107,505	—
Net transfers	(363,545)	(307,715)	(6,588)	88,669	(10,997)
Surrenders for benefit payments and fees	(12,625)	(101,669)	(52,890)	(24,214)	—
Other transactions	—	—	—	25	—
Death benefits	(192,397)	(138,799)	(700)	(55,584)	—
Net loan activity	(2,013)	1,233	(6,064)	(49,627)	(1,400)
Cost of insurance and other fees	(92,085)	(121,553)	(49,005)	(150,128)	(99,679)

Net increase (decrease) in net assets resulting from unit transactions	(662,665)	(608,764)	(90,840)	(83,354)	(112,076)

Net increase (decrease) in net assets	396,450	97,877	554,702	790,846	447,900

Net assets:
Beginning of period	3,401,052	4,664,862	2,801,500	7,029,981	2,423,784
End of period	$3,797,502	$4,762,739	$3,356,202	$7,820,827	$2,871,684

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$63,032	$216,635	$3,262	$99,965	$7,678
Net realized gain (loss) on security transactions	(55,411)	280,559	2,047	(91,936)	12,624
Net realized gain distributions	—	743,848	—	—	47,338
Change in unrealized appreciation (depreciation)	50,558	1,682,658	14,159	191,987	(44,788)

Net increase (decrease) in net assets resulting from operations	58,179	2,923,700	19,468	200,016	22,852

Unit transactions:
Purchases	—	—	—	68,460	—
Net transfers	—	(72,448)	—	(172,637)	4
Surrenders for benefit payments and fees	(50)	(2,339)	(12,254)	(96,906)	—
Other transactions	—	—	—	—	—
Death benefits	—	(435,849)	—	(187,935)	(9,026)
Net loan activity	—	(112)	(30)	(511)	(3)
Cost of insurance and other fees	(107,912)	(579,550)	(15,652)	(222,230)	(48,038)

Net increase (decrease) in net assets resulting from unit transactions	(107,962)	(1,090,298)	(27,936)	(611,759)	(57,063)

Net increase (decrease) in net assets	(49,783)	1,833,402	(8,468)	(411,743)	(34,211)

Net assets:
Beginning of period	1,007,559	15,200,384	129,945	5,449,128	1,095,112
End of period	$957,776	$17,033,786	$121,477	$5,037,385	$1,060,901

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$365,772	$287,196	$184,731	$3,702	$23,297
Net realized gain (loss) on security transactions	(41,544)	(265,888)	41,728	1,818	2,535
Net realized gain distributions	—	—	—	—	2,532
Change in unrealized appreciation (depreciation)	172,266	87,242	28,316	27,934	19,942

Net increase (decrease) in net assets resulting from operations	496,494	108,550	254,775	33,454	48,306

Unit transactions:
Purchases	75,217	112,954	189,314	—	—
Net transfers	232,532	19,275	36,172	9	—
Surrenders for benefit payments and fees	(26,267)	(277,733)	(100,472)	—	—
Other transactions	—	—	—	—	—
Death benefits	(79,286)	(178,733)	(74,405)	(1,820)	—
Net loan activity	2,344	(13)	16,539	(5)	—
Cost of insurance and other fees	(178,250)	(304,865)	(417,679)	(9,807)	(89,399)

Net increase (decrease) in net assets resulting from unit transactions	26,290	(629,115)	(350,531)	(11,623)	(89,399)

Net increase (decrease) in net assets	522,784	(520,565)	(95,756)	21,831	(41,093)

Net assets:
Beginning of period	6,085,876	5,159,062	7,673,102	213,269	885,001
End of period	$6,608,660	$4,638,497	$7,577,346	$235,100	$843,908

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,992	$1,880	$70,402	$15,391	$117,772
Net realized gain (loss) on security transactions	15,040	—	252,286	(24,558)	(5,675)
Net realized gain distributions	40,612	—	116,025	74,695	21,342
Change in unrealized appreciation (depreciation)	110,931	—	3,342,377	25,604	84,691

Net increase (decrease) in net assets resulting from operations	172,575	1,880	3,781,090	91,132	218,130

Unit transactions:
Purchases	—	—	123,964	29,162	107,745
Net transfers	15	—	29,243	130,268	(3,327)
Surrenders for benefit payments and fees	—	—	(124,308)	(104,658)	(28,776)
Other transactions	—	—	25	—	—
Death benefits	(25,373)	—	(366,921)	(46,436)	(12,631)
Net loan activity	(16)	—	(23,322)	8,672	(1,404)
Cost of insurance and other fees	(37,713)	(1,024)	(493,834)	(85,887)	(64,246)

Net increase (decrease) in net assets resulting from unit transactions	(63,087)	(1,024)	(855,153)	(68,879)	(2,639)

Net increase (decrease) in net assets	109,488	856	2,925,937	22,253	215,491

Net assets:
Beginning of period	654,201	38,686	16,352,580	1,668,002	2,688,146
End of period	$763,689	$39,542	$19,278,517	$1,690,255	$2,903,637

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$162,429	$—	$69,334	$2,906	$344
Net realized gain (loss) on security transactions	21,240	(317,108)	21,286	(466)	(11)
Net realized gain distributions	—	—	23,730	—	—
Change in unrealized appreciation (depreciation)	(233,052)	(1,696,564)	270,217	568	1,544

Net increase (decrease) in net assets resulting from operations	(49,383)	(2,013,672)	384,567	3,008	1,877

Unit transactions:
Purchases	—	765,332	—	—	—
Net transfers	(41,041)	403,147	(38,004)	—	—
Surrenders for benefit payments and fees	(223,974)	(521,635)	(26,208)	—	—
Other transactions	(26)	(118)	50	—	—
Death benefits	(83,793)	(113,444)	(58,078)	—	—
Net loan activity	(40,565)	(38,373)	(4,850)	—	—
Cost of insurance and other fees	(141,523)	(553,223)	(184,715)	(1,291)	(1,150)

Net increase (decrease) in net assets resulting from unit transactions	(530,922)	(58,314)	(311,805)	(1,291)	(1,150)

Net increase (decrease) in net assets	(580,305)	(2,071,986)	72,762	1,717	727

Net assets:
Beginning of period	6,795,194	17,816,929	7,111,676	27,304	24,021
End of period	$6,214,889	$15,744,943	$7,184,438	$29,021	$24,748

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$16,621	$21,790	$1,443,723	$50,253
Net realized gain (loss) on security transactions	(502,147)	—	857,124	2,459,809	12,927
Net realized gain distributions	—	—	960,220	4,796,691	188,059
Change in unrealized appreciation (depreciation)	2,040,872	—	4,927,203	15,508,558	170,647

Net increase (decrease) in net assets resulting from operations	1,538,725	16,621	6,766,337	24,208,781	421,886

Unit transactions:
Purchases	91,981	10,334	221,103	860,251	26,005
Net transfers	(170,933)	(5)	(364,128)	1,531,281	(27,846)
Surrenders for benefit payments and fees	(64,416)	—	(329,292)	(931,321)	—
Other transactions	—	—	25	36	—
Death benefits	(7,766)	—	(663,412)	(4,203,946)	—
Net loan activity	(37,214)	—	(24,391)	(15,089)	—
Cost of insurance and other fees	(100,379)	(12,351)	(886,737)	(3,448,436)	(64,079)

Net increase (decrease) in net assets resulting from unit transactions	(288,727)	(2,022)	(2,046,832)	(6,207,224)	(65,920)

Net increase (decrease) in net assets	1,249,998	14,599	4,719,505	18,001,557	355,966

Net assets:
Beginning of period	3,941,944	333,328	20,715,736	100,521,102	2,810,126
End of period	$5,191,942	$347,927	$25,435,241	$118,522,659	$3,166,092

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$70,165	$248,678	$149,111	$1,470	$9,092
Net realized gain (loss) on security transactions	10,542	(74,351)	448,216	2,239	52,607
Net realized gain distributions	210,384	—	606,915	—	—
Change in unrealized appreciation (depreciation)	2,019,701	55,194	1,141,609	4,911	(41,881)

Net increase (decrease) in net assets resulting from operations	2,310,792	229,521	2,345,851	8,620	19,818

Unit transactions:
Purchases	126,632	134,946	229,240	1,130	276
Net transfers	(247,509)	(80,309)	(49,274)	(13,907)	(491,056)
Surrenders for benefit payments and fees	(26,011)	(35,295)	(606,039)	—	—
Other transactions	25	—	—	—	—
Death benefits	(136,887)	(52,851)	—	—	—
Net loan activity	(7,685)	(734)	(620)	(4,639)	—
Cost of insurance and other fees	(190,958)	(110,323)	(599,434)	(2,450)	(16,711)

Net increase (decrease) in net assets resulting from unit transactions	(482,393)	(144,566)	(1,026,127)	(19,866)	(507,491)

Net increase (decrease) in net assets	1,828,399	84,955	1,319,724	(11,246)	(487,673)

Net assets:
Beginning of period	7,938,281	4,066,805	12,462,330	64,924	543,608
End of period	$9,766,680	$4,151,760	$13,782,054	$53,678	$55,935

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$148,358	$57,654	$32,851	$6,724	$4,756
Net realized gain (loss) on security transactions	(13,587)	(23,329)	2,543	5,601	3,283
Net realized gain distributions	—	—	—	792	43,393
Change in unrealized appreciation (depreciation)	64,063	(9,324)	(4,425)	458	131,242

Net increase (decrease) in net assets resulting from operations	198,834	25,001	30,969	13,575	182,674

Unit transactions:
Purchases	56,100	24,041	33,908	24,078	29,371
Net transfers	43,321	4,160	672,956	(11,379)	138,744
Surrenders for benefit payments and fees	(18)	(8,037)	(1,800)	—	(6,719)
Other transactions	—	—	—	—	—
Death benefits	(19,152)	(24,775)	(1,805)	—	—
Net loan activity	(272)	27,085	(2,225)	—	—
Cost of insurance and other fees	(100,596)	(43,503)	(30,762)	(16,293)	(23,385)

Net increase (decrease) in net assets resulting from unit transactions	(20,617)	(21,029)	670,272	(3,594)	138,011

Net increase (decrease) in net assets	178,217	3,972	701,241	9,981	320,685

Net assets:
Beginning of period	2,500,691	1,035,975	1,477,898	281,057	565,022
End of period	$2,678,908	$1,039,947	$2,179,139	$291,038	$885,707

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2024

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,169	$—	$668	$—
Net realized gain (loss) on security transactions	3,303	160,625	4,090	1,498
Net realized gain distributions	7,032	206,159	1,880	—
Change in unrealized appreciation (depreciation)	204,791	987,249	4,929	1,075,807

Net increase (decrease) in net assets resulting from operations	217,295	1,354,033	11,567	1,077,305

Unit transactions:
Purchases	1,967	193,130	1,151	—
Net transfers	4	(247,197)	(90,365)	(216,667)
Surrenders for benefit payments and fees	—	(96,338)	—	(1,057)
Other transactions	—	—	—	26
Death benefits	—	—	—	(119,733)
Net loan activity	—	(23,432)	—	(3,119)
Cost of insurance and other fees	(20,471)	(185,656)	(2,271)	(132,508)

Net increase (decrease) in net assets resulting from unit transactions	(18,500)	(359,493)	(91,485)	(473,058)

Net increase (decrease) in net assets	198,795	994,540	(79,918)	604,247

Net assets:
Beginning of period	948,151	4,168,443	133,390	4,645,162
End of period	$1,146,946	$5,162,983	$53,472	$5,249,409

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,364	$—	$22,641	$95,634	$1,398,804
Net realized gain (loss) on security transactions	(3,577)	(6,669)	(35,538)	(64,038)	444,435
Net realized gain distributions	42,196	30,978	—	1,005,481	2,505,046
Change in unrealized appreciation (depreciation)	53,169	71,455	460,420	825,879	4,196,871

Net increase (decrease) in net assets resulting from operations	99,152	95,764	447,523	1,862,956	8,545,156

Unit transactions:
Purchases	37,336	—	—	316,752	903,077
Net transfers	5,864	—	(58,409)	(10,985)	(1,429,284)
Surrenders for benefit payments and fees	(2,176)	(26,310)	(37,832)	(353,486)	(1,580,184)
Other transactions	—	—	—	—	(93)
Death benefits	—	—	(20,891)	(23,188)	(2,127,962)
Net loan activity	(2,269)	—	(735)	(12,586)	(168,260)
Cost of insurance and other fees	(21,298)	(17,791)	(100,207)	(338,460)	(2,108,440)

Net increase (decrease) in net assets resulting from unit transactions	17,457	(44,101)	(218,074)	(421,953)	(6,511,146)

Net increase (decrease) in net assets	116,609	51,663	229,449	1,441,003	2,034,010

Net assets:
Beginning of period	774,222	785,750	3,076,787	11,439,724	63,813,561
End of period	$890,831	$837,413	$3,306,236	$12,880,727	$65,847,571

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)	American Funds IS® Capital World Bond Fund® (Class 2)	American Funds IS® Capital World Growth and Income Fund® (Class 2)	American Funds IS® Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$757,641	$1,456,231	$—	$169,397	$393,482
Net realized gain (loss) on security transactions	243,453	(305,835)	(32,330)	8,874	525,669
Net realized gain distributions	379,471	—	—	—	3,327,843
Change in unrealized appreciation (depreciation)	5,129,429	918,496	171,552	1,520,440	4,578,028

Net increase (decrease) in net assets resulting from operations	6,509,994	2,068,892	139,222	1,698,711	8,825,022

Unit transactions:
Purchases	617,510	1,431,529	112,916	279,039	747,556
Net transfers	(2,010,169)	1,177,889	20,951	35,720	(344,901)
Surrenders for benefit payments and fees	(377,294)	(636,894)	(40,389)	(107,418)	(467,756)
Other transactions	—	(111)	—	(27)	(79)
Death benefits	(680,747)	(653,674)	(11,025)	(45,030)	(636,706)
Net loan activity	(66,281)	49,273	(55,039)	(188,765)	(187,186)
Cost of insurance and other fees	(1,013,262)	(1,362,352)	(58,098)	(206,085)	(1,251,035)

Net increase (decrease) in net assets resulting from unit transactions	(3,530,243)	5,660	(30,684)	(232,566)	(2,140,107)

Net increase (decrease) in net assets	2,979,751	2,074,552	108,538	1,466,145	6,684,915

Net assets:
Beginning of period	40,189,426	41,074,375	2,306,657	8,243,458	39,992,201
End of period	$43,169,177	$43,148,927	$2,415,195	$9,709,603	$46,677,116

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)	American Funds IS® New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$58,205	$736,370	$1,883,440	$653,344	$296,037
Net realized gain (loss) on security transactions	(197,305)	2,078,167	1,615,441	(264,691)	110,395
Net realized gain distributions	287,006	11,409,661	7,158,791	—	—
Change in unrealized appreciation (depreciation)	3,172,906	51,485,835	21,263,188	6,938,621	2,557,568

Net increase (decrease) in net assets resulting from operations	3,320,812	65,710,033	31,920,860	7,327,274	2,964,000

Unit transactions:
Purchases	474,465	3,100,097	2,438,018	1,489,307	562,344
Net transfers	10,050	(4,147,655)	(2,663,369)	(1,020,332)	311,419
Surrenders for benefit payments and fees	(207,293)	(2,844,698)	(1,590,660)	(925,222)	(306,765)
Other transactions	267	(881)	(667)	(31)	25
Death benefits	(212,912)	(2,304,919)	(1,625,099)	(630,874)	(89,377)
Net loan activity	(20,082)	(378,113)	(259,127)	(41,349)	(161,872)
Cost of insurance and other fees	(724,885)	(5,162,374)	(3,991,967)	(1,335,198)	(619,929)

Net increase (decrease) in net assets resulting from unit transactions	(680,390)	(11,738,543)	(7,692,871)	(2,463,699)	(304,155)

Net increase (decrease) in net assets	2,640,422	53,971,490	24,227,989	4,863,575	2,659,845

Net assets:
Beginning of period	20,839,243	176,117,771	126,265,421	47,283,430	18,672,065
End of period	$23,479,665	$230,089,261	$150,493,410	$52,147,005	$21,331,910

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$10,587	$572	$373,023	$353,088	$103,286
Net realized gain (loss) on security transactions	(2,344)	866	144,562	(70,526)	(16,625)
Net realized gain distributions	4,884	24,679	559,924	631,707	23,624
Change in unrealized appreciation (depreciation)	42,122	100,469	900,163	(98,702)	288,156

Net increase (decrease) in net assets resulting from operations	55,249	126,586	1,977,672	815,567	398,441

Unit transactions:
Purchases	—	5,949	401,868	106,096	83,052
Net transfers	—	(730)	31,251	25,012	(1,152)
Surrenders for benefit payments and fees	(8,139)	—	(471,521)	(15,255)	(30,284)
Other transactions	—	—	112	(26)	—
Death benefits	—	—	(261,956)	(23,183)	—
Net loan activity	(35)	—	(9,428)	—	—
Cost of insurance and other fees	(16,744)	(5,317)	(921,904)	(177,103)	(59,877)

Net increase (decrease) in net assets resulting from unit transactions	(24,918)	(98)	(1,231,578)	(84,459)	(8,261)

Net increase (decrease) in net assets	30,331	126,488	746,094	731,108	390,180

Net assets:
Beginning of period	438,835	440,723	19,478,545	9,081,813	3,264,470
End of period	$469,166	$567,211	$20,224,639	$9,812,921	$3,654,650

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$162,614	$1,303,521	$44	$92,232	$114,584
Net realized gain (loss) on security transactions	16,162	—	(699)	344,754	(4,220)
Net realized gain distributions	—	—	59,071	1,289,474	845,337
Change in unrealized appreciation (depreciation)	797,485	—	307,808	8,119,403	3,041,632

Net increase (decrease) in net assets resulting from operations	976,261	1,303,521	366,224	9,845,863	3,997,333

Unit transactions:
Purchases	292,396	3,320,864	20,187	708,049	791,855
Net transfers	76,811	5,564,797	3,165	(9,215)	3,046,909
Surrenders for benefit payments and fees	(38,467)	(1,608,977)	—	(608,089)	(531,568)
Other transactions	25	(103)	—	(53)	(27)
Death benefits	—	(185,551)	—	(209,382)	(140,864)
Net loan activity	(125,000)	(1,019,847)	—	(114,295)	(59,287)
Cost of insurance and other fees	(283,579)	(1,541,168)	(42,910)	(1,042,407)	(784,600)

Net increase (decrease) in net assets resulting from unit transactions	(77,814)	4,530,015	(19,558)	(1,275,392)	2,322,418

Net increase (decrease) in net assets	898,447	5,833,536	346,666	8,570,471	6,319,751

Net assets:
Beginning of period	6,767,867	24,952,698	1,028,869	30,449,835	25,244,620
End of period	$7,666,314	$30,786,234	$1,375,535	$39,020,306	$31,564,371

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,119	$5,291	$1,454	$—	$1,373,822
Net realized gain (loss) on security transactions	3,806	(1,119)	(6,831)	(20,335)	(106,146)
Net realized gain distributions	1,042	—	6,212	—	1,665,512
Change in unrealized appreciation (depreciation)	64,531	6,807	28,219	605,102	(700,467)

Net increase (decrease) in net assets resulting from operations	73,498	10,979	29,054	584,767	2,232,721

Unit transactions:
Purchases	—	—	7,135	40,907	840,555
Net transfers	—	—	(39,298)	188,631	(465,121)
Surrenders for benefit payments and fees	(5,563)	(6,047)	—	(15,581)	(728,424)
Other transactions	—	—	—	—	25
Death benefits	—	—	—	—	(118,797)
Net loan activity	(69)	(784)	—	(9,969)	(248,360)
Cost of insurance and other fees	(19,592)	(3,012)	(10,939)	(24,761)	(894,986)

Net increase (decrease) in net assets resulting from unit transactions	(25,224)	(9,843)	(43,102)	179,227	(1,615,108)

Net increase (decrease) in net assets	48,274	1,136	(14,048)	763,994	617,613

Net assets:
Beginning of period	369,499	125,475	196,406	1,280,772	26,925,645
End of period	$417,773	$126,611	$182,358	$2,044,766	$27,543,258

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$460,766	$515,502	$42,444	$88,983	$—
Net realized gain (loss) on security transactions	(92,560)	(159,938)	13,502	(196,120)	(83,647)
Net realized gain distributions	1,002,743	2,372,707	487,117	964,670	—
Change in unrealized appreciation (depreciation)	2,063,879	767,929	(23,004)	1,250,461	829,698

Net increase (decrease) in net assets resulting from operations	3,434,828	3,496,200	520,059	2,107,994	746,051

Unit transactions:
Purchases	524,693	—	164,203	406,833	111,921
Net transfers	(186,147)	(207,147)	275,360	(83,537)	25,205
Surrenders for benefit payments and fees	(593,572)	(615,067)	(162,756)	(388,192)	(91,730)
Other transactions	25	(26)	—	(26)	—
Death benefits	(113,588)	(107,772)	(417)	(280,000)	—
Net loan activity	(50,241)	(99,222)	(60,829)	(26,601)	(44,972)
Cost of insurance and other fees	(575,967)	(672,921)	(95,766)	(435,591)	(72,400)

Net increase (decrease) in net assets resulting from unit transactions	(994,797)	(1,702,155)	119,795	(807,114)	(71,976)

Net increase (decrease) in net assets	2,440,031	1,794,045	639,854	1,300,880	674,075

Net assets:
Beginning of period	17,427,899	27,077,879	4,236,514	17,155,260	2,835,054
End of period	$19,867,930	$28,871,924	$4,876,368	$18,456,140	$3,509,129

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$733,463	$2,009	$882,630	$1,419,187	$891,421
Net realized gain (loss) on security transactions	(210,028)	2,329	28,100	(916,509)	508,392
Net realized gain distributions	—	—	1,325,750	2,766,148	685,412
Change in unrealized appreciation (depreciation)	749,476	20,585	4,283,879	26,461,960	18,280,617

Net increase (decrease) in net assets resulting from operations	1,272,911	24,923	6,520,359	29,730,786	20,365,842

Unit transactions:
Purchases	674,280	—	797,691	3,475,467	2,231,781
Net transfers	(174,283)	(552)	(1,993,904)	(2,411,575)	(1,245,277)
Surrenders for benefit payments and fees	(324,274)	—	(255,285)	(2,402,801)	(1,919,935)
Other transactions	(82)	—	139	(190)	177
Death benefits	(336,045)	(4,248)	(882,450)	(2,030,333)	(837,411)
Net loan activity	30,834	—	10,323	(636,321)	(263,290)
Cost of insurance and other fees	(480,069)	(12,764)	(1,974,820)	(5,300,861)	(2,642,838)

Net increase (decrease) in net assets resulting from unit transactions	(609,639)	(17,564)	(4,298,306)	(9,306,614)	(4,676,793)

Net increase (decrease) in net assets	663,272	7,359	2,222,053	20,424,172	15,689,049

Net assets:
Beginning of period	15,608,582	133,390	46,863,044	153,458,909	98,521,765
End of period	$16,271,854	$140,749	$49,085,097	$173,883,081	$114,210,814

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,874,869	$441,874	$23,237	$—	$—
Net realized gain (loss) on security transactions	214,927	10,762	(599,870)	(301,278)	(696)
Net realized gain distributions	10,251,743	—	3,863,923	—	—
Change in unrealized appreciation (depreciation)	3,436,947	3,645,799	4,260,042	3,428,710	67,589

Net increase (decrease) in net assets resulting from operations	15,778,486	4,098,435	7,547,332	3,127,432	66,893

Unit transactions:
Purchases	2,675,184	725,018	712,402	319,170	10,123
Net transfers	(76,579)	824,379	(742,751)	97,342	(307)
Surrenders for benefit payments and fees	(1,182,630)	(263,033)	(610,676)	(83,960)	—
Other transactions	353	(232)	34	(89)	—
Death benefits	(1,575,229)	(147,309)	(896,760)	(260,468)	—
Net loan activity	(640,876)	(14,868)	(17,353)	(22,171)	—
Cost of insurance and other fees	(4,073,000)	(1,103,333)	(1,750,953)	(736,506)	(4,314)

Net increase (decrease) in net assets resulting from unit transactions	(4,872,777)	20,622	(3,306,057)	(686,682)	5,502

Net increase (decrease) in net assets	10,905,709	4,119,057	4,241,275	2,440,750	72,395

Net assets:
Beginning of period	114,351,048	35,009,408	52,437,963	19,146,975	358,591
End of period	$125,256,757	$39,128,465	$56,679,238	$21,587,725	$430,986

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$744,435	$3,333,785	$374,322	$—	$1,447
Net realized gain (loss) on security transactions	900,369	(722,893)	21,921	(28,433)	(304)
Net realized gain distributions	2,731,343	—	—	148,186	47,491
Change in unrealized appreciation (depreciation)	(194,837)	3,878,771	1,035,948	2,084,807	(15,243)

Net increase (decrease) in net assets resulting from operations	4,181,310	6,489,663	1,432,191	2,204,560	33,391

Unit transactions:
Purchases	1,123,296	3,655,494	2,469,308	103,594	—
Net transfers	(508,716)	5,132,234	(1,167,967)	(59,727)	—
Surrenders for benefit payments and fees	(591,778)	(1,955,249)	(351,482)	—	—
Other transactions	(141)	1,657	759	—	—
Death benefits	(660,379)	(1,082,395)	(952,539)	—	—
Net loan activity	8,656	(145,908)	88,070	—	—
Cost of insurance and other fees	(2,530,410)	(3,709,818)	(2,655,349)	(164,687)	(9,273)

Net increase (decrease) in net assets resulting from unit transactions	(3,159,472)	1,896,015	(2,569,200)	(120,820)	(9,273)

Net increase (decrease) in net assets	1,021,838	8,385,678	(1,137,009)	2,083,740	24,118

Net assets:
Beginning of period	56,941,537	92,328,246	28,920,084	5,436,946	221,582
End of period	$57,963,375	$100,713,924	$27,783,075	$7,520,686	$245,700

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$160,684	$6,904	$152	$854
Net realized gain (loss) on security transactions	(95,773)	150,916	(3,402)	15	1,023
Net realized gain distributions	—	1,157,199	22,279	723	5,491
Change in unrealized appreciation (depreciation)	335,936	(294,438)	169,238	(156)	1,921

Net increase (decrease) in net assets resulting from operations	240,163	1,174,361	195,019	734	9,289

Unit transactions:
Purchases	128,096	117,699	—	—	3,110
Net transfers	(109,217)	(64,017)	(2,164)	—	(127)
Surrenders for benefit payments and fees	(115,631)	(136,161)	(18,809)	—	—
Other transactions	—	—	—	—	—
Death benefits	(30,999)	(42,637)	—	—	—
Net loan activity	(92)	(55,949)	(105)	—	—
Cost of insurance and other fees	(115,508)	(333,047)	(19,628)	(74)	(4,667)

Net increase (decrease) in net assets resulting from unit transactions	(243,351)	(514,112)	(40,706)	(74)	(1,684)

Net increase (decrease) in net assets	(3,188)	660,249	154,313	660	7,605

Net assets:
Beginning of period	3,810,759	10,061,399	856,341	8,433	69,117
End of period	$3,807,571	$10,721,648	$1,010,654	$9,093	$76,722

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$11,899	$38,351	$24,664	$7,923	$—
Net realized gain (loss) on security transactions	(8,172)	4,048	976	(33,873)	(74,725)
Net realized gain distributions	—	375,096	9,234	—	181,298
Change in unrealized appreciation (depreciation)	67,142	(74,506)	2,027,171	398,366	1,402,437

Net increase (decrease) in net assets resulting from operations	70,869	342,989	2,062,045	372,416	1,509,010

Unit transactions:
Purchases	55,140	106,561	483,390	—	335,540
Net transfers	(2,168)	(92,056)	(25,723)	(28,293)	(286,002)
Surrenders for benefit payments and fees	(14,451)	(43,588)	(294,197)	(13,987)	(184,830)
Other transactions	—	—	(52)	—	—
Death benefits	(4,572)	(14,643)	(49,999)	(30,662)	(30,714)
Net loan activity	(162)	(19,525)	(25,914)	(77)	(38,730)
Cost of insurance and other fees	(21,848)	(99,926)	(307,961)	(63,838)	(218,764)

Net increase (decrease) in net assets resulting from unit transactions	11,939	(163,177)	(220,456)	(136,857)	(423,500)

Net increase (decrease) in net assets	82,808	179,812	1,841,589	235,559	1,085,510

Net assets:
Beginning of period	772,563	2,871,297	11,457,254	2,660,250	9,379,321
End of period	$855,371	$3,051,109	$13,298,843	$2,895,809	$10,464,831

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$640,413	$31,159	$6,188	$46,106	$—
Net realized gain (loss) on security transactions	(89,822)	(36,811)	(23,782)	24,271	(37,431)
Net realized gain distributions	—	217,652	31,272	100,657	280,215
Change in unrealized appreciation (depreciation)	233,764	374,432	136,219	439,886	859,883

Net increase (decrease) in net assets resulting from operations	784,355	586,432	149,897	610,920	1,102,667

Unit transactions:
Purchases	337,971	51,085	32,757	116,941	150,864
Net transfers	160,151	(168,774)	(1,556)	(682,617)	(50,717)
Surrenders for benefit payments and fees	(219,028)	(19,923)	(216,760)	(58,945)	(106,458)
Other transactions	—	—	—	—	—
Death benefits	(115,703)	(529,647)	—	(36,423)	—
Net loan activity	87,950	(13,430)	(54,407)	(38,283)	(4,842)
Cost of insurance and other fees	(339,560)	(271,449)	(12,581)	(126,450)	(73,773)

Net increase (decrease) in net assets resulting from unit transactions	(88,219)	(952,138)	(252,547)	(825,777)	(84,926)

Net increase (decrease) in net assets	696,136	(365,706)	(102,650)	(214,857)	1,017,741

Net assets:
Beginning of period	12,048,436	4,380,217	1,213,548	5,306,200	3,223,642
End of period	$12,744,572	$4,014,511	$1,110,898	$5,091,343	$4,241,383

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$48,340	$—	$842,655	$311,213	$594,881
Net realized gain (loss) on security transactions	24,436	(93,933)	(190,089)	(6,337)	375,412
Net realized gain distributions	372,010	—	—	648,166	2,500,453
Change in unrealized appreciation (depreciation)	715,436	442,791	1,249,606	572,808	(671,650)

Net increase (decrease) in net assets resulting from operations	1,160,222	348,858	1,902,172	1,525,850	2,799,096

Unit transactions:
Purchases	121,652	28,682	1,161,449	300,599	1,044,899
Net transfers	70,969	(88,850)	(90,948)	(115,906)	(437,747)
Surrenders for benefit payments and fees	(77,429)	(20,033)	(643,595)	(90,481)	(854,181)
Other transactions	(25)	—	56	—	(62)
Death benefits	—	—	(194,010)	(257,708)	(324,087)
Net loan activity	(2,027)	(19,948)	(139,820)	(11,761)	(88,075)
Cost of insurance and other fees	(185,557)	(86,506)	(854,610)	(560,038)	(842,997)

Net increase (decrease) in net assets resulting from unit transactions	(72,417)	(186,655)	(761,478)	(735,295)	(1,502,250)

Net increase (decrease) in net assets	1,087,805	162,203	1,140,694	790,555	1,296,846

Net assets:
Beginning of period	6,183,511	2,511,531	26,285,190	15,153,217	36,741,095
End of period	$7,271,316	$2,673,734	$27,425,884	$15,943,772	$38,037,941

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$12,847	$60,693	$—
Net realized gain (loss) on security transactions	(20,345)	(26,695)	(17,788)	12,654	(8,364)
Net realized gain distributions	—	498,128	183,436	—	—
Change in unrealized appreciation (depreciation)	920,086	720,768	346,527	987,180	471,983

Net increase (decrease) in net assets resulting from operations	899,741	1,192,201	525,022	1,060,527	463,619

Unit transactions:
Purchases	—	55,529	26,280	117,541	—
Net transfers	(43,785)	77,230	(563)	530,452	—
Surrenders for benefit payments and fees	(5,313)	(47,265)	(22,885)	(16,492)	(9,497)
Other transactions	—	—	—	—	—
Death benefits	—	(9,006)	—	(30,686)	—
Net loan activity	—	(13,807)	(4,454)	21,906	(1,636)
Cost of insurance and other fees	(88,649)	(110,828)	(46,856)	(131,667)	(83,142)

Net increase (decrease) in net assets resulting from unit transactions	(137,747)	(48,147)	(48,478)	491,054	(94,275)

Net increase (decrease) in net assets	761,994	1,144,054	476,544	1,551,581	369,344

Net assets:
Beginning of period	2,639,058	3,520,808	2,324,956	5,478,400	2,054,440
End of period	$3,401,052	$4,664,862	$2,801,500	$7,029,981	$2,423,784

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$67,664	$322,395	$2,474	$47,169	$5,475
Net realized gain (loss) on security transactions	(95,081)	200,787	(1,387)	(70,008)	8,681
Net realized gain distributions	—	812,354	—	—	79,013
Change in unrealized appreciation (depreciation)	75,969	807,160	20,402	926,339	969

Net increase (decrease) in net assets resulting from operations	48,552	2,142,696	21,489	903,500	94,138

Unit transactions:
Purchases	—	—	—	81,753	—
Net transfers	—	(125,297)	(7,550)	21,556	(1,649)
Surrenders for benefit payments and fees	—	(296,613)	—	—	—
Other transactions	—	—	—	(26)	—
Death benefits	—	(511,828)	(1,665)	—	(21,965)
Net loan activity	—	(151)	(32)	(561)	(46)
Cost of insurance and other fees	(170,194)	(563,186)	(13,927)	(230,832)	(46,529)

Net increase (decrease) in net assets resulting from unit transactions	(170,194)	(1,497,075)	(23,174)	(128,110)	(70,189)

Net increase (decrease) in net assets	(121,642)	645,621	(1,685)	775,390	23,949

Net assets:
Beginning of period	1,129,201	14,554,763	131,630	4,673,738	1,071,163
End of period	$1,007,559	$15,200,384	$129,945	$5,449,128	$1,095,112

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$298,492	$307,676	$20,137	$1,566	$15,512
Net realized gain (loss) on security transactions	(136,641)	(258,826)	(42,663)	227	(19,544)
Net realized gain distributions	—	—	—	—	—
Change in unrealized appreciation (depreciation)	494,621	199,609	1,280,551	21,497	161,308

Net increase (decrease) in net assets resulting from operations	656,472	248,459	1,258,025	23,290	157,276

Unit transactions:
Purchases	95,975	113,843	145,237	—	—
Net transfers	281,504	(313,725)	(159,835)	(26)	506
Surrenders for benefit payments and fees	(8,347)	(105,939)	(61,725)	(179)	(46,736)
Other transactions	—	—	—	—	—
Death benefits	(96,476)	(37,613)	(63,912)	(2,010)	(148)
Net loan activity	(1,375)	(93)	(7,348)	(8)	—
Cost of insurance and other fees	(196,428)	(317,008)	(418,126)	(9,431)	(130,679)

Net increase (decrease) in net assets resulting from unit transactions	74,853	(660,535)	(565,709)	(11,654)	(177,057)

Net increase (decrease) in net assets	731,325	(412,076)	692,316	11,636	(19,781)

Net assets:
Beginning of period	5,354,551	5,571,138	6,980,786	201,633	904,782
End of period	$6,085,876	$5,159,062	$7,673,102	$213,269	$885,001

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,584	$1,757	$110,198	$2,299	$59,203
Net realized gain (loss) on security transactions	4,607	—	53,504	(63,481)	(24,408)
Net realized gain distributions	53,643	—	451,134	176,992	1,917
Change in unrealized appreciation (depreciation)	86,571	—	2,907,924	215,826	268,772

Net increase (decrease) in net assets resulting from operations	149,405	1,757	3,522,760	331,636	305,484

Unit transactions:
Purchases	—	—	167,891	18,183	120,264
Net transfers	(12,116)	—	(190,767)	(210,895)	5,314
Surrenders for benefit payments and fees	—	—	(319,813)	(13,272)	(98,335)
Other transactions	—	—	—	—	—
Death benefits	—	—	(266,310)	—	—
Net loan activity	(18)	—	(403)	54	(2,368)
Cost of insurance and other fees	(35,393)	(991)	(503,308)	(76,925)	(61,869)

Net increase (decrease) in net assets resulting from unit transactions	(47,527)	(991)	(1,112,710)	(282,855)	(36,994)

Net increase (decrease) in net assets	101,878	766	2,410,050	48,781	268,490

Net assets:
Beginning of period	552,323	37,920	13,942,530	1,619,221	2,419,656
End of period	$654,201	$38,686	$16,352,580	$1,668,002	$2,688,146

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$208,049	$—	$222,677	$2,208	$372
Net realized gain (loss) on security transactions	(14,519)	(308,222)	(25,269)	(502)	(131)
Net realized gain distributions	—	—	—	—	403
Change in unrealized appreciation (depreciation)	1,021,973	808,738	1,077,454	1,218	1,970

Net increase (decrease) in net assets resulting from operations	1,215,503	500,516	1,274,862	2,924	2,614

Unit transactions:
Purchases	14	825,215	17	—	—
Net transfers	(15,018)	284,360	(13,905)	—	—
Surrenders for benefit payments and fees	(189,896)	(550,212)	(214,665)	—	—
Other transactions	(25)	(58)	—	—	—
Death benefits	(34,312)	(96,467)	(11,400)	—	—
Net loan activity	(34,691)	(54,311)	(21,045)	—	—
Cost of insurance and other fees	(167,885)	(556,738)	(182,407)	(1,072)	(957)

Net increase (decrease) in net assets resulting from unit transactions	(441,813)	(148,211)	(443,405)	(1,072)	(957)

Net increase (decrease) in net assets	773,690	352,305	831,457	1,852	1,657

Net assets:
Beginning of period	6,021,504	17,464,624	6,280,219	25,452	22,364
End of period	$6,795,194	$17,816,929	$7,111,676	$27,304	$24,021

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$9,372	$—	$1,261,521	$47,017
Net realized gain (loss) on security transactions	(945,182)	—	408,470	587,987	1,504
Net realized gain distributions	—	—	243,088	3,697,793	80,682
Change in unrealized appreciation (depreciation)	2,179,857	—	6,093,611	15,643,478	135,429

Net increase (decrease) in net assets resulting from operations	1,234,675	9,372	6,745,169	21,190,779	264,632

Unit transactions:
Purchases	127,731	10,334	334,165	961,317	32,844
Net transfers	(231,000)	236,421	(336,701)	922,571	17,914
Surrenders for benefit payments and fees	(32,112)	—	(490,047)	(689,513)	—
Other transactions	—	—	—	150	—
Death benefits	(588)	—	(566,730)	(516,471)	(4,194)
Net loan activity	(6,274)	—	16,107	(15,006)	—
Cost of insurance and other fees	(83,307)	(7,874)	(871,604)	(3,215,019)	(65,262)

Net increase (decrease) in net assets resulting from unit transactions	(225,550)	238,881	(1,914,810)	(2,551,971)	(18,698)

Net increase (decrease) in net assets	1,009,125	248,253	4,830,359	18,638,808	245,934

Net assets:
Beginning of period	2,932,819	85,075	15,885,377	81,882,294	2,564,192
End of period	$3,941,944	$333,328	$20,715,736	$100,521,102	$2,810,126

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$27,811	$253,294	$224,491	$912	$339
Net realized gain (loss) on security transactions	(52,294)	(156,853)	139,316	2	223
Net realized gain distributions	1,548,977	—	629,285	—	—
Change in unrealized appreciation (depreciation)	(455,785)	98,300	686,771	8,906	50,896

Net increase (decrease) in net assets resulting from operations	1,068,709	194,741	1,679,863	9,820	51,458

Unit transactions:
Purchases	142,499	140,360	276,045	1,162	12,868
Net transfers	(453,599)	(327,312)	398,547	—	437,067
Surrenders for benefit payments and fees	(20,497)	(43,298)	(48,279)	—	—
Other transactions	—	—	—	—	—
Death benefits	(363,169)	(95,625)	(11,309)	—	—
Net loan activity	(6,717)	57,877	(129)	—	—
Cost of insurance and other fees	(185,902)	(121,582)	(459,215)	(3,362)	(3,741)

Net increase (decrease) in net assets resulting from unit transactions	(887,385)	(389,580)	155,660	(2,200)	446,194

Net increase (decrease) in net assets	181,324	(194,839)	1,835,523	7,620	497,652

Net assets:
Beginning of period	7,756,957	4,261,644	10,626,807	57,304	45,956
End of period	$7,938,281	$4,066,805	$12,462,330	$64,924	$543,608

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)	Putnam VT Core Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$120,979	$65,319	$568	$3,471	$1,950
Net realized gain (loss) on security transactions	(24,374)	(74,478)	(17,171)	8,031	(34,960)
Net realized gain distributions	—	—	—	—	34,973
Change in unrealized appreciation (depreciation)	169,585	52,986	259,469	31,462	108,358

Net increase (decrease) in net assets resulting from operations	266,190	43,827	242,866	42,964	110,321

Unit transactions:
Purchases	52,115	33,391	30,741	9,630	25,292
Net transfers	171,970	(111,724)	(236,515)	37,650	8,479
Surrenders for benefit payments and fees	—	(5,075)	(974)	—	(3,141)
Other transactions	—	25	—	—	—
Death benefits	(11,094)	—	—	—	—
Net loan activity	(293)	(56)	(71)	—	—
Cost of insurance and other fees	(93,354)	(54,899)	(41,213)	(13,225)	(12,139)

Net increase (decrease) in net assets resulting from unit transactions	119,344	(138,338)	(248,032)	34,055	18,491

Net increase (decrease) in net assets	385,534	(94,511)	(5,166)	77,019	128,812

Net assets:
Beginning of period	2,115,157	1,130,486	1,483,064	204,038	436,210
End of period	$2,500,691	$1,035,975	$1,477,898	$281,057	$565,022

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2023

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Large Cap Growth Fund (Class IB)	AB VPS Relative Value Portfolio (Class B)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,314	$—	$1,380	$—
Net realized gain (loss) on security transactions	(1,391)	(10,880)	(4,440)	(34,630)
Net realized gain distributions	26,443	36,548	8,719	—
Change in unrealized appreciation (depreciation)	168,486	1,054,148	3,498	581,804

Net increase (decrease) in net assets resulting from operations	197,852	1,079,816	9,157	547,174

Unit transactions:
Purchases	1,966	174,770	3,849	—
Net transfers	1	901,467	71,706	(31,104)
Surrenders for benefit payments and fees	—	(72,213)	(1,482)	—
Other transactions	—	—	—	—
Death benefits	—	(4,681)	—	—
Net loan activity	—	31	—	—
Cost of insurance and other fees	(16,606)	(146,419)	(2,898)	(130,667)

Net increase (decrease) in net assets resulting from unit transactions	(14,639)	852,955	71,175	(161,771)

Net increase (decrease) in net assets	183,213	1,932,771	80,332	385,403

Net assets:
Beginning of period	764,938	2,235,672	53,058	4,259,759
End of period	$948,151	$4,168,443	$133,390	$4,645,162

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2024, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation (Class B)
AB VPS Sustainable International Thematic Portfolio (Class B)(liquidated April 15, 2024)
AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B)
American Funds IS® Asset Allocation Fund (Class 2)
American Funds IS® Washington Mutual Investors Fund (Class 2)
American Funds IS® The Bond Fund of America® (Class 2)
American Funds IS® Capital World Bond Fund® (Class 2)
American Funds IS® Capital World Growth and Income Fund® (Class 2)
American Funds IS® Global Growth Fund (Class 2)
American Funds IS® Global Small Capitalization Fund (Class 2)
American Funds IS® Growth Fund (Class 2)
American Funds IS® Growth-Income Fund (Class 2)
American Funds IS® International Fund (Class 2)
American Funds IS® New World Fund® (Class 2)
Fidelity® VIP Asset Manager Portfolio (Initial Class)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Growth Portfolio (Service Class 2)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)
Franklin DynaTech VIP Fund (Class 2)

SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Rising Dividends VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Small Cap Growth HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series I)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. Diversified Dividend Fund (Series II)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Invesco V.I. Global Real Estate Fund (Series I)
Invesco V.I. Growth and Income Fund (Series II)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Fundamental Equity Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Growth Series (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Value Series (Initial Class)

SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Invesco V.I. Capital Appreciation Fund (Series II)
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Developing Markets VIP Fund (Class 1)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Morgan Stanley VIF Discovery Portfolio (Class II)
PSF PGIM Government Money Market Portfolio (Class I)
Putnam VT Large Cap Growth Fund (Class IA)
BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
Invesco V.I. American Value Fund (Series II)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT International Value Fund (Class IB)
Putnam VT Core Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)

SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Putnam VT Large Cap Growth Fund (Class IB)
AB VPS Relative Value Portfolio (Class B)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2024.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2020 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.

In this reporting period, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Account’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges :

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.3333*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*
Overloan Protection Rider	when benefit is exercised	7.00%

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There were no transactions with related parties during the period ended December 31, 2024.

SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation (Class B)	$32,081	$275,728
AB VPS Sustainable International Thematic Portfolio (Class B)	110,832	944,915
AB VPS International Value Portfolio (Class B)	7,778	397,063
AB VPS Discovery Value Portfolio (Class B)	474,379	2,157,578
American Funds IS® Asset Allocation Fund (Class 2)	2,568,640	5,292,873
American Funds IS® Washington Mutual Investors Fund (Class 2)	1,655,440	4,274,745
American Funds IS® The Bond Fund of America® (Class 2)	5,572,009	2,159,525
American Funds IS® Capital World Bond Fund® (Class 2)	180,314	149,651
American Funds IS® Capital World Growth and Income Fund® (Class 2)	315,809	1,028,424
American Funds IS® Global Growth Fund (Class 2)	1,325,628	5,221,276
American Funds IS® Global Small Capitalization Fund (Class 2)	509,442	1,743,700
American Funds IS® Growth Fund (Class 2)	618,518	17,566,851
American Funds IS® Growth-Income Fund (Class 2)	2,070,653	12,066,853
American Funds IS® International Fund (Class 2)	1,278,352	2,792,130
American Funds IS® New World Fund® (Class 2)	791,100	2,167,808
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	16,042
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	234,613	14,031
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	231,182	1,373,155
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	55,912	372,866
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	68,643	50,288
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	200,929	1,439,328
Fidelity® VIP Government Money Market Portfolio (Service Class)	8,508,203	7,401,163
Fidelity® VIP Growth Portfolio (Service Class 2)	203,386	207,086
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	1,857,694	4,428,785
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	825,499	2,402,655
Fidelity® VIP Overseas Portfolio (Initial Class)	—	43,793
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	14,731
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	64,113	73,245
Franklin DynaTech VIP Fund (Class 2)	80,024	150,956
Franklin Income VIP Fund (Class 2)	751,929	2,064,271
Franklin Mutual Global Discovery VIP Fund (Class 2)	230,376	2,354,381
Franklin Mutual Shares VIP Fund (Class 2)	30,959	2,543,109
Franklin Rising Dividends VIP Fund (Class 2)	129,741	512,926
Franklin Small Cap Value VIP Fund (Class 2)	221,221	1,086,775
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	92,674	284,258
Franklin Strategic Income VIP Fund (Class 1)	450,303	1,040,369
Putnam VT George Putnam Balanced Fund (Class IA)	—	14,091
Hartford Balanced HLS Fund (Class IA)	1,054,070	4,011,853
Hartford Capital Appreciation HLS Fund (Class IA)	401,846	15,624,657

SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Disciplined Equity HLS Fund (Class IA)	$752,948	$6,606,722
Hartford Dividend and Growth HLS Fund (Class IA)	1,153,661	9,499,125
Hartford International Opportunities HLS Fund (Class IA)	669,561	2,861,479
Hartford MidCap HLS Fund (Class IA)	334,044	5,342,713
Hartford Small Company HLS Fund (Class IA)	109,473	1,573,281
Hartford Small Cap Growth HLS Fund (Class IA)	25,487	24,585
Hartford Stock HLS Fund (Class IA)	405,034	4,196,295
Hartford Total Return Bond HLS Fund (Class IA)	8,362,190	3,995,852
Hartford Ultrashort Bond HLS Fund (Class IA)	2,689,763	3,455,483
Invesco V.I. American Franchise Fund (Series I)	1,124,936	1,057,402
Invesco V.I. American Value Fund (Series I)	—	12,791
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	102,859	532,001
Invesco V.I. Comstock Fund (Series II)	173,646	1,333,005
Invesco V.I. Core Equity Fund (Series I)	—	83,622
Invesco V.I. Diversified Dividend Fund (Series II)	—	69
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	6,221	7,752
Invesco V.I. Global Real Estate Fund (Series I)	51,567	61,844
Invesco V.I. Growth and Income Fund (Series II)	49,314	213,987
Invesco V.I. EQV International Equity Fund (Series I)	256,105	662,443
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	136,559
Invesco V.I. Small Cap Equity Fund (Series I)	261,103	831,575
Lord Abbett Bond Debenture Portfolio (Class VC)	616,084	695,814
Lord Abbett Dividend Growth Portfolio (Class VC)	83,440	169,583
Lord Abbett Fundamental Equity Portfolio (Class VC)	23,904	62,494
Lord Abbett Growth and Income Portfolio (Class VC)	122,043	383,856
MFS® Growth Series (Initial Class)	696,702	555,046
MFS® Investors Trust Series (Initial Class)	85,012	279,541
MFS® New Discovery Series (Initial Class)	32,833	90,079
MFS® Total Return Bond Series (Initial Class)	974,375	1,800,102
MFS® Total Return Series (Initial Class)	513,881	1,873,247
MFS® Value Series (Initial Class)	314,850	2,176,109
Invesco V.I. Capital Appreciation Fund (Series II)	—	662,664
Invesco V.I. Global Fund (Series II)	56,023	664,787
Invesco V.I. Main Street Fund® (Series II)	23,990	114,830
Invesco V.I. Main Street Small Cap Fund® (Series II)	294,496	377,849
Putnam VT Small Cap Growth Fund (Class IB)	—	112,076
Putnam VT Diversified Income Fund (Class IA)	—	107,962
Putnam VT Large Cap Value Fund (Class IA)	—	1,090,298
Putnam VT Global Asset Allocation Fund (Class IA)	—	27,936
Putnam VT Focused International Equity Fund (Class IA)	51,688	663,447
Putnam VT Global Health Care Fund (Class IA)	—	57,064
Putnam VT High Yield Fund (Class IA)	270,411	244,120

SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Income Fund (Class IA)	$117,380	$746,497
Putnam VT International Equity Fund (Class IA)	232,759	583,289
Putnam VT Emerging Markets Equity Fund (Class IA)	—	11,623
Putnam VT International Value Fund (Class IA)	—	89,398
Putnam VT Core Equity Fund (Class IA)	—	63,087
Putnam VT Government Money Market Fund (Class IA)	—	1,023
Putnam VT Sustainable Leaders Fund (Class IA)	72,161	927,314
Putnam VT Small Cap Value Fund (Class IB)	171,838	240,717
Templeton Developing Markets VIP Fund (Class 1)	112,305	114,944
Templeton Foreign VIP Fund (Class 2)	20,379	551,302
Templeton Global Bond VIP Fund (Class 2)	926,556	984,869
Templeton Growth VIP Fund (Class 2)	2	311,807
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	1,292
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	1,151
Morgan Stanley VIF Discovery Portfolio (Class II)	184,420	473,146
PSF PGIM Government Money Market Portfolio (Class I)	13,444	15,466
Putnam VT Large Cap Growth Fund (Class IA)	174,632	2,221,464
BlackRock S&P 500 Index V.I. Fund (Class I)	3,160,919	9,368,143
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	23,772	89,692
Invesco V.I. American Value Fund (Series II)	108,508	590,901
Putnam VT Diversified Income Fund (Class IB)	136,813	281,380
Putnam VT Large Cap Value Fund (Class IB)	776,355	1,802,482
Putnam VT Global Asset Allocation Fund (Class IB)	554	20,420
Putnam VT Focused International Equity Fund (Class IB)	277	507,769
Putnam VT High Yield Fund (Class IB)	112,186	132,803
Putnam VT Income Fund (Class IB)	53,243	74,272
Putnam VT International Equity Fund (Class IB)	700,138	29,866
Putnam VT International Value Fund (Class IB)	40,869	44,464
Putnam VT Core Equity Fund (Class IB)	191,021	53,010
Putnam VT Sustainable Leaders Fund (Class IB)	1,936	20,435
Putnam VT Large Cap Growth Fund (Class IB)	411,482	770,974
AB VPS Relative Value Portfolio (Class B)	1,195	92,680
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	26	473,084

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	1,399	12,685	(11,286)
AB VPS Sustainable International Thematic Portfolio (Class B)	7,732	64,363	(56,631)
AB VPS International Value Portfolio (Class B)	677	32,622	(31,945)

SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio (Class B)	11,760	50,803	(39,043)
American Funds IS® Asset Allocation Fund (Class 2)	50,331	104,882	(54,551)
American Funds IS® Washington Mutual Investors Fund (Class 2)	26,557	67,137	(40,580)
American Funds IS® The Bond Fund of America® (Class 2)	304,111	119,526	184,585
American Funds IS® Capital World Bond Fund® (Class 2)	14,329	11,967	2,362
American Funds IS® Capital World Growth and Income Fund® (Class 2)	10,537	33,979	(23,442)
American Funds IS® Global Growth Fund (Class 2)	200,807	770,626	(569,819)
American Funds IS® Global Small Capitalization Fund (Class 2)	103,651	344,118	(240,467)
American Funds IS® Growth Fund (Class 2)	72,485	2,141,099	(2,068,614)
American Funds IS® Growth-Income Fund (Class 2)	312,276	1,753,405	(1,441,129)
American Funds IS® International Fund (Class 2)	30,287	64,854	(34,567)
American Funds IS® New World Fund® (Class 2)	13,339	35,843	(22,504)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	2,566	(2,566)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	4,351	244	4,107
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	21,013	123,941	(102,928)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	2,542	17,562	(15,020)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	2,726	2,054	672
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	7,184	51,661	(44,477)
Fidelity® VIP Government Money Market Portfolio (Service Class)	749,391	652,240	97,151
Fidelity® VIP Growth Portfolio (Service Class 2)	3,043	3,181	(138)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	27,355	64,557	(37,202)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	16,529	48,045	(31,516)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	8,277	(8,277)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	761	(761)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	1,616	1,859	(243)
Franklin DynaTech VIP Fund (Class 2)	1,634	2,939	(1,305)
Franklin Income VIP Fund (Class 2)	26,571	73,729	(47,158)
Franklin Mutual Global Discovery VIP Fund (Class 2)	6,951	70,349	(63,398)
Franklin Mutual Shares VIP Fund (Class 2)	806	62,295	(61,489)
Franklin Rising Dividends VIP Fund (Class 2)	2,203	8,613	(6,410)
Franklin Small Cap Value VIP Fund (Class 2)	3,257	15,957	(12,700)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	2,124	6,717	(4,593)
Franklin Strategic Income VIP Fund (Class 1)	24,039	55,666	(31,627)
Putnam VT George Putnam Balanced Fund (Class IA)	—	313	(313)
Hartford Balanced HLS Fund (Class IA)	98,089	380,532	(282,443)
Hartford Capital Appreciation HLS Fund (Class IA)	14,754	550,539	(535,785)
Hartford Disciplined Equity HLS Fund (Class IA)	90,599	772,054	(681,455)
Hartford Dividend and Growth HLS Fund (Class IA)	59,360	500,938	(441,578)
Hartford International Opportunities HLS Fund (Class IA)	97,305	428,942	(331,637)
Hartford MidCap HLS Fund (Class IA)	20,370	327,003	(306,633)
Hartford Small Company HLS Fund (Class IA)	12,543	174,407	(161,864)
Hartford Small Cap Growth HLS Fund (Class IA)	537	517	20

SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Stock HLS Fund (Class IA)	24,148	255,141	(230,993)
Hartford Total Return Bond HLS Fund (Class IA)	2,010,820	979,241	1,031,579
Hartford Ultrashort Bond HLS Fund (Class IA)	1,290,435	1,652,104	(361,669)
Invesco V.I. American Franchise Fund (Series I)	21,390	21,526	(136)
Invesco V.I. American Value Fund (Series I)	—	201	(201)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	5,294	26,374	(21,080)
Invesco V.I. Comstock Fund (Series II)	3,928	29,785	(25,857)
Invesco V.I. Core Equity Fund (Series I)	—	1,545	(1,545)
Invesco V.I. Diversified Dividend Fund (Series II)	—	2	(2)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	89	109	(20)
Invesco V.I. Global Real Estate Fund (Series I)	2,226	2,695	(469)
Invesco V.I. Growth and Income Fund (Series II)	1,271	5,841	(4,570)
Invesco V.I. EQV International Equity Fund (Series I)	12,851	33,193	(20,342)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	2,769	(2,769)
Invesco V.I. Small Cap Equity Fund (Series I)	6,123	19,515	(13,392)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,008	29,548	(3,540)
Lord Abbett Dividend Growth Portfolio (Class VC)	1,571	3,126	(1,555)
Lord Abbett Fundamental Equity Portfolio (Class VC)	662	1,696	(1,034)
Lord Abbett Growth and Income Portfolio (Class VC)	3,185	10,259	(7,074)
MFS® Growth Series (Initial Class)	10,621	8,213	2,408
MFS® Investors Trust Series (Initial Class)	1,491	4,915	(3,424)
MFS® New Discovery Series (Initial Class)	459	1,262	(803)
MFS® Total Return Bond Series (Initial Class)	56,881	104,003	(47,122)
MFS® Total Return Series (Initial Class)	13,837	49,271	(35,434)
MFS® Value Series (Initial Class)	8,146	54,551	(46,405)
Invesco V.I. Capital Appreciation Fund (Series II)	—	12,203	(12,203)
Invesco V.I. Global Fund (Series II)	1,290	15,193	(13,903)
Invesco V.I. Main Street Fund® (Series II)	480	2,349	(1,869)
Invesco V.I. Main Street Small Cap Fund® (Series II)	6,571	8,265	(1,694)
Putnam VT Small Cap Growth Fund (Class IB)	—	1,525	(1,525)
Putnam VT Diversified Income Fund (Class IA)	—	2,897	(2,897)
Putnam VT Large Cap Value Fund (Class IA)	—	13,641	(13,641)
Putnam VT Global Asset Allocation Fund (Class IA)	—	322	(322)
Putnam VT Focused International Equity Fund (Class IA)	718	9,225	(8,507)
Putnam VT Global Health Care Fund (Class IA)	—	722	(722)
Putnam VT High Yield Fund (Class IA)	4,163	3,799	364
Putnam VT Income Fund (Class IA)	2,932	19,149	(16,217)
Putnam VT International Equity Fund (Class IA)	6,804	17,017	(10,213)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	393	(393)
Putnam VT International Value Fund (Class IA)	—	2,675	(2,675)
Putnam VT Core Equity Fund (Class IA)	—	1,021	(1,021)
Putnam VT Government Money Market Fund (Class IA)	2	502	(500)

SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Sustainable Leaders Fund (Class IA)	497	6,078	(5,581)
Putnam VT Small Cap Value Fund (Class IB)	4,845	7,070	(2,225)
Templeton Developing Markets VIP Fund (Class 1)	8,370	8,301	69
Templeton Foreign VIP Fund (Class 2)	1,437	37,809	(36,372)
Templeton Global Bond VIP Fund (Class 2)	56,868	59,880	(3,012)
Templeton Growth VIP Fund (Class 2)	—	14,974	(14,974)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	36	(36)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	27	(27)
Morgan Stanley VIF Discovery Portfolio (Class II)	4,474	11,793	(7,319)
PSF PGIM Government Money Market Portfolio (Class I)	1,178	1,360	(182)
Putnam VT Large Cap Growth Fund (Class IA)	4,527	54,861	(50,334)
BlackRock S&P 500 Index V.I. Fund (Class I)	137,506	424,658	(287,152)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	610	2,230	(1,620)
Invesco V.I. American Value Fund (Series II)	2,645	15,598	(12,953)
Putnam VT Diversified Income Fund (Class IB)	7,854	16,231	(8,377)
Putnam VT Large Cap Value Fund (Class IB)	9,975	22,852	(12,877)
Putnam VT Global Asset Allocation Fund (Class IB)	18	706	(688)
Putnam VT Focused International Equity Fund (Class IB)	7	12,471	(12,464)
Putnam VT High Yield Fund (Class IB)	3,373	3,895	(522)
Putnam VT Income Fund (Class IB)	2,719	3,720	(1,001)
Putnam VT International Equity Fund (Class IB)	21,767	925	20,842
Putnam VT International Value Fund (Class IB)	2,629	2,923	(294)
Putnam VT Core Equity Fund (Class IB)	2,805	737	2,068
Putnam VT Sustainable Leaders Fund (Class IB)	22	229	(207)
Putnam VT Large Cap Growth Fund (Class IB)	11,051	19,963	(8,912)
AB VPS Relative Value Portfolio (Class B)	74	5,674	(5,600)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	2	30,935	(30,933)

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	1,615	742	873
AB VPS Sustainable International Thematic Portfolio (Class B)	—	3,071	(3,071)
AB VPS International Value Portfolio (Class B)	—	19,683	(19,683)
AB VPS Discovery Value Portfolio (Class B)	9,779	21,765	(11,986)
American Funds IS® Asset Allocation Fund (Class 2)	14,083	167,680	(153,597)
American Funds IS® Washington Mutual Investors Fund (Class 2)	9,459	78,322	(68,863)
American Funds IS® The Bond Fund of America® (Class 2)	115,370	114,633	737
American Funds IS® Capital World Bond Fund® (Class 2)	9,734	12,300	(2,566)
American Funds IS® Capital World Growth and Income Fund® (Class 2)	12,988	22,297	(9,309)
American Funds IS® Global Growth Fund (Class 2)	123,417	511,983	(388,566)
American Funds IS® Global Small Capitalization Fund (Class 2)	124,347	274,184	(149,837)

SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® Growth Fund (Class 2)	252,987	2,254,150	(2,001,163)
American Funds IS® Growth-Income Fund (Class 2)	150,772	1,602,560	(1,451,788)
American Funds IS® International Fund (Class 2)	16,349	82,330	(65,981)
American Funds IS® New World Fund® (Class 2)	17,918	23,681	(5,763)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	4,467	(4,467)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	125	127	(2)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	95,762	229,167	(133,405)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	12,830	17,329	(4,499)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	4,995	5,375	(380)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	11,313	14,363	(3,050)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,007,794	590,021	417,773
Fidelity® VIP Growth Portfolio (Service Class 2)	293	692	(399)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	12,598	40,185	(27,587)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	94,574	36,138	58,436
Fidelity® VIP Overseas Portfolio (Initial Class)	—	5,448	(5,448)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	550	(550)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	767	2,180	(1,413)
Franklin DynaTech VIP Fund (Class 2)	5,916	1,237	4,679
Franklin Income VIP Fund (Class 2)	36,796	99,138	(62,342)
Franklin Mutual Global Discovery VIP Fund (Class 2)	19,047	53,752	(34,705)
Franklin Mutual Shares VIP Fund (Class 2)	1,109	50,335	(49,226)
Franklin Rising Dividends VIP Fund (Class 2)	9,779	7,444	2,335
Franklin Small Cap Value VIP Fund (Class 2)	5,101	19,021	(13,920)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	3,785	5,824	(2,039)
Franklin Strategic Income VIP Fund (Class 1)	20,299	55,509	(35,210)
Putnam VT George Putnam Balanced Fund (Class IA)	—	481	(481)
Hartford Balanced HLS Fund (Class IA)	78,494	558,567	(480,073)
Hartford Capital Appreciation HLS Fund (Class IA)	28,340	437,796	(409,456)
Hartford Disciplined Equity HLS Fund (Class IA)	58,645	767,257	(708,612)
Hartford Dividend and Growth HLS Fund (Class IA)	112,650	416,886	(304,236)
Hartford International Opportunities HLS Fund (Class IA)	306,627	303,810	2,817
Hartford MidCap HLS Fund (Class IA)	17,948	245,715	(227,767)
Hartford Small Company HLS Fund (Class IA)	35,956	128,160	(92,204)
Hartford Small Cap Growth HLS Fund (Class IA)	250	108	142
Hartford Stock HLS Fund (Class IA)	52,978	269,843	(216,865)
Hartford Total Return Bond HLS Fund (Class IA)	1,425,620	942,236	483,384
Hartford Ultrashort Bond HLS Fund (Class IA)	1,326,551	2,619,743	(1,293,192)
Invesco V.I. American Franchise Fund (Series I)	3,006	6,349	(3,343)
Invesco V.I. American Value Fund (Series I)	—	194	(194)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	5,266	19,041	(13,775)
Invesco V.I. Comstock Fund (Series II)	4,995	18,695	(13,700)
Invesco V.I. Core Equity Fund (Series I)	—	953	(953)

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	51	76	(25)
Invesco V.I. Global Real Estate Fund (Series I)	2,621	2,074	547
Invesco V.I. Growth and Income Fund (Series II)	3,715	8,863	(5,148)
Invesco V.I. EQV International Equity Fund (Series I)	17,098	29,314	(12,216)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	3,222	(3,222)
Invesco V.I. Small Cap Equity Fund (Series I)	5,832	17,420	(11,588)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,766	30,860	(4,094)
Lord Abbett Dividend Growth Portfolio (Class VC)	966	24,019	(23,053)
Lord Abbett Fundamental Equity Portfolio (Class VC)	1,200	9,616	(8,416)
Lord Abbett Growth and Income Portfolio (Class VC)	4,395	31,377	(26,982)
MFS® Growth Series (Initial Class)	5,312	7,651	(2,339)
MFS® Investors Trust Series (Initial Class)	3,660	5,367	(1,707)
MFS® New Discovery Series (Initial Class)	468	3,380	(2,912)
MFS® Total Return Bond Series (Initial Class)	35,426	82,215	(46,789)
MFS® Total Return Series (Initial Class)	7,402	28,872	(21,470)
MFS® Value Series (Initial Class)	15,393	60,327	(44,934)
Invesco V.I. Capital Appreciation Fund (Series II)	—	3,518	(3,518)
Invesco V.I. Global Fund (Series II)	11,834	13,567	(1,733)
Invesco V.I. Main Street Fund® (Series II)	504	1,747	(1,243)
Invesco V.I. Main Street Small Cap Fund® (Series II)	24,123	10,642	13,481
Putnam VT Small Cap Growth Fund (Class IB)	—	1,696	(1,696)
Putnam VT Diversified Income Fund (Class IA)	—	4,929	(4,929)
Putnam VT Large Cap Value Fund (Class IA)	1,330	25,555	(24,225)
Putnam VT Global Asset Allocation Fund (Class IA)	—	314	(314)
Putnam VT Focused International Equity Fund (Class IA)	2,015	4,020	(2,005)
Putnam VT Global Health Care Fund (Class IA)	—	1,065	(1,065)
Putnam VT High Yield Fund (Class IA)	10,702	9,522	1,180
Putnam VT Income Fund (Class IA)	3,356	20,898	(17,542)
Putnam VT International Equity Fund (Class IA)	13,264	32,381	(19,117)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	467	(467)
Putnam VT International Value Fund (Class IA)	1,591	7,673	(6,082)
Putnam VT Core Equity Fund (Class IA)	—	1,028	(1,028)
Putnam VT Government Money Market Fund (Class IA)	—	511	(511)
Putnam VT Sustainable Leaders Fund (Class IA)	1,479	11,329	(9,850)
Putnam VT Small Cap Value Fund (Class IB)	1,590	11,371	(9,781)
Templeton Developing Markets VIP Fund (Class 1)	10,116	13,267	(3,151)
Templeton Foreign VIP Fund (Class 2)	100	33,553	(33,453)
Templeton Global Bond VIP Fund (Class 2)	48,282	57,073	(8,791)
Templeton Growth VIP Fund (Class 2)	—	24,755	(24,755)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	35	(35)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	26	(26)

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Morgan Stanley VIF Discovery Portfolio (Class II)	9,764	17,252	(7,488)
PSF PGIM Government Money Market Portfolio (Class I)	22,629	660	21,969
Putnam VT Large Cap Growth Fund (Class IA)	13,864	82,260	(68,396)
BlackRock S&P 500 Index V.I. Fund (Class I)	153,495	299,245	(145,750)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	1,312	1,872	(560)
Invesco V.I. American Value Fund (Series II)	5,039	35,232	(30,193)
Putnam VT Diversified Income Fund (Class IB)	9,495	33,226	(23,731)
Putnam VT Large Cap Value Fund (Class IB)	17,795	15,337	2,458
Putnam VT Global Asset Allocation Fund (Class IB)	18	106	(88)
Putnam VT Focused International Equity Fund (Class IB)	12,546	99	12,447
Putnam VT High Yield Fund (Class IB)	8,451	4,497	3,954
Putnam VT Income Fund (Class IB)	3,005	10,538	(7,533)
Putnam VT International Equity Fund (Class IB)	8,588	17,718	(9,130)
Putnam VT International Value Fund (Class IB)	8,820	6,243	2,577
Putnam VT Core Equity Fund (Class IB)	3,774	3,676	98
Putnam VT Sustainable Leaders Fund (Class IB)	24	238	(214)
Putnam VT Large Cap Growth Fund (Class IB)	35,357	7,318	28,039
AB VPS Relative Value Portfolio (Class B)	10,836	6,009	4,827
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	12,885	(12,885)

6.    Financial Highlights:

The following is a summary of units outstanding, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-108

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation (Class B)
2024	30,479	$23.16	to	$23.16	$705,866	—%	to	—%	1.60%	to	1.60%	8.58%	to	8.58%
2023	41,765	21.33	to	21.33	890,831	—	to	—	0.90	to	0.90	12.66	to	12.66
2022	40,892	18.93	to	18.93	774,222	—	to	—	3.09	to	3.09	(19.17)	to	(19.17)
2021	40,244	23.42	to	23.42	942,636	—	to	—	0.28	to	0.28	13.36	to	13.36
2020	59,256	20.66	to	20.66	1,224,327	—	to	—	2.09	to	2.09	9.25	to	9.25

AB VPS Sustainable International Thematic Portfolio (Class B)(liquidated April 15, 2024)
2024	—	14.65	to	14.65	—	—	to	—	—	to	—	(0.92)	to	(0.92)
2023	56,631	14.79	to	14.79	837,413	—	to	—	—	to	—	12.35	to	12.35
2022	59,702	13.16	to	13.16	785,750	—	to	—	—	to	—	(27.81)	to	(27.81)
2021	60,911	18.23	to	18.23	1,110,425	—	to	—	—	to	—	8.01	to	8.01
2020	62,879	16.88	to	16.88	1,061,321	—	to	—	1.14	to	1.14	29.60	to	29.60

AB VPS International Value Portfolio (Class B)
2024	254,904	12.08	to	12.08	3,079,347	—	to	—	2.30	to	2.30	4.81	to	4.81
2023	286,849	11.53	to	11.53	3,306,236	—	to	—	0.69	to	0.69	14.83	to	14.83
2022	306,532	10.04	to	10.04	3,076,787	—	to	—	4.11	to	4.11	(13.79)	to	(13.79)
2021	330,142	11.64	to	11.64	3,844,052	—	to	—	1.66	to	1.66	10.85	to	10.85
2020	360,553	10.50	to	10.50	3,787,090	—	to	—	1.54	to	1.54	2.21	to	2.21

AB VPS Discovery Value Portfolio (Class B)
2024	277,334	44.67	to	44.67	12,388,369	—	to	—	0.65	to	0.65	9.72	to	9.72
2023	316,377	40.71	to	40.71	12,880,727	—	to	—	0.82	to	0.82	16.86	to	16.86
2022	328,363	34.84	to	34.84	11,439,724	—	to	—	0.81	to	0.81	(15.82)	to	(15.82)
2021	351,590	41.38	to	41.38	14,550,475	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	360,525	30.52	to	30.52	11,002,791	—	to	—	0.80	to	0.80	3.05	to	3.05

American Funds IS® Asset Allocation Fund (Class 2)
2024	1,375,709	53.61	to	53.61	73,746,984	—	to	—	2.19	to	2.19	16.44	to	16.44
2023	1,430,260	46.04	to	46.04	65,847,571	—	to	—	2.20	to	2.20	14.27	to	14.27
2022	1,583,857	40.29	to	40.29	63,813,561	—	to	—	1.90	to	1.90	(13.40)	to	(13.40)
2021	1,644,774	46.53	to	46.53	76,525,605	—	to	—	1.59	to	1.59	15.10	to	15.10
2020	1,612,333	40.42	to	40.42	65,174,435	—	to	—	1.68	to	1.68	12.46	to	12.46

American Funds IS® Washington Mutual Investors Fund (Class 2)
2024	708,703	68.64	to	68.64	48,648,083	—	to	—	1.60	to	1.60	19.14	to	19.14
2023	749,283	57.61	to	57.61	43,169,177	—	to	—	1.88	to	1.88	17.29	to	17.29
2022	818,146	49.12	to	49.12	40,189,426	—	to	—	1.92	to	1.92	(8.45)	to	(8.45)
2021	851,300	53.66	to	53.66	45,679,293	—	to	—	1.46	to	1.46	27.78	to	27.78
2020	883,745	41.99	to	41.99	37,110,881	—	to	—	1.77	to	1.77	8.68	to	8.68

American Funds IS® The Bond Fund of America® (Class 2)
2024	2,596,243	18.10	to	18.10	46,988,396	—	to	—	4.32	to	4.32	1.16	to	1.16
2023	2,411,658	17.89	to	17.89	43,148,927	—	to	—	3.51	to	3.51	5.02	to	5.02
2022	2,410,921	17.04	to	17.04	41,074,375	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,528,535	19.49	to	19.49	49,276,951	—	to	—	1.43	to	1.43	(0.31)	to	(0.31)
2020	2,420,158	19.55	to	19.55	47,310,309	—	to	—	2.13	to	2.13	9.73	to	9.73

American Funds IS® Capital World Bond Fund® (Class 2)
2024	189,959	12.48	to	12.48	2,371,366	—	to	—	2.13	to	2.13	(3.04)	to	(3.04)
2023	187,597	12.87	to	12.87	2,415,195	—	to	—	—	to	—	6.14	to	6.14
2022	190,163	12.13	to	12.13	2,306,657	—	to	—	0.24	to	0.24	(17.69)	to	(17.69)
2021	188,123	14.74	to	14.74	2,772,507	—	to	—	1.69	to	1.69	(4.92)	to	(4.92)
2020	190,256	15.50	to	15.50	2,949,002	—	to	—	1.21	to	1.21	9.90	to	9.90

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS® Capital World Growth and Income Fund® (Class 2)
2024	330,997	$31.23	to	$31.23	$10,337,276	—%	to	—%	1.65%	to	1.65%	14.00%	to	14.00%
2023	354,439	27.39	to	27.39	9,709,603	—	to	—	1.90	to	1.90	20.88	to	20.88
2022	363,748	22.66	to	22.66	8,243,458	—	to	—	2.32	to	2.32	(17.33)	to	(17.33)
2021	370,703	27.41	to	27.41	10,162,655	—	to	—	1.62	to	1.62	14.78	to	14.78
2020	376,132	23.89	to	23.89	8,984,054	—	to	—	1.33	to	1.33	8.73	to	8.73

American Funds IS® Global Growth Fund (Class 2)
2024	7,133,680	6.89	to	6.89	49,138,427	—	to	—	1.53	to	1.53	13.68	to	13.68
2023	7,703,499	6.06	to	71.81	46,677,116	—	to	—	—	to	0.91	—	to	22.60
2022	8,092,065	4.94	to	58.57	39,992,201	—	to	—	0.25	to	0.67	(24.74)	to	(24.74)
2021	8,328,636	6.57	to	77.82	54,697,494	—	to	—	0.33	to	0.34	16.42	to	16.42
2020	8,612,292	5.64	to	66.84	48,582,942	—	to	—	0.32	to	0.35	30.47	to	30.47

American Funds IS® Global Small Capitalization Fund (Class 2)
2024	4,578,128	4.99	to	4.99	22,828,376	—	to	—	1.06	to	1.06	2.33	to	2.33
2023	4,818,595	4.87	to	52.60	23,479,665	—	to	—	—	to	0.27	—	to	16.17
2022	4,968,432	4.19	to	45.27	20,839,243	—	to	—	—	to	—	(29.55)	to	—
2021	5,004,409	5.95	to	64.27	29,795,351	—	to	—	—	to	—	—	to	6.74
2020	5,194,695	5.58	to	5.58	28,975,746	—	to	—	0.17	to	0.17	29.72	to	29.72

American Funds IS® Growth Fund (Class 2)
2024	31,258,828	9.08	to	114.14	284,077,374	—	to	—	0.33	to	0.34	31.63	to	31.63
2023	33,327,442	6.90	to	86.72	230,089,261	—	to	—	0.36	to	0.37	38.48	to	38.48
2022	35,328,605	4.98	to	62.62	176,117,771	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	36,127,285	7.11	to	89.38	257,051,739	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	38,429,692	5.83	to	73.27	224,134,103	—	to	—	0.31	to	0.32	52.08	to	52.08

American Funds IS® Growth-Income Fund (Class 2)
2024	23,459,748	7.51	to	73.09	176,137,135	—	to	—	1.11	to	1.13	24.23	to	24.23
2023	24,900,877	6.04	to	58.83	150,493,410	—	to	—	1.38	to	1.40	26.14	to	26.14
2022	26,352,665	4.79	to	46.64	126,265,421	—	to	—	0.87	to	1.28	(16.49)	to	(16.49)
2021	28,159,232	5.74	to	55.86	161,578,185	—	to	—	1.13	to	1.13	24.09	to	24.10
2020	29,856,094	4.62	to	45.01	138,052,453	—	to	—	1.38	to	1.58	13.55	to	13.55

American Funds IS® International Fund (Class 2)
2024	1,275,272	36.04	to	41.08	52,374,000	—	to	—	1.19	to	1.22	3.16	to	3.16
2023	1,309,839	34.93	to	39.82	52,147,005	—	to	—	1.31	to	1.36	15.84	to	15.84
2022	1,375,820	30.16	to	34.38	47,283,430	—	to	—	1.75	to	1.80	(20.79)	to	(20.79)
2021	1,402,629	38.07	to	43.40	60,854,523	—	to	—	2.35	to	2.50	(1.50)	to	(1.50)
2020	1,512,328	38.65	to	44.06	66,611,695	—	to	—	0.67	to	0.69	13.97	to	13.97

American Funds IS® New World Fund® (Class 2)
2024	353,633	60.43	to	60.43	21,370,541	—	to	—	1.38	to	1.38	6.56	to	6.56
2023	376,137	56.71	to	56.71	21,331,910	—	to	—	1.48	to	1.48	16.00	to	16.00
2022	381,900	48.89	to	48.89	18,672,065	—	to	—	1.33	to	1.33	(22.10)	to	(22.10)
2021	381,540	62.76	to	62.76	23,945,387	—	to	—	0.84	to	0.84	4.92	to	4.92
2020	407,180	59.82	to	59.82	24,355,884	—	to	—	0.07	to	0.07	23.58	to	23.58

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2024	76,604	6.43	to	6.43	492,535	—	to	—	2.46	to	2.46	8.50	to	8.50
2023	79,170	5.93	to	5.93	469,166	—	to	—	2.34	to	2.34	12.94	to	12.94
2022	83,637	5.25	to	5.25	438,835	—	to	—	2.01	to	2.01	(14.93)	to	(14.93)
2021	96,107	6.17	to	6.17	592,792	—	to	—	1.55	to	1.55	9.92	to	9.92
2020	113,917	5.61	to	5.61	639,232	—	to	—	1.52	to	1.52	14.87	to	14.87

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2024	15,436	$62.68	to	$62.68	$967,557	—%	to	—%	0.05%	to	0.05%	25.19%	to	25.19%
2023	11,329	50.07	to	50.07	567,211	—	to	—	0.11	to	0.11	28.72	to	28.72
2022	11,331	38.90	to	38.90	440,723	—	to	—	0.11	to	0.11	(21.05)	to	(21.05)
2021	11,306	49.27	to	49.27	556,995	—	to	—	0.12	to	0.12	24.27	to	24.27
2020	11,401	39.65	to	39.65	451,988	—	to	—	0.04	to	0.04	33.34	to	33.34

Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
2024	1,928,676	11.48	to	11.48	22,146,851	—	to	—	1.78	to	1.78	15.35	to	15.35
2023	2,031,604	9.96	to	9.96	20,224,639	—	to	—	1.92	to	1.92	10.65	to	10.65
2022	2,165,009	9.00	to	9.00	19,478,545	—	to	—	1.86	to	1.86	(4.96)	to	(4.96)
2021	2,332,543	9.47	to	9.47	22,080,618	—	to	—	1.86	to	1.86	24.89	to	24.89
2020	2,554,584	7.58	to	7.58	19,362,697	—	to	—	1.84	to	1.84	6.69	to	6.69

Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
2024	455,470	21.93	to	21.93	9,989,042	—	to	—	3.41	to	3.41	5.15	to	5.15
2023	470,490	20.86	to	20.86	9,812,921	—	to	—	3.77	to	3.77	9.08	to	9.08
2022	474,989	19.12	to	19.12	9,081,813	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	491,564	22.15	to	22.15	10,885,937	—	to	—	1.18	to	1.18	5.60	to	5.60
2020	235,041	20.97	to	20.97	4,929,276	—	to	—	1.10	to	1.10	12.24	to	12.24

Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
2024	158,265	24.91	to	24.91	3,941,983	—	to	—	2.69	to	2.69	7.40	to	7.40
2023	157,593	23.19	to	23.19	3,654,650	—	to	—	3.03	to	3.03	12.22	to	12.22
2022	157,973	20.66	to	20.66	3,264,470	—	to	—	1.78	to	1.78	(15.97)	to	(15.97)
2021	185,415	24.59	to	24.59	4,559,645	—	to	—	1.10	to	1.10	9.26	to	9.26
2020	131,890	22.51	to	22.51	2,968,409	—	to	—	1.15	to	1.15	14.72	to	14.72

Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
2024	247,701	28.64	to	28.64	7,093,144	—	to	—	1.97	to	1.97	9.14	to	9.14
2023	292,178	26.24	to	26.24	7,666,314	—	to	—	2.27	to	2.27	14.46	to	14.46
2022	295,228	22.92	to	22.92	6,767,867	—	to	—	1.73	to	1.73	(17.09)	to	(17.09)
2021	286,471	27.65	to	27.65	7,920,391	—	to	—	0.87	to	0.87	12.07	to	12.07
2020	280,963	24.67	to	24.67	6,931,456	—	to	—	0.96	to	0.96	16.64	to	16.64

Fidelity® VIP Government Money Market Portfolio (Service Class)
2024	2,870,361	11.66	to	11.66	33,457,813	—	to	—	4.88	to	4.88	5.00	to	5.00
2023	2,773,210	11.10	to	11.10	30,786,234	—	to	—	4.71	to	4.71	4.79	to	4.79
2022	2,355,437	10.59	to	10.59	24,952,698	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,199,286	10.45	to	10.45	22,986,097	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	1,908,239	10.45	to	10.45	19,943,183	—	to	—	0.25	to	0.25	0.28	to	0.28

Fidelity® VIP Growth Portfolio (Service Class 2)
2024	24,159	73.64	to	73.64	1,779,070	—	to	—	—	to	—	30.07	to	30.07
2023	24,297	56.61	to	56.61	1,375,535	—	to	—	0.00 (1)	to	0.00 (1)	35.89	to	35.89
2022	24,696	41.66	to	41.66	1,028,869	—	to	—	0.35	to	0.35	(24.64)	to	(24.64)
2021	30,277	55.29	to	55.29	1,673,886	—	to	—	—	to	—	22.90	to	22.90
2020	29,244	44.98	to	44.98	1,315,512	—	to	—	0.08	to	0.08	43.55	to	43.55

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
2024	674,172	73.20	to	73.20	49,348,996	—	to	—	0.03	to	0.03	33.45	to	33.45
2023	711,374	54.85	to	54.85	39,020,306	—	to	—	0.27	to	0.27	33.12	to	33.12
2022	738,961	41.21	to	41.21	30,449,835	—	to	—	0.27	to	0.27	(26.49)	to	(26.49)
2021	762,183	56.05	to	56.05	42,723,130	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	822,958	43.96	to	43.96	36,177,261	—	to	—	0.08	to	0.08	30.23	to	30.23

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	682,550	$51.80	to	$51.80	$35,353,308	—%	to	—%	0.35%	to	0.35%	17.18%	to	17.18%
2023	714,066	44.20	to	44.20	31,564,371	—	to	—	0.41	to	0.41	14.80	to	14.80
2022	655,630	38.50	to	38.50	25,244,620	—	to	—	0.28	to	0.28	(14.97)	to	(14.97)
2021	633,409	45.28	to	45.28	28,681,834	—	to	—	0.35	to	0.35	25.31	to	25.31
2020	686,439	36.14	to	36.14	24,805,826	—	to	—	0.40	to	0.40	17.87	to	17.87

Fidelity® VIP Overseas Portfolio (Initial Class)
2024	74,485	5.30	to	5.30	394,994	—	to	—	1.63	to	1.63	5.05	to	5.05
2023	82,762	5.05	to	5.05	417,773	—	to	—	1.04	to	1.04	20.51	to	20.51
2022	88,210	4.19	to	4.19	369,499	—	to	—	1.07	to	1.07	(24.48)	to	(24.48)
2021	93,039	5.55	to	5.55	516,095	—	to	—	0.53	to	0.53	19.70	to	19.70
2020	96,777	4.63	to	4.63	448,492	—	to	—	0.45	to	0.45	15.61	to	15.61

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2024	5,940	19.99	to	19.99	118,710	—	to	—	3.43	to	3.43	5.78	to	5.78
2023	6,701	18.89	to	18.89	126,611	—	to	—	4.22	to	4.22	9.18	to	9.18
2022	7,251	17.31	to	17.31	125,475	—	to	—	3.38	to	3.38	(11.52)	to	(11.52)
2021	8,822	19.56	to	19.56	172,539	—	to	—	2.40	to	2.40	3.53	to	3.53
2020	9,281	18.89	to	18.89	175,333	—	to	—	2.71	to	2.71	7.16	to	7.16

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2024	4,482	42.13	to	42.13	188,803	—	to	—	0.79	to	0.79	9.16	to	9.16
2023	4,725	38.59	to	38.59	182,358	—	to	—	0.85	to	0.85	20.61	to	20.61
2022	6,138	32.00	to	32.00	196,406	—	to	—	0.66	to	0.66	(7.35)	to	(7.35)
2021	4,819	34.54	to	34.54	166,431	—	to	—	1.88	to	1.88	33.34	to	33.34
2020	2,406	25.90	to	25.90	62,306	—	to	—	1.04	to	1.04	8.02	to	8.02

Franklin DynaTech VIP Fund (Class 2)
2024	45,737	56.70	to	56.70	2,593,280	—	to	—	—	to	—	30.44	to	30.44
2023	47,042	43.47	to	43.47	2,044,766	—	to	—	—	to	—	43.77	to	43.77
2022	42,363	30.23	to	30.23	1,280,772	—	to	—	—	to	—	(39.96)	to	(39.96)
2021	39,781	50.35	to	50.35	2,003,061	—	to	—	—	to	—	16.14	to	16.14
2020	47,310	43.35	to	43.35	2,051,015	—	to	—	—	to	—	44.88	to	44.88

Franklin Income VIP Fund (Class 2)
2024	960,411	29.31	to	29.31	28,145,353	—	to	—	5.14	to	5.14	7.20	to	7.20
2023	1,007,569	27.34	to	27.34	27,543,258	—	to	—	5.10	to	5.10	8.62	to	8.62
2022	1,069,911	25.17	to	25.17	26,925,645	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,055,827	26.62	to	26.62	28,109,897	—	to	—	4.66	to	4.66	16.75	to	16.75
2020	1,105,013	22.80	to	22.80	25,197,630	—	to	—	5.88	to	5.88	0.69	to	0.69

Franklin Mutual Global Discovery VIP Fund (Class 2)
2024	563,708	33.16	to	33.16	18,691,005	—	to	—	1.74	to	1.74	4.66	to	4.66
2023	627,106	31.68	to	31.68	19,867,930	—	to	—	2.49	to	2.49	20.31	to	20.31
2022	661,811	26.33	to	26.33	17,427,899	—	to	—	1.41	to	1.41	(4.75)	to	(4.75)
2021	693,695	27.65	to	27.65	19,178,304	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	717,426	23.21	to	23.21	16,649,753	—	to	—	2.38	to	2.38	(4.46)	to	(4.46)

Franklin Mutual Shares VIP Fund (Class 2)
2024	706,224	39.74	to	41.86	29,552,549	—	to	—	1.98	to	2.00	11.27	to	11.27
2023	767,713	35.71	to	37.62	28,871,924	—	to	—	1.88	to	1.90	13.46	to	13.46
2022	816,939	31.47	to	33.16	27,077,879	—	to	—	1.84	to	1.85	(7.43)	to	(7.43)
2021	863,971	34.00	to	35.82	30,935,732	—	to	—	2.87	to	2.90	19.17	to	19.17
2020	936,156	28.53	to	30.06	28,129,101	—	to	—	2.81	to	2.84	(5.04)	to	(5.04)

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2024	82,335	$60.88	to	$60.88	$5,012,154	—%	to	—%	1.01%	to	1.01%	10.79%	to	10.79%
2023	88,745	54.95	to	54.95	4,876,368	—	to	—	0.92	to	0.92	12.08	to	12.08
2022	86,410	49.03	to	49.03	4,236,514	—	to	—	0.80	to	0.80	(10.57)	to	(10.57)
2021	87,217	54.82	to	54.82	4,781,534	—	to	—	0.87	to	0.87	26.79	to	26.79
2020	94,457	43.24	to	43.24	4,084,265	—	to	—	1.22	to	1.22	15.97	to	15.97

Franklin Small Cap Value VIP Fund (Class 2)
2024	277,414	71.06	to	71.06	19,713,982	—	to	—	0.93	to	0.93	11.71	to	11.71
2023	290,114	63.62	to	63.62	18,456,140	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	304,034	56.43	to	56.43	17,155,260	—	to	—	0.98	to	0.98	(10.06)	to	(10.06)
2021	330,084	62.74	to	62.74	20,709,416	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	341,362	50.05	to	50.05	17,083,664	—	to	—	1.49	to	1.49	5.19	to	5.19

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2024	80,668	45.70	to	45.70	3,686,489	—	to	—	—	to	—	11.04	to	11.04
2023	85,261	41.16	to	50.86	3,509,129	—	to	—	—	to	—	—	to	26.74
2022	87,300	32.47	to	40.13	2,835,054	—	to	—	—	to	—	(33.69)	to	(33.69)
2021	93,595	48.97	to	60.52	4,588,070	—	to	—	—	to	—	10.01	to	10.01
2020	108,372	44.52	to	55.01	4,828,326	—	to	—	—	to	—	55.09	to	55.09

Franklin Strategic Income VIP Fund (Class 1)
2024	858,398	19.06	to	30.83	16,373,060	—	to	—	4.51	to	4.58	4.32	to	4.32
2023	890,025	18.27	to	29.55	16,271,854	—	to	—	4.67	to	4.77	8.37	to	8.37
2022	925,235	16.86	to	27.27	15,608,582	—	to	—	4.39	to	5.04	(10.46)	to	(10.46)
2021	951,932	18.82	to	30.46	17,947,012	—	to	—	3.44	to	3.44	2.28	to	2.28
2020	930,696	18.40	to	29.78	17,154,506	—	to	—	3.60	to	5.06	3.75	to	3.75

Putnam VT George Putnam Balanced Fund (Class IA)
2024	3,128	47.84	to	47.84	149,611	—	to	—	1.37	to	1.37	16.94	to	16.94
2023	3,441	40.90	to	40.90	140,749	—	to	—	1.49	to	1.49	20.26	to	20.26
2022	3,922	34.01	to	34.01	133,390	—	to	—	1.18	to	1.18	(15.82)	to	(15.82)
2021	4,330	40.40	to	40.40	174,931	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	4,593	35.35	to	35.35	162,357	—	to	—	1.37	to	1.37	15.61	to	15.61

Hartford Balanced HLS Fund (Class IA)
2024	4,727,621	10.90	to	10.90	51,512,446	—	to	—	1.98	to	1.98	11.21	to	11.21
2023	5,010,064	9.80	to	9.80	49,085,097	—	to	—	1.88	to	1.88	14.78	to	14.78
2022	5,490,137	8.54	to	8.54	46,863,044	—	to	—	1.80	to	1.80	(13.42)	to	(13.42)
2021	5,911,958	9.86	to	9.86	58,288,834	—	to	—	1.03	to	1.03	19.64	to	19.64
2020	6,227,032	8.24	to	8.24	51,315,162	—	to	—	1.67	to	1.67	11.62	to	11.62

Hartford Capital Appreciation HLS Fund (Class IA)
2024	6,399,055	30.39	to	30.39	194,449,948	—	to	—	0.77	to	0.77	21.19	to	21.19
2023	6,934,840	25.07	to	25.07	173,883,081	—	to	—	0.88	to	0.88	20.00	to	20.00
2022	7,344,296	20.89	to	20.89	153,458,909	—	to	—	0.94	to	0.94	(15.30)	to	(15.30)
2021	7,696,807	24.67	to	24.67	189,871,456	—	to	—	0.47	to	0.47	14.76	to	14.76
2020	8,157,894	21.50	to	21.50	175,360,790	—	to	—	0.97	to	0.97	21.92	to	21.92

Hartford Disciplined Equity HLS Fund (Class IA)
2024	14,758,051	9.27	to	9.27	136,865,279	—	to	—	0.61	to	0.61	25.37	to	25.37
2023	15,439,506	7.40	to	7.40	114,210,814	—	to	—	0.85	to	0.85	21.24	to	21.24
2022	16,148,118	6.10	to	6.10	98,521,765	—	to	—	1.01	to	1.01	(18.96)	to	(18.96)
2021	16,907,528	7.53	to	7.53	127,286,801	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	18,014,627	6.00	to	6.00	108,050,830	—	to	—	0.58	to	0.58	18.04	to	18.04

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2024	6,741,980	$19.65	to	$19.65	$132,450,038	—%	to	—%	1.93%	to	1.93%	12.67%	to	12.67%
2023	7,183,558	17.44	to	17.44	125,256,757	—	to	—	1.60	to	1.60	14.18	to	14.18
2022	7,487,794	15.27	to	15.27	114,351,048	—	to	—	1.68	to	1.68	(8.93)	to	(8.93)
2021	8,004,894	16.77	to	16.77	134,241,589	—	to	—	1.31	to	1.31	32.00	to	32.00
2020	8,668,722	12.70	to	12.70	110,135,073	—	to	—	2.03	to	2.03	7.77	to	7.77

Hartford International Opportunities HLS Fund (Class IA)
2024	5,871,816	6.84	to	6.84	40,146,370	—	to	—	1.53	to	1.53	8.40	to	8.40
2023	6,203,453	6.31	to	6.31	39,128,465	—	to	—	1.19	to	1.19	11.71	to	11.71
2022	6,200,636	5.65	to	5.65	35,009,408	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	6,286,286	6.90	to	6.90	43,360,979	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	6,377,009	6.40	to	6.40	40,797,488	—	to	—	1.94	to	1.94	20.45	to	20.45

Hartford MidCap HLS Fund (Class IA)
2024	3,321,282	16.60	to	16.60	55,145,044	—	to	—	—	to	—	6.28	to	6.28
2023	3,627,915	15.62	to	15.62	56,679,238	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	3,855,682	13.60	to	13.60	52,437,963	—	to	—	0.86	to	0.89	(24.30)	to	(24.30)
2021	4,075,927	17.97	to	17.97	73,229,172	—	to	—	—	to	—	9.91	to	9.91
2020	4,318,032	16.35	to	16.35	70,585,956	—	to	—	0.05	to	0.06	25.11	to	26.19

Hartford Small Company HLS Fund (Class IA)
2024	2,442,119	9.29	to	9.29	22,675,756	—	to	—	—	to	—	12.00	to	12.00
2023	2,603,983	8.29	to	8.29	21,587,725	—	to	—	—	to	—	16.74	to	16.74
2022	2,696,187	7.10	to	7.10	19,146,975	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	2,817,701	10.28	to	10.28	28,973,091	—	to	—	—	to	—	1.56	to	1.56
2020	3,257,748	10.12	to	10.12	32,982,871	—	to	—	—	to	—	55.52	to	55.52

Hartford Small Cap Growth HLS Fund (Class IA)
2024	9,693	50.40	to	50.40	488,548	—	to	—	0.30	to	0.30	13.12	to	13.12
2023	9,673	44.56	to	44.56	430,986	—	to	—	—	to	—	18.42	to	18.42
2022	9,531	37.62	to	37.62	358,591	—	to	—	—	to	—	(28.46)	to	(28.46)
2021	13,886	52.59	to	52.59	730,269	—	to	—	—	to	—	4.02	to	4.02
2020	13,588	50.56	to	50.56	687,021	—	to	—	—	to	—	33.20	to	33.20

Hartford Stock HLS Fund (Class IA)
2024	3,496,680	16.91	to	16.91	59,126,452	—	to	—	1.60	to	1.60	8.75	to	8.75
2023	3,727,673	15.55	to	15.55	57,963,375	—	to	—	1.33	to	1.33	7.72	to	7.72
2022	3,944,538	14.44	to	14.44	56,941,537	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	4,243,576	15.22	to	15.22	64,575,847	—	to	—	1.19	to	1.19	24.98	to	24.98
2020	4,692,158	12.18	to	12.18	57,130,631	—	to	—	1.65	to	1.65	12.08	to	12.08

Hartford Total Return Bond HLS Fund (Class IA)
2024	26,005,214	4.13	to	4.13	107,314,155	—	to	—	3.57	to	3.57	2.33	to	2.33
2023	24,973,635	4.03	to	4.03	100,713,924	—	to	—	3.50	to	3.50	6.97	to	6.97
2022	24,490,251	3.77	to	3.77	92,328,246	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	25,150,832	4.39	to	4.39	110,525,836	—	to	—	2.45	to	2.45	(0.94)	to	(0.94)
2020	24,584,128	4.44	to	4.44	109,065,762	—	to	—	3.66	to	3.66	9.02	to	9.02

Hartford Ultrashort Bond HLS Fund (Class IA)
2024	13,264,165	2.15	to	2.15	28,451,634	—	to	—	4.33	to	4.33	5.20	to	5.20
2023	13,625,834	2.04	to	2.04	27,783,075	—	to	—	1.31	to	1.31	5.19	to	5.19
2022	14,919,026	1.94	to	1.94	28,920,084	—	to	—	0.23	to	0.23	(0.17)	to	(0.17)
2021	15,423,591	1.94	to	1.94	29,949,221	—	to	—	0.68	to	0.68	(0.19)	to	(0.19)
2020	15,724,769	1.95	to	1.95	30,591,122	—	to	—	2.23	to	2.23	1.44	to	1.44

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Franchise Fund (Series I)
2024	177,728	$57.04	to	$57.04	$10,136,788	—%	to	—%	—%	to	—%	34.89%	to	34.89%
2023	177,864	42.28	to	42.28	7,520,686	—	to	—	—	to	—	40.93	to	40.93
2022	181,207	30.00	to	30.00	5,436,946	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	185,317	43.56	to	43.56	8,071,552	—	to	—	—	to	—	11.93	to	11.93
2020	196,303	38.91	to	38.91	7,638,982	—	to	—	0.07	to	0.07	42.35	to	42.35

Invesco V.I. American Value Fund (Series I)
2024	4,342	70.53	to	70.53	306,188	—	to	—	1.01	to	1.01	30.41	to	30.41
2023	4,543	54.08	to	54.08	245,700	—	to	—	0.65	to	0.65	15.60	to	15.60
2022	4,737	46.78	to	46.78	221,582	—	to	—	0.76	to	0.76	(2.61)	to	(2.61)
2021	4,976	48.04	to	48.04	239,040	—	to	—	0.45	to	0.45	27.95	to	27.95
2020	5,134	37.54	to	37.54	192,735	—	to	—	0.93	to	0.93	1.12	to	1.12

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2024	183,818	19.30	to	19.30	3,548,340	—	to	—	5.73	to	5.73	3.88	to	3.88
2023	204,898	18.58	to	18.58	3,807,571	—	to	—	—	to	—	6.63	to	6.63
2022	218,673	17.43	to	17.43	3,810,759	—	to	—	7.51	to	7.51	(14.35)	to	(14.35)
2021	214,169	20.35	to	20.35	4,357,686	—	to	—	3.06	to	3.06	9.54	to	9.54
2020	226,948	18.57	to	18.57	4,215,368	—	to	—	7.71	to	7.71	10.22	to	10.22

Invesco V.I. Comstock Fund (Series II)
2024	238,028	46.67	to	46.67	11,108,998	—	to	—	1.49	to	1.49	14.87	to	14.87
2023	263,885	40.63	to	40.63	10,721,648	—	to	—	1.59	to	1.59	12.09	to	12.09
2022	277,585	36.25	to	36.25	10,061,399	—	to	—	1.35	to	1.35	0.85	to	0.85
2021	297,518	35.94	to	35.94	10,693,451	—	to	—	1.62	to	1.62	33.04	to	33.04
2020	318,418	27.02	to	27.02	8,602,268	—	to	—	2.17	to	2.17	(1.09)	to	(1.09)

Invesco V.I. Core Equity Fund (Series I)
2024	19,516	60.28	to	60.28	1,176,380	—	to	—	0.70	to	0.70	25.61	to	25.61
2023	21,061	47.99	to	47.99	1,010,654	—	to	—	0.74	to	0.74	23.36	to	23.36
2022	22,014	38.90	to	38.90	856,341	—	to	—	0.92	to	0.92	(20.55)	to	(20.55)
2021	22,943	48.96	to	48.96	1,123,267	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	24,438	38.33	to	38.33	936,637	—	to	—	1.34	to	1.34	13.85	to	13.85

Invesco V.I. Diversified Dividend Fund (Series II)
2024	288	35.38	to	35.38	10,199	—	to	—	1.69	to	1.69	12.96	to	12.96
2023	290	31.32	to	31.32	9,093	—	to	—	1.79	to	1.79	8.77	to	8.77
2022	293	28.80	to	28.80	8,433	—	to	—	1.67	to	1.67	(1.92)	to	(1.92)
2021	296	29.36	to	29.36	8,700	—	to	—	1.99	to	1.99	18.59	to	18.59
2020	300	24.76	to	24.76	7,417	—	to	—	2.92	to	2.92	(0.13)	to	(0.13)

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2024	1,130	75.01	to	75.01	84,747	—	to	—	1.45	to	1.45	12.47	to	12.47
2023	1,150	66.69	to	66.69	76,722	—	to	—	1.19	to	1.19	13.43	to	13.43
2022	1,175	58.80	to	58.80	69,117	—	to	—	0.81	to	0.81	(12.06)	to	(12.06)
2021	1,214	66.86	to	66.86	81,178	—	to	—	1.06	to	1.06	28.88	to	28.88
2020	1,233	51.88	to	51.88	63,942	—	to	—	1.31	to	1.31	12.42	to	12.42

Invesco V.I. Global Real Estate Fund (Series I)
2024	35,811	23.15	to	23.15	829,096	—	to	—	2.59	to	2.59	(1.80)	to	(1.80)
2023	36,280	23.58	to	23.58	855,371	—	to	—	1.50	to	1.50	9.05	to	9.05
2022	35,733	21.62	to	21.62	772,563	—	to	—	2.82	to	2.82	(24.93)	to	(24.93)
2021	38,134	28.80	to	28.80	1,098,345	—	to	—	2.60	to	2.60	25.71	to	25.71
2020	44,619	22.91	to	22.91	1,022,301	—	to	—	5.30	to	5.30	(12.32)	to	(12.32)

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Growth and Income Fund (Series II)
2024	82,823	$38.28	to	$54.60	$3,348,644	—%	to	—%	1.23%	to	1.24%	15.72%	to	15.72%
2023	87,393	33.08	to	47.18	3,051,109	—	to	—	1.32	to	1.32	12.40	to	12.40
2022	92,541	29.43	to	41.98	2,871,297	—	to	—	1.29	to	1.33	(6.00)	to	(6.00)
2021	88,582	31.31	to	44.66	2,936,509	—	to	—	1.34	to	1.37	28.19	to	28.19
2020	95,914	24.42	to	34.84	2,473,206	—	to	—	2.03	to	2.08	1.85	to	1.85

Invesco V.I. EQV International Equity Fund (Series I)
2024	664,289	19.54	to	19.54	12,983,481	—	to	—	1.76	to	1.76	0.62	to	0.62
2023	684,631	19.42	to	19.42	13,298,843	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	696,847	16.44	to	16.44	11,457,254	—	to	—	1.74	to	1.74	(18.31)	to	(18.31)
2021	722,743	20.13	to	20.13	14,545,598	—	to	—	1.25	to	1.25	5.89	to	5.89
2020	764,718	19.01	to	19.01	14,534,461	—	to	—	2.44	to	2.44	14.00	to	14.00

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2024	59,722	54.25	to	54.25	3,239,806	—	to	—	0.34	to	0.34	17.07	to	17.07
2023	62,491	46.34	to	46.34	2,895,809	—	to	—	0.29	to	0.29	14.47	to	14.47
2022	65,713	40.48	to	40.48	2,660,250	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	72,687	47.22	to	47.22	3,431,999	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	76,763	38.31	to	38.31	2,940,889	—	to	—	0.73	to	0.73	9.25	to	9.25

Invesco V.I. Small Cap Equity Fund (Series I)
2024	245,142	47.80	to	47.80	11,717,918	—	to	—	0.13	to	0.13	18.09	to	18.09
2023	258,534	40.48	to	40.48	10,464,831	—	to	—	—	to	—	16.57	to	16.57
2022	270,122	34.72	to	34.72	9,379,321	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	278,436	43.68	to	43.68	12,161,941	—	to	—	0.16	to	0.16	20.40	to	20.40
2020	286,296	36.28	to	36.28	10,386,249	—	to	—	0.37	to	0.37	27.24	to	27.24

Lord Abbett Bond Debenture Portfolio (Class VC)
2024	555,814	24.32	to	24.32	13,514,814	—	to	—	5.73	to	5.73	6.72	to	6.72
2023	559,354	22.78	to	22.78	12,744,572	—	to	—	5.30	to	5.30	6.55	to	6.55
2022	563,448	21.38	to	21.38	12,048,436	—	to	—	4.44	to	4.44	(12.80)	to	(12.80)
2021	578,001	24.52	to	24.52	14,174,150	—	to	—	3.24	to	3.24	3.28	to	3.28
2020	524,680	23.74	to	23.74	12,458,276	—	to	—	4.01	to	4.01	7.30	to	7.30

Lord Abbett Dividend Growth Portfolio (Class VC)
2024	84,069	57.27	to	57.27	4,814,288	—	to	—	0.58	to	0.58	22.14	to	22.14
2023	85,624	46.89	to	46.89	4,014,511	—	to	—	0.80	to	0.80	16.33	to	16.33
2022	108,677	40.30	to	40.30	4,380,217	—	to	—	0.83	to	0.83	(13.55)	to	(13.55)
2021	119,213	46.62	to	46.62	5,557,943	—	to	—	0.73	to	0.73	25.62	to	25.62
2020	113,857	37.11	to	37.11	4,225,636	—	to	—	1.01	to	1.01	15.42	to	15.42

Lord Abbett Fundamental Equity Portfolio (Class VC)
2024	32,330	38.84	to	38.84	1,255,692	—	to	—	0.74	to	0.74	16.65	to	16.65
2023	33,364	33.30	to	33.30	1,110,898	—	to	—	0.60	to	0.60	14.63	to	14.63
2022	41,780	29.05	to	29.05	1,213,548	—	to	—	1.10	to	1.10	(11.98)	to	(11.98)
2021	41,527	33.00	to	33.00	1,370,415	—	to	—	0.80	to	0.80	27.31	to	27.31
2020	45,897	25.92	to	25.92	1,189,681	—	to	—	1.35	to	1.35	1.77	to	1.77

Lord Abbett Growth and Income Portfolio (Class VC)
2024	143,137	40.88	to	40.88	5,851,168	—	to	—	0.88	to	0.88	20.60	to	20.60
2023	150,211	33.89	to	33.89	5,091,343	—	to	—	0.90	to	0.90	13.19	to	13.19
2022	177,193	29.95	to	29.95	5,306,200	—	to	—	1.38	to	1.38	(9.44)	to	(9.44)
2021	153,970	33.07	to	33.07	5,091,343	—	to	—	1.03	to	1.03	29.02	to	29.02
2020	164,935	25.63	to	25.63	4,227,212	—	to	—	1.75	to	1.75	2.70	to	2.70

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Growth Series (Initial Class)
2024	74,099	$77.78	to	$77.78	$5,763,236	—%	to	—%	—%	to	—%	31.47%	to	31.47%
2023	71,691	59.16	to	79.15	4,241,383	—	to	—	—	to	—	—	to	35.86
2022	74,030	43.55	to	58.26	3,223,642	—	to	—	—	to	—	(31.63)	to	—
2021	73,288	63.70	to	85.21	4,668,111	—	to	—	—	to	—	—	to	23.53
2020	77,178	51.56	to	51.56	3,979,402	—	to	—	—	to	—	31.86	to	31.86

MFS® Investors Trust Series (Initial Class)
2024	141,314	60.05	to	60.05	8,485,297	—	to	—	0.70	to	0.70	19.52	to	19.52
2023	144,738	50.24	to	55.39	7,271,316	—	to	—	—	to	0.73	—	to	18.98
2022	146,445	42.22	to	46.56	6,183,511	—	to	—	0.68	to	0.90	(16.49)	to	(16.49)
2021	147,573	50.56	to	55.75	7,462,261	—	to	—	0.61	to	0.62	26.81	to	26.81
2020	148,319	39.87	to	43.96	5,914,323	—	to	—	0.64	to	1.20	13.87	to	13.87

MFS® New Discovery Series (Initial Class)
2024	38,165	73.23	to	73.23	2,794,658	—	to	—	—	to	—	6.72	to	6.72
2023	38,968	68.61	to	68.61	2,673,734	—	to	—	—	to	—	14.41	to	14.41
2022	41,880	59.97	to	59.97	2,511,531	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	46,192	85.38	to	85.38	3,943,721	—	to	—	—	to	—	1.80	to	1.80
2020	46,505	83.87	to	83.87	3,900,186	—	to	—	—	to	—	45.89	to	45.89

MFS® Total Return Bond Series (Initial Class)
2024	1,558,643	17.51	to	17.51	27,299,421	—	to	—	4.28	to	4.28	2.55	to	2.55
2023	1,605,765	17.08	to	17.08	27,425,884	—	to	—	3.18	to	3.18	7.38	to	7.38
2022	1,652,554	15.91	to	15.91	26,285,190	—	to	—	2.77	to	2.77	(13.93)	to	(13.93)
2021	1,693,368	18.48	to	18.48	31,295,265	—	to	—	2.67	to	2.67	(0.81)	to	(0.81)
2020	1,709,455	18.63	to	18.63	31,851,565	—	to	—	3.48	to	3.48	8.47	to	8.47

MFS® Total Return Series (Initial Class)
2024	396,836	39.60	to	39.74	15,771,435	—	to	—	2.44	to	2.49	7.75	to	7.75
2023	432,270	36.75	to	36.88	15,943,772	—	to	—	2.05	to	2.07	10.44	to	10.44
2022	453,740	33.28	to	33.40	15,153,217	—	to	—	1.73	to	1.75	(9.58)	to	(9.58)
2021	455,305	36.80	to	36.94	16,816,881	—	to	—	1.80	to	1.81	14.12	to	14.12
2020	469,138	32.25	to	32.37	15,184,393	—	to	—	2.33	to	2.37	9.81	to	9.81

MFS® Value Series (Initial Class)
2024	1,010,412	40.17	to	40.17	40,590,800	—	to	—	1.65	to	1.65	11.61	to	11.61
2023	1,056,817	35.99	to	35.99	38,037,941	—	to	—	1.64	to	1.64	7.93	to	7.93
2022	1,101,751	33.35	to	33.35	36,741,095	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	1,129,322	35.44	to	35.44	40,025,114	—	to	—	1.33	to	1.33	25.45	to	25.45
2020	1,178,062	28.25	to	28.25	33,281,559	—	to	—	1.59	to	1.59	3.48	to	3.48

Invesco V.I. Capital Appreciation Fund (Series II)
2024	61,462	61.79	to	61.79	3,797,502	—	to	—	—	to	—	33.83	to	33.83
2023	73,665	46.17	to	46.17	3,401,052	—	to	—	—	to	—	35.03	to	35.03
2022	77,183	34.19	to	34.19	2,639,058	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	85,833	49.53	to	49.53	4,251,077	—	to	—	—	to	—	22.28	to	22.28
2020	102,660	40.50	to	40.50	4,158,046	—	to	—	—	to	—	36.24	to	36.24

Invesco V.I. Global Fund (Series II)
2024	103,722	45.92	to	45.92	4,762,739	—	to	—	—	to	—	15.78	to	15.78
2023	117,625	39.66	to	39.66	4,664,862	—	to	—	—	to	—	34.45	to	34.45
2022	119,358	29.50	to	29.50	3,520,808	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	127,064	43.34	to	43.34	5,506,778	—	to	—	—	to	—	15.17	to	15.17
2020	142,343	37.63	to	37.63	5,356,379	—	to	—	0.45	to	0.45	27.34	to	27.34

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Fund® (Series II)
2024	62,354	$53.83	to	$53.83	$3,356,202	—%	to	—%	—%	to	—%	23.39%	to	23.39%
2023	64,223	43.62	to	43.62	2,801,500	—	to	—	0.50	to	0.50	22.83	to	22.83
2022	65,466	35.51	to	35.51	2,324,956	—	to	—	1.11	to	1.11	(20.31)	to	(20.31)
2021	68,577	44.56	to	44.56	3,056,099	—	to	—	0.52	to	0.52	27.23	to	27.23
2020	72,347	35.03	to	35.03	2,534,083	—	to	—	1.21	to	1.21	13.69	to	13.69

Invesco V.I. Main Street Small Cap Fund® (Series II)
2024	163,011	47.98	to	47.98	7,820,827	—	to	—	—	to	—	12.41	to	12.41
2023	164,705	42.68	to	42.68	7,029,981	—	to	—	0.98	to	0.98	17.82	to	17.82
2022	151,224	36.23	to	36.23	5,478,400	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	151,265	43.15	to	43.15	6,526,972	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	169,735	35.29	to	35.29	5,990,337	—	to	—	0.38	to	0.38	19.64	to	19.64

Putnam VT Small Cap Growth Fund (Class IB)
2024	37,221	77.15	to	77.15	2,871,684	—	to	—	—	to	—	23.33	to	23.33
2023	38,746	62.56	to	62.56	2,423,784	—	to	—	—	to	—	23.14	to	23.14
2022	40,442	50.80	to	50.80	2,054,440	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	45,746	70.85	to	70.85	3,241,130	—	to	—	—	to	—	13.87	to	13.87
2020	52,650	62.22	to	62.22	3,275,970	—	to	—	—	to	—	48.37	to	48.37

Putnam VT Diversified Income Fund (Class IA)
2024	24,971	38.35	to	38.35	957,776	—	to	—	6.41	to	6.41	6.09	to	6.09
2023	27,868	36.15	to	36.15	1,007,559	—	to	—	6.59	to	6.59	5.01	to	5.01
2022	32,797	34.43	to	34.43	1,129,201	—	to	—	7.21	to	7.21	(2.06)	to	(2.06)
2021	39,837	35.15	to	35.15	1,400,448	—	to	—	0.94	to	0.94	(6.73)	to	(6.73)
2020	45,213	37.69	to	37.69	1,704,148	—	to	—	8.07	to	8.07	(0.76)	to	(0.76)

Putnam VT Large Cap Value Fund (Class IA)
2024	206,626	82.44	to	82.44	17,033,786	—	to	—	1.28	to	1.28	19.46	to	19.46
2023	220,267	69.01	to	69.01	15,200,384	—	to	—	2.23	to	2.23	15.92	to	15.92
2022	244,492	59.53	to	59.53	14,554,763	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	262,434	61.29	to	61.29	16,084,126	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	280,947	48.02	to	48.02	13,492,377	—	to	—	1.97	to	1.97	6.06	to	6.06

Putnam VT Global Asset Allocation Fund (Class IA)
2024	1,302	93.31	to	93.31	121,477	—	to	—	2.60	to	2.60	16.63	to	16.63
2023	1,624	80.01	to	80.01	129,945	—	to	—	1.90	to	1.90	17.78	to	17.78
2022	1,938	67.93	to	67.93	131,630	—	to	—	1.87	to	1.87	(15.82)	to	(15.82)
2021	2,662	80.69	to	80.69	214,780	—	to	—	0.92	to	0.92	14.25	to	14.25
2020	2,816	70.63	to	70.63	198,881	—	to	—	2.23	to	2.23	12.58	to	12.58

Putnam VT Focused International Equity Fund (Class IA)
2024	70,295	71.66	to	71.66	5,037,385	—	to	—	1.88	to	1.88	3.63	to	3.63
2023	78,802	69.15	to	69.15	5,449,128	—	to	—	0.92	to	0.92	19.56	to	19.56
2022	80,807	57.84	to	57.84	4,673,738	—	to	—	2.04	to	2.04	(17.99)	to	(17.99)
2021	83,606	70.53	to	70.53	5,896,545	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	87,834	62.50	to	62.50	5,489,681	—	to	—	0.41	to	0.41	10.32	to	10.32

Putnam VT Global Health Care Fund (Class IA)
2024	14,500	73.16	to	73.16	1,060,901	—	to	—	0.66	to	0.66	1.70	to	1.70
2023	15,222	71.94	to	71.94	1,095,112	—	to	—	0.53	to	0.53	9.39	to	9.39
2022	16,287	65.77	to	65.77	1,071,163	—	to	—	0.63	to	0.63	(4.44)	to	(4.44)
2021	17,297	68.82	to	68.82	1,190,449	—	to	—	1.28	to	1.28	19.77	to	19.77
2020	20,804	57.46	to	57.46	1,195,484	—	to	—	0.71	to	0.71	16.47	to	16.47

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2024	98,551	$67.06	to	$67.06	$6,608,660	—%	to	—%	5.79%	to	5.79%	8.19%	to	8.19%
2023	98,187	61.98	to	61.98	6,085,876	—	to	—	5.28	to	5.28	12.29	to	12.29
2022	97,007	55.20	to	55.20	5,354,551	—	to	—	5.43	to	5.43	(11.37)	to	(11.37)
2021	104,080	62.28	to	62.28	6,482,092	—	to	—	4.76	to	4.76	5.20	to	5.20
2020	100,837	59.20	to	59.20	5,969,725	—	to	—	5.78	to	5.78	5.50	to	5.50

Putnam VT Income Fund (Class IA)
2024	115,271	40.24	to	40.24	4,638,497	—	to	—	5.99	to	5.99	2.56	to	2.56
2023	131,488	39.24	to	39.24	5,159,062	—	to	—	5.97	to	5.97	4.96	to	4.96
2022	149,030	37.38	to	37.38	5,571,138	—	to	—	5.90	to	5.90	(13.48)	to	(13.48)
2021	157,543	43.21	to	43.21	6,807,296	—	to	—	1.67	to	1.67	(4.44)	to	(4.44)
2020	172,440	45.21	to	45.21	7,796,814	—	to	—	5.10	to	5.10	6.01	to	6.01

Putnam VT International Equity Fund (Class IA)
2024	224,877	33.70	to	33.70	7,577,346	—	to	—	2.34	to	2.34	3.24	to	3.24
2023	235,090	32.64	to	32.64	7,673,102	—	to	—	0.28	to	0.28	18.86	to	18.86
2022	254,207	27.46	to	27.46	6,980,786	—	to	—	1.83	to	1.83	(14.58)	to	(14.58)
2021	268,301	32.15	to	32.15	8,625,536	—	to	—	1.40	to	1.40	9.09	to	9.09
2020	304,080	29.47	to	29.47	8,961,246	—	to	—	1.80	to	1.80	12.35	to	12.35

Putnam VT Emerging Markets Equity Fund (Class IA)
2024	7,660	30.69	to	30.69	235,100	—	to	—	1.60	to	1.60	15.90	to	15.90
2023	8,053	26.48	to	26.48	213,269	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	8,520	23.67	to	23.67	201,633	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	8,873	32.56	to	32.56	288,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	9,165	33.90	to	33.90	310,682	—	to	—	0.28	to	0.28	28.25	to	28.25

Putnam VT International Value Fund (Class IA)
2024	25,304	33.35	to	33.35	843,908	—	to	—	2.61	to	2.61	5.44	to	5.44
2023	27,979	31.63	to	31.63	885,001	—	to	—	1.75	to	1.75	19.08	to	19.08
2022	34,061	26.56	to	26.56	904,782	—	to	—	2.35	to	2.35	(6.70)	to	(6.70)
2021	44,213	28.47	to	28.47	1,258,709	—	to	—	2.19	to	2.19	15.28	to	15.28
2020	49,216	24.70	to	24.70	1,215,451	—	to	—	2.75	to	2.75	4.23	to	4.23

Putnam VT Core Equity Fund (Class IA)
2024	11,260	67.82	to	67.82	763,689	—	to	—	0.82	to	0.82	27.32	to	27.32
2023	12,281	53.27	to	53.27	654,201	—	to	—	0.77	to	0.77	28.36	to	28.36
2022	13,309	41.50	to	41.50	552,323	—	to	—	1.60	to	1.60	(15.54)	to	(15.54)
2021	14,139	49.14	to	49.14	694,730	—	to	—	0.83	to	0.83	31.32	to	31.32
2020	14,691	37.42	to	37.42	549,689	—	to	—	1.18	to	1.18	17.64	to	17.64

Putnam VT Government Money Market Fund (Class IA)
2024	18,954	2.09	to	2.09	39,542	—	to	—	4.81	to	4.81	4.91	to	4.91
2023	19,454	1.99	to	1.99	38,686	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	19,965	1.90	to	1.90	37,920	—	to	—	1.28	to	1.28	1.28	to	1.28
2021	20,431	1.88	to	1.88	38,312	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	20,846	1.88	to	1.88	39,092	—	to	—	0.24	to	0.24	0.23	to	0.23

Putnam VT Sustainable Leaders Fund (Class IA)
2024	120,941	159.40	to	159.40	19,278,517	—	to	—	0.38	to	0.38	23.33	to	23.33
2023	126,522	129.25	to	129.25	16,352,580	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	136,372	102.24	to	102.24	13,942,530	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	145,822	132.30	to	132.30	19,291,473	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	157,349	106.83	to	106.83	16,809,411	—	to	—	0.64	to	0.64	29.06	to	29.06

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2024	46,360	$36.46	to	$36.46	$1,690,255	—%	to	—%	0.94%	to	0.94%	6.20%	to	6.20%
2023	48,585	34.33	to	34.33	1,668,002	—	to	—	0.16	to	0.16	23.75	to	23.75
2022	58,366	27.74	to	27.74	1,619,221	—	to	—	0.16	to	0.16	(12.98)	to	(12.98)
2021	60,894	31.88	to	31.88	1,941,344	—	to	—	0.74	to	0.74	39.90	to	39.90
2020	54,875	22.79	to	22.79	1,250,496	—	to	—	1.08	to	1.08	3.96	to	3.96

Templeton Developing Markets VIP Fund (Class 1)
2024	208,871	13.90	to	13.90	2,903,637	—	to	—	4.08	to	4.08	7.98	to	7.98
2023	208,802	12.87	to	43.61	2,688,146	—	to	—	—	to	2.31	—	to	12.77
2022	211,953	11.42	to	38.67	2,419,656	—	to	—	—	to	2.93	(21.70)	to	—
2021	209,682	14.58	to	49.39	3,057,172	—	to	—	—	to	1.10	(5.51)	to	—
2020	221,414	15.43	to	15.43	3,416,463	—	to	—	4.38	to	4.38	17.39	to	17.39

Templeton Foreign VIP Fund (Class 2)
2024	441,065	14.09	to	14.09	6,214,889	—	to	—	2.42	to	2.42	(1.00)	to	(1.00)
2023	477,437	14.23	to	14.23	6,795,194	—	to	—	3.21	to	3.21	20.76	to	20.76
2022	510,890	11.79	to	11.79	6,021,504	—	to	—	3.05	to	3.05	(7.60)	to	(7.60)
2021	567,526	12.76	to	12.76	7,239,606	—	to	—	1.85	to	1.85	4.16	to	4.16
2020	582,057	12.25	to	12.25	7,128,559	—	to	—	3.38	to	3.38	(1.16)	to	(1.16)

Templeton Global Bond VIP Fund (Class 2)
2024	1,031,385	15.27	to	15.27	15,744,943	—	to	—	—	to	—	(11.37)	to	(11.37)
2023	1,034,397	17.22	to	17.22	17,816,929	—	to	—	—	to	—	2.88	to	2.88
2022	1,043,188	16.74	to	16.74	17,464,624	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	1,046,119	17.61	to	17.61	18,425,801	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	1,068,827	18.54	to	18.54	19,815,067	—	to	—	8.51	to	8.51	(5.28)	to	(5.28)

Templeton Growth VIP Fund (Class 2)
2024	345,378	20.74	to	28.46	7,184,438	—	to	—	0.94	to	0.94	5.40	to	5.40
2023	360,352	19.68	to	27.00	7,111,676	—	to	—	3.33	to	3.33	21.01	to	21.01
2022	385,107	16.26	to	22.31	6,280,219	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	414,952	18.37	to	25.21	7,645,690	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	417,272	17.52	to	24.04	7,331,796	—	to	—	2.98	to	2.99	5.80	to	5.80

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2024	786	36.93	to	36.93	29,021	—	to	—	10.24	to	10.24	11.23	to	11.23
2023	822	33.20	to	33.20	27,304	—	to	—	8.59	to	8.59	11.84	to	11.84
2022	857	29.69	to	29.69	25,452	—	to	—	7.52	to	7.52	(18.74)	to	(18.74)
2021	890	36.53	to	36.53	32,517	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)
2020	917	37.29	to	37.29	34,177	—	to	—	4.51	to	4.51	5.55	to	5.55

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2024	583	42.48	to	42.48	24,748	—	to	—	1.36	to	1.36	7.82	to	7.82
2023	610	39.40	to	39.40	24,021	—	to	—	1.62	to	1.62	11.97	to	11.97
2022	636	35.19	to	35.19	22,364	—	to	—	0.43	to	0.43	(25.08)	to	(25.08)
2021	660	46.97	to	46.97	30,993	—	to	—	0.83	to	0.83	2.99	to	2.99
2020	679	45.61	to	45.61	30,990	—	to	—	1.38	to	1.38	14.44	to	14.44

Morgan Stanley VIF Discovery Portfolio (Class II)
2024	96,221	53.96	to	53.96	5,191,942	—	to	—	—	to	—	41.73	to	41.73
2023	103,540	38.07	to	38.07	3,941,944	—	to	—	—	to	—	44.13	to	44.13
2022	111,028	26.42	to	26.42	2,932,819	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	128,891	71.33	to	71.33	9,193,689	—	to	—	—	to	—	(11.19)	to	(11.19)
2020	133,366	80.32	to	80.32	10,712,014	—	to	—	—	to	—	152.04	to	152.04

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PSF PGIM Government Money Market Portfolio (Class I)
2024	29,818	$11.67	to	$11.67	$347,927	—%	to	—%	4.89%	to	4.89%	5.01%	to	5.01%
2023	30,000	11.11	to	11.11	333,328	—	to	—	4.90	to	4.90	4.88	to	4.88
2022	8,031	10.59	to	10.59	85,075	—	to	—	1.32	to	1.32	1.39	to	1.39
2021	8,992	10.45	to	10.45	93,960	—	to	—	0.04	to	0.04	0.04	to	0.04
2020	8,562	10.44	to	10.44	89,427	—	to	—	0.28	to	0.28	0.30	to	0.30

Putnam VT Large Cap Growth Fund (Class IA)
2024	565,733	44.96	to	44.96	25,435,241	—	to	—	0.09	to	0.09	33.71	to	33.71
2023	616,067	33.63	to	33.63	20,715,736	—	to	—	—	to	—	44.89	to	44.89
2022	684,463	23.21	to	23.21	15,885,377	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	754,099	33.33	to	33.33	25,132,605	—	to	—	—	to	—	23.00	to	23.00
2020	848,958	27.10	to	27.10	23,003,098	—	to	—	0.25	to	0.25	39.09	to	39.09

BlackRock S&P 500 Index V.I. Fund (Class I)
2024	4,888,266	24.25	to	24.25	118,522,659	—	to	—	1.30	to	1.30	24.83	to	24.83
2023	5,175,418	19.42	to	19.42	100,521,102	—	to	—	1.39	to	1.39	26.22	to	26.22
2022	5,321,168	15.39	to	15.39	81,882,294	—	to	—	1.49	to	1.49	(18.23)	to	(18.23)
2021	5,465,968	18.82	to	18.82	102,861,805	—	to	—	1.28	to	1.28	28.53	to	28.53
2020	5,930,310	14.64	to	14.64	86,824,837	—	to	—	1.81	to	1.81	18.24	to	18.24

Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
2024	76,375	41.45	to	41.45	3,166,092	—	to	—	1.63	to	1.63	15.06	to	15.06
2023	77,995	36.03	to	36.03	2,810,126	—	to	—	1.79	to	1.79	10.38	to	10.38
2022	78,555	32.64	to	32.64	2,564,192	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	78,393	34.45	to	34.45	2,700,534	—	to	—	1.78	to	1.78	24.60	to	24.60
2020	64,268	27.65	to	27.65	1,776,784	—	to	—	1.68	to	1.68	6.44	to	6.44

Invesco V.I. American Value Fund (Series II)
2024	225,603	43.29	to	43.29	9,766,680	—	to	—	0.79	to	0.79	30.10	to	30.10
2023	238,556	33.28	to	33.28	7,938,281	—	to	—	0.37	to	0.37	15.29	to	15.29
2022	268,749	28.86	to	28.86	7,756,957	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	264,943	29.71	to	29.71	7,872,490	—	to	—	0.24	to	0.24	27.62	to	27.62
2020	276,035	23.28	to	23.28	6,426,705	—	to	—	0.65	to	0.65	0.86	to	0.86

Putnam VT Diversified Income Fund (Class IB)
2024	232,839	17.83	to	17.83	4,151,760	—	to	—	6.05	to	6.05	5.76	to	5.76
2023	241,216	16.86	to	16.86	4,066,805	—	to	—	6.05	to	6.05	4.82	to	4.82
2022	264,947	16.08	to	16.08	4,261,644	—	to	—	6.15	to	6.15	(2.35)	to	(2.35)
2021	239,025	16.47	to	16.47	3,937,046	—	to	—	0.61	to	0.61	(6.95)	to	(6.95)
2020	234,610	17.70	to	17.70	4,152,958	—	to	—	7.65	to	7.65	(0.90)	to	(0.90)

Putnam VT Large Cap Value Fund (Class IB)
2024	166,509	82.77	to	82.77	13,782,054	—	to	—	1.08	to	1.08	19.14	to	19.14
2023	179,386	69.47	to	69.47	12,462,330	—	to	—	1.98	to	1.98	15.67	to	15.67
2022	176,928	60.06	to	60.06	10,626,807	—	to	—	1.40	to	1.40	(3.13)	to	(3.13)
2021	164,158	62.00	to	62.00	10,178,550	—	to	—	1.21	to	1.21	27.30	to	27.30
2020	177,038	48.71	to	48.71	8,622,816	—	to	—	1.68	to	1.68	5.80	to	5.80

Putnam VT Global Asset Allocation Fund (Class IB)
2024	1,690	31.77	to	31.77	53,678	—	to	—	2.51	to	2.51	16.36	to	16.36
2023	2,378	27.30	to	27.30	64,924	—	to	—	1.51	to	1.51	17.48	to	17.48
2022	2,466	23.24	to	23.24	57,304	—	to	—	1.32	to	1.32	(16.03)	to	(16.03)
2021	2,545	27.67	to	27.67	70,430	—	to	—	0.59	to	0.59	13.95	to	13.95
2020	1,933	24.29	to	24.29	46,937	—	to	—	1.82	to	1.82	12.31	to	12.31

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Focused International Equity Fund (Class IB)
2024	1,379	$40.56	to	$40.56	$55,935	—%	to	—%	1.79%	to	1.79%	3.30%	to	3.30%
2023	13,843	39.27	to	39.27	543,608	—	to	—	0.28	to	0.28	19.25	to	19.25
2022	1,396	32.93	to	32.93	45,956	—	to	—	1.74	to	1.74	(18.19)	to	(18.19)
2021	1,403	40.26	to	40.26	56,488	—	to	—	0.75	to	0.75	12.58	to	12.58
2020	1,410	35.76	to	35.76	50,409	—	to	—	0.17	to	0.17	10.07	to	10.07

Putnam VT High Yield Fund (Class IB)
2024	76,218	35.15	to	35.15	2,678,908	—	to	—	5.67	to	5.67	7.86	to	7.86
2023	76,740	32.59	to	32.59	2,500,691	—	to	—	5.16	to	5.16	12.13	to	12.13
2022	72,786	29.06	to	29.06	2,115,157	—	to	—	5.21	to	5.21	(11.60)	to	(11.60)
2021	78,448	32.87	to	32.87	2,578,917	—	to	—	4.35	to	4.35	4.98	to	4.98
2020	54,564	31.32	to	31.32	1,708,745	—	to	—	5.51	to	5.51	5.21	to	5.21

Putnam VT Income Fund (Class IB)
2024	51,872	20.05	to	20.05	1,039,947	—	to	—	5.48	to	5.48	2.32	to	2.32
2023	52,873	19.59	to	19.59	1,035,975	—	to	—	5.80	to	5.80	4.70	to	4.70
2022	60,406	18.71	to	18.71	1,130,486	—	to	—	5.70	to	5.70	(13.81)	to	(13.81)
2021	65,330	21.71	to	21.71	1,418,558	—	to	—	1.72	to	1.72	(4.58)	to	(4.58)
2020	130,930	22.76	to	22.76	2,979,598	—	to	—	4.35	to	4.35	5.73	to	5.73

Putnam VT International Equity Fund (Class IB)
2024	69,097	31.54	to	31.54	2,179,139	—	to	—	2.03	to	2.03	2.97	to	2.97
2023	48,255	30.63	to	30.63	1,477,898	—	to	—	0.03	to	0.03	18.51	to	18.51
2022	57,385	25.84	to	25.84	1,483,064	—	to	—	1.53	to	1.53	(14.77)	to	(14.77)
2021	56,540	30.32	to	30.32	1,714,397	—	to	—	1.15	to	1.15	8.82	to	8.82
2020	57,001	27.86	to	27.86	1,588,288	—	to	—	1.57	to	1.57	12.10	to	12.10

Putnam VT International Value Fund (Class IB)
2024	18,323	15.88	to	15.88	291,038	—	to	—	2.40	to	2.40	5.21	to	5.21
2023	18,617	15.10	to	15.10	281,057	—	to	—	1.26	to	1.26	18.68	to	18.68
2022	16,040	12.72	to	12.72	204,038	—	to	—	1.56	to	1.56	(6.81)	to	(6.81)
2021	10,736	13.65	to	13.65	146,540	—	to	—	1.91	to	1.91	14.94	to	14.94
2020	14,693	11.88	to	11.88	174,494	—	to	—	2.42	to	2.42	3.94	to	3.94

Putnam VT Core Equity Fund (Class IB)
2024	10,876	81.44	to	81.44	885,707	—	to	—	0.60	to	0.60	26.96	to	26.96
2023	8,808	64.15	to	64.15	565,022	—	to	—	0.45	to	0.45	28.08	to	28.08
2022	8,710	50.08	to	50.08	436,210	—	to	—	1.19	to	1.19	(15.77)	to	(15.77)
2021	8,085	59.46	to	59.46	480,675	—	to	—	0.59	to	0.59	31.01	to	31.01
2020	2,710	45.38	to	45.38	122,969	—	to	—	1.00	to	1.00	17.33	to	17.33

Putnam VT Sustainable Leaders Fund (Class IB)
2024	12,134	94.52	to	94.52	1,146,946	—	to	—	0.20	to	0.20	23.02	to	23.02
2023	12,341	76.83	to	76.83	948,151	—	to	—	0.51	to	0.51	26.11	to	26.11
2022	12,555	60.93	to	60.93	764,938	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	13,929	79.03	to	79.03	1,100,855	—	to	—	0.11	to	0.11	23.53	to	23.53
2020	8,640	63.98	to	63.98	552,734	—	to	—	0.40	to	0.40	28.74	to	28.74

Putnam VT Large Cap Growth Fund (Class IB)
2024	115,632	44.65	to	44.65	5,162,983	—	to	—	—	to	—	33.41	to	33.41
2023	124,544	33.47	to	33.47	4,168,443	—	to	—	—	to	—	44.47	to	44.47
2022	96,505	23.17	to	23.17	2,235,672	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	107,683	33.33	to	33.33	3,589,538	—	to	—	—	to	—	22.65	to	22.65
2020	122,704	27.18	to	27.18	3,334,777	—	to	—	0.03	to	0.03	38.71	to	38.71

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Relative Value Portfolio (Class B)
2024	3,088	$17.31	to	$17.31	$53,472	—%	to	—%	0.82%	to	0.82%	12.76%	to	12.76%
2023	8,688	15.35	to	15.35	133,390	—	to	—	1.14	to	1.14	11.72	to	11.72
2022	3,861	13.74	to	13.74	53,058	—	to	—	1.08	to	1.08	(4.42)	to	(4.42)
2021	3,976	14.38	to	14.38	57,169	—	to	—	0.70	to	0.70	27.84	to	27.84
2020	2,666	11.25	to	11.25	29,985	—	to	—	1.30	to	1.30	2.47	to	2.47

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2024	311,462	16.85	to	16.85	5,249,409	—	to	—	—	to	—	24.23	to	24.23
2023	342,395	13.57	to	13.57	4,645,162	—	to	—	—	to	—	13.15	to	13.15
2022	355,280	11.99	to	11.99	4,259,759	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	383,886	17.37	to	17.37	6,668,837	—	to	—	—	to	—	19.10	to	19.10
2020	414,321	14.59	to	14.59	6,043,327	—	to	—	—	to	—	48.27	to	48.27

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 18, 2025, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-123

INDEPENDENT AUDITOR'S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three years then ended, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ Deloitte & Touche LLP Hartford, Connecticut April 3, 2025 2

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2024 2023 Bonds $ 3,485,972,537 $ 3,900,300,751 Common and preferred stocks 40,445,531 17,140,552 Mortgage loans on real estate 687,494,035 791,529,037 Contract loans 86,947,134 86,752,510 Cash, cash equivalents and short-term investments 636,655,573 497,261,087 Derivatives 101,755,280 98,129,305 Other invested assets 578,050,264 703,703,713 Total cash and invested assets 5,617,320,354 6,094,816,955 Investment income due and accrued 53,206,887 45,609,260 Amounts recoverable for reinsurance 65,644,758 85,525,728 Federal income tax recoverable 1,209,143 2,036,674 Net deferred tax asset 55,763,712 55,790,000 Other assets 36,466,689 35,090,464 Separate Account assets 23,803,924,174 23,305,545,372 Total admitted assets $ 29,633,535,717 $ 29,624,414,453 Liabilities Aggregate reserves for future benefits $ 4,234,013,014 $ 4,438,635,186 Liability for deposit-type contracts 143,312,740 156,535,550 Policy and contract claim liabilities 18,973,114 23,873,312 Asset valuation reserve 126,399,841 138,843,958 Interest maintenance reserve 33,676,604 40,472,783 Payables to parent, subsidiaries and affiliates 40,249,340 15,010,012 Accrued expense allowances and amounts due from Separate Accounts (26,910,443) (32,724,256) Derivatives 18,431,325 30,077,135 Collateral on derivatives 6,457,000 1,217,000 Payable for repurchase agreements 171,899,921 99,275,837 Payable for securities 119,134,538 239,844,743 Other liabilities 317,342,335 280,868,262 Separate Account liabilities 23,803,924,174 23,305,545,372 Total liabilities $ 29,006,903,503 $ 28,737,474,894 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 119,373,209 135,822,092 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 419,327,444 663,185,906 Total capital and surplus 626,632,214 886,939,559 Total liabilities and capital and surplus $ 29,633,535,717 $ 29,624,414,453 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2024 2023 2022 Premiums and annuity considerations $ 72,476,082 $ 74,015,374 $ 53,657,635 Net investment income 274,137,829 274,931,065 264,978,097 Commissions and expense allowances on reinsurance ceded 105,876,954 110,570,839 122,225,247 Reserve adjustments on reinsurance ceded (1,932,715,884) (1,389,948,223) (1,774,178,634) Fee income 512,113,975 501,612,185 532,738,067 Other revenues 621,173 2,424,209 3,512,061 Total revenues (967,489,871) (426,394,551) (797,067,527) Benefits and expenses Death and annuity benefits 191,762,643 209,818,126 225,544,078 Disability and other benefits 1,418,538 1,409,180 1,496,188 Surrenders and other fund withdrawals 1,365,362,021 1,206,573,608 1,117,014,637 Commissions and expense allowances 112,007,776 110,130,356 118,867,688 Decrease in aggregate reserves for life and accident and health policies (204,622,173) (226,502,136) (135,623,991) General insurance expenses 99,010,457 86,779,049 83,024,619 Net transfers from Separate Accounts (2,561,176,569) (2,144,561,129) (2,126,951,518) Modified coinsurance adjustment on reinsurance assumed (146,181,690) (129,276,050) (106,703,339) IMR adjustment on reinsurance ceded 1,820,444 957,014 (20,735,675) Other expenses 11,530,839 10,373,178 9,082,975 Total benefits and expenses (1,129,067,714) (874,298,804) (834,984,338) Net gain from operations before federal income tax benefit 161,577,843 447,904,253 37,916,811 Federal income tax (benefit) expense (8,545,006) 19,898,443 (24,113,001) Net gain from operations 170,122,849 428,005,810 62,029,812 Net realized capital losses, after tax (153,659,423) (411,793,622) (64,448,103) Net income (loss) $16,463,426 $16,212,188 $(2,418,291) See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2024 2023 2022 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning and end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 135,822,092 152,270,975 175,960,103 Amortization, decreases of gain on inforce reinsurance (16,448,883) (16,448,883) (23,689,128) Balance, end of year 119,373,209 135,822,092 152,270,975 Unassigned funds Balance, beginning of year 663,185,906 708,426,635 508,552,534 Net income (loss) 16,463,426 16,212,188 (2,418,291) Change in net unrealized capital gains (losses) on investments, net of tax 641,856 28,927,296 178,330,164 Change in net unrealized foreign exchange capital (losses) gains 4,999 (966,839) (66,229) Change in net deferred income tax 10,469,927 32,720,836 (29,476,801) Change in reserve on account of change in valuation basis decrease — — 29,658,787 Change in asset valuation reserve 12,444,117 11,561,910 (7,952,711) Change in nonadmitted assets (8,882,787) (38,896,120) 31,799,182 Dividends to stockholder (275,000,000) (94,800,000) — Balance, end of year 419,327,444 663,185,906 708,426,635 Capital and surplus Balance, end of year $ 626,632,214 $ 886,939,559 $ 948,629,171 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2024	2023	2022
Operating activities			
Premiums and annuity considerations	$ 86,854,768	$ 44,441,167	$ 69,239,339
Net investment income	271,623,693	284,481,875	277,363,687
Reserve adjustments on reinsurance	(1,938,188,538)	(1,396,429,938)	(1,774,178,634)
Miscellaneous income	601,771,957	596,191,264	624,065,016
Total income	**(977,938,120)**	**(471,315,632)**	**(803,510,592)**
Benefits paid	1,522,585,152	1,436,126,796	1,355,290,002
Federal income tax recovered (paid)	(10,050,179)	27,895,132	(32,346,128)
Net transfers from Separate Accounts	(2,566,990,382)	(2,141,052,418)	(2,132,913,293)
Other expenses	56,022,947	151,593,092	147,741,656
Total benefits and expenses	**(998,432,462)**	**(525,437,398)**	**(662,227,763)**
Net cash (used for) provided by operating activities	**20,494,342**	**54,121,766**	**(141,282,829)**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	785,953,075	371,905,191	1,487,473,862
Common and preferred stocks	2,501,416	1,361,746	1,027,964
Mortgage loans	152,207,133	269,464,752	94,776,584
Derivatives and other	156,127,719	166,062,944	101,806,791
Total investment proceeds	**1,096,789,343**	**808,794,633**	**1,685,085,201**
Cost of investments acquired			
Bonds	412,943,739	118,736,760	955,896,139
Common and preferred stocks	1,675,845	1,368,839	2,485,870
Mortgage loans	66,632,663	70,086,833	279,402,635
Derivatives and other	296,303,867	417,047,643	205,246,216
Total investments acquired	**777,556,114**	**607,240,075**	**1,443,030,860**
Net decrease in contract loans	194,624	(1,312,192)	(3,267,743)
Net cash provided by investing activities	**319,038,605**	**202,866,750**	**245,322,084**
Financing and miscellaneous activities			
Return of paid-in surplus	—	—	—
Dividends to stockholder	(275,000,000)	(94,800,000)	—
Other cash (used) provided	74,861,539	26,698,352	(19,140,219)
Net cash (used for) provided by financing and miscellaneous activities	**(200,138,461)**	**(68,101,648)**	**(19,140,219)**
Net increase (decrease) in cash, cash equivalents and short-term investments	**139,394,486**	**188,886,868**	**84,899,036**
Cash, cash equivalents and short-term investments, beginning of year	497,261,087	308,374,219	223,475,184
Cash, cash equivalents and short-term investments, end of year	**$ 636,655,573**	**$ 497,261,087**	**$ 308,374,219**

Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(21,528,312)	(47,551,763)	(65,993,960)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(21,528,312)	(47,551,763)	(65,993,960)
Non-cash ceded premiums for reinsurance	(1,820,444)	(957,014)	20,735,675
Non-cash transfer of funds withheld for unauthorized reinsurance	7,293,098	7,438,729	(13,148,500)
Non-cash transfer of IMR liability for reinsurance	1,820,444	957,014	20,735,675
Non-cash IMR adjustment on reinsurance ceded	(1,820,444)	(957,014)	(20,735,675)
Non-cash transfer of reserves for assumption reinsurance	(5,472,654)	(6,481,715)	(7,587,175)

See notes to financial statements.

6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company ("TLA" or the "Company") is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2024	2023	2022
Net (loss) income					
1. TLA state basis			$ 16,463,426	$ 16,212,188	$ (2,418,291)
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	4	2,570,609	(15,876,410)	7,516,210
			2,570,609	(15,876,410)	7,516,210
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$ 13,892,817	$ 32,088,598	$ (9,934,501)
Surplus					
5. TLA state basis			$ 626,632,214	$ 886,939,559	$ 948,629,171
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	5	20,957,376	18,386,767	34,263,177
			20,957,376	18,386,767	34,263,177
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$ 605,674,838	$ 868,552,792	$ 914,365,994

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

7

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 ("43") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to- maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 8

9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2024 and 2023, the Company had $29,111,981 and $23,519,091, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2024 and 2023 totaled $160,568 and $60,420 respectively, also subject to 100% reinsurance to Prudential. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2024 is presented below:

A. INDIVIDUAL ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 1,967,233	$ —	$ —	$ 1,967,233	0.01 %
b. At book value less current surrender charge of 5% or more	1,194,827	—	—	1,194,827	0.01 %
c. At fair value	—	—	17,734,272,197	17,734,272,197	78.52 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	3,162,060	—	17,734,272,197	17,737,434,257	78.54 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,059,670,111	—	—	1,059,670,111	4.69 %
2. Not subject to discretionary withdrawal	3,571,752,403	—	216,593,474	3,788,345,877	16.77 %
3. Total (gross: direct + assumed)	4,634,584,574	—	17,950,865,671	22,585,450,245	100.00 %
4. Reinsurance ceded	1,017,101,724	—	—	1,017,101,724	
5. Total (net)	$ 3,617,482,850	$ —	$ 17,950,865,671	$ 21,568,348,521	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 597,414	$ —	$ —	$ 597,414	

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	421	—	—	421	0.02 %
c. At fair value	—	—	1,976,196	1,976,196	87.03 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	421	—	1,976,196	1,976,617	87.05 %
e. At book value without adjustment (minimal or no charge or adjustment)	294,102	—	—	294,102	12.95 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	294,523	—	1,976,196	2,270,719	100.00 %
4. Reinsurance ceded	—	—	—	—	
5. Total (net)	$ 294,523	$ —	$ 1,976,196	$ 2,270,719	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 211	$ —	$ —	$ 211	

10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

C. DEPOSIT-TYPE CONTRACTS

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	11,148,100	—	—	11,148,100	1.70 %
2. Not subject to discretionary withdrawal	646,522,793	—	—	646,522,793	98.30 %
3. Total (gross: direct + assumed)	657,670,893	—	—	657,670,893	100.00 %
4. Reinsurance ceded	514,358,153	—	—	514,358,153	
5. Total (net)	$ 143,312,740	$ —	$ —	$ 143,312,740	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 3,611,280,380
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,496,993
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	143,312,740
4. Subtotal	3,761,090,113
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,952,841,867
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,952,841,867
12. Combined total	$ 21,713,931,980

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2024 is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 79,030,968	$ 79,189,272	$ 941,509,747
b. Universal Life	791,528,400	791,134,130	839,585,129
c. Universal Life with Secondary Guarantees	3,272,354,817	2,926,619,851	11,143,387,963
d. Indexed Universal Life	437,766,905	417,477,773	484,695,428
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,889,571	3,433,340
h. Variable Life	—	—	—
i. Variable Universal Life	519,289,762	516,678,549	648,474,199
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	52,806,335
b. Accidental Death Benefits	XXX	XXX	53,406
c. Disability - Active Lives	XXX	XXX	565,048
d. Disability - Disabled Lives	XXX	XXX	44,693,290
e. Miscellaneous Reserves	XXX	XXX	584,819,193
3. Total (gross: direct + assumed)	5,099,970,852	4,733,989,146	14,744,023,078
4. Reinsurance Ceded	4,563,942,923	4,196,751,116	14,166,621,446
5. Total (net) (3) - (4)	$ 536,027,929	$ 537,238,030	$ 577,401,632

B. Separate Account with Guarantees

Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,810,142,007	5,810,142,007	5,810,142,007
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,810,142,007	5,810,142,007	5,810,142,007
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 5,810,142,007	$ 5,810,142,007	$ 5,810,142,007

12

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 569,094,574 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 53,406 3. Exhibit 5, Disability - Active Lives Section, Total (net) 422,032 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 3,609,002 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,222,618 6. Subtotal 577,401,632 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 5,810,142,007 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,810,142,007 11. Combined Total ((6) and (10)) $ 6,387,543,639 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $97,388 and $1,500 excluded from surplus at December 31, 2024 and 2023. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 13

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $126,399,841 and $138,843,958 as of December 31, 2024 and 2023, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2024 and 2023 were $33,676,604 and $40,472,783 , respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2024, 2023 and 2022 were ($7,715,428), ($3,207,953) and $35,423,578, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2024, 2023 and 2022 was $901,204, $1,828,765 and $3,374,714, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($1,820,444) and ($957,014) as of December 31, 2024 and 2023, respectively, as a result of reinsurance, see Note 6. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0, $1,351,669 and $232,434 for the years ended December 31, 2024, 2023 and 2022, respectively. Net realized capital losses resulting from write- downs for OTTI on equities were immaterial for the years ended December 31, 2024, 2023, and 2022. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 14

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2024, 2023 and 2022, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid- in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company. In 2023, the NAIC modified SSAP No. 43 - Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office. In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Common Stock, SSAP No. 32 – Preferred Stock, SSAP 43 – Loan-Backed and Structured TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 15

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however it is not material to the Company.

In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million.

Recently Issued Accounting Standards

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form and provide guidance for admitting debt securities that do not qualify as bonds or asset-backed securities under principles-based guidance within SSAP 26 or SSAP 43, respectively. The Company is currently evaluating the impact of the changes. The Company will adopt the revised standards effective January 1, 2025; however, the Company does not expect the changes to have a material impact to the financial statements.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categorizes bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26 – Bonds and SSAP No. 43 – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43 to Asset-Backed Securities. The Company will adopt the revised standards effective January 1, 2025 and classify investments in accordance with the new principles; however, the Company does not expect the changes to have a material impact to statutory surplus.

The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity.

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,		
	2024	2023	2022
Interest income from bonds and short-term investments	$ 197,751,860	$ 217,743,428	$ 197,643,122
Interest income from affiliated bonds and short-term investments	15,195,247	—	—
Dividends from common and preferred stocks	1,054,713	244,909	1,368,815
Interest income from contract loans	16,347	16,073	15,218
Interest income from mortgage loans on real estate	32,178,948	38,351,807	36,239,548
Interest and dividends from other investments	34,216,461	24,128,880	38,399,308
Gross investment income	280,413,576	280,485,097	273,666,011
Less: Investment expenses	6,275,747	5,554,032	8,687,914
Net investment income	$ 274,137,829	$ 274,931,065	$ 264,978,097

16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,		
	2024	2023	2022
Gross unrealized capital gains	$ 25,657,990	$ 55,090,753	$ 34,340,702
Gross unrealized capital losses	(371,997,649)	(346,996,508)	(445,990,597)
Net unrealized capital (losses) gains	(346,339,659)	(291,905,755)	(411,649,895)
Balance, beginning of year	(291,905,755)	(411,649,895)	618,656,830
Change in net unrealized capital (losses) gains on bonds and short-term investments	$ (54,433,904)	$ 119,744,140	$(1,030,306,725)

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,		
	2024	2023	2022
Gross unrealized capital gains	$ 2,448,340	$ 1,123,927	$ 719,442
Gross unrealized capital losses	(957,676)	(233,112)	(5,185,629)
Net unrealized capital gains (losses)	1,490,664	890,815	(4,466,187)
Balance, beginning of year	890,815	(4,466,187)	1,530,063
Change in net unrealized capital gains (losses) on common and preferred stocks	$ 599,849	$ 5,357,002	$ (5,996,250)

D. Components of Net Realized Capital Gains (Losses)

	For the years ended December 31,		
	2024	2023	2022
Bonds and short-term investments	$ (13,328,872)	$ (9,560,845)	$ 46,770,390
Common stocks - unaffiliated	2,002,920	167,016	761,126
Mortgage loans on real estate	(18,607,252)	(7,828,471)	(703)
Derivatives	(130,394,309)	(440,250,241)	(68,649,340)
Other invested assets	(1,724,980)	54,659,326	(630,974)
Net realized capital losses	(162,052,493)	(402,813,215)	(21,749,501)
Capital loss tax expense	(677,642)	12,188,360	7,275,024
Net realized capital losses, after tax	(161,374,851)	(415,001,575)	(29,024,525)
Less: Amounts transferred to IMR	(7,715,428)	(3,207,953)	35,423,578
Net realized capital losses, after tax	$ (153,659,423)	$ (411,793,622)	$ (64,448,103)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2024	2023	2022
Bonds and short-term investments			
Sale proceeds	$ 5,429,103,731	$ 3,652,187,797	$ 3,596,298,320
Gross realized capital gains on sales	10,404,085	3,257,654	79,525,009
Gross realized capital losses on sales	(23,726,308)	(9,657,467)	(32,321,058)
Unaffiliated common and preferred stock			
Sale proceeds	2,501,415	25,987,746	1,027,964
Gross realized capital gains on sales	2,005,615	167,016	—
Gross realized capital losses on sales	—	—	—

17

Additionally, for the years ended December 31, 2024, 2023 and 2022, there were $31,566, $269,680 and $2,819,889 of investment income generated on 1, 9, and 24 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2024 and 2023 are disclosed in the table presented below. During the years 2024 and 2023, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2024 and 2023, the average fair values for derivatives held for other investment and/or risk management activities were $59,581,596 and $114,493,038, respectively. The Company did not have any unrealized gains or losses during 2024 and 2023 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2024			As of December 31, 2023		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate swaps	$ 125,000	$ (16,069)	$ —	$ 125,000	$ (14,489)	$ (24)
Foreign currency swaps	22,324	1,523	1,362	23,959	1,135	177
Replication transactions						
Interest rate swaps	200,000	(45,480)	66	200,000	(36,893)	66
Credit default swaps	—	—	—	250,000	4,858	3,460
Other investment and/or Risk Management activities						
Interest rate swaps - offsetting	—	—	—	—	—	—
Macro hedge program	4,349,417	81,897	81,897	2,138,928	64,349	64,349
Total	$ 4,696,741	$ 21,871	$ 83,325	$ 2,737,887	$ 18,960	$ 68,028

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Credit default swaps	$ 2,968	$ 4,286	$ —
Foreign currency swaps and forwards	6	(23)	—
Interest rate swaps and swaptions	—	176	—
Macro hedge program	(133,368)	(444,681)	(66,849)
Total	$ (130,394)	$ (440,242)	$ (66,849)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2024, the Company was not entered in any credit default swaps contracts.

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023:

December 31, 2023 (Amounts in thousands) Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Underlying Referenced Credit Obligation(s) Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 250,000	$ 4,858	$ 3,460	5 years	Corporate Credit	BBB+	$ —	$ —	$ —
Total	$ 250,000	$ 4,858	$ 3,460				$ —	$ —	$ —

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2024, 2023 and 2022, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2024 and 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2024	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities				
Guaranteed and sponsored - excluding asset-backed	$ 517,740,761	$ —	$ (186,167,506)	$ 331,573,255
Guaranteed and sponsored - asset-backed	56,484,451	1,041,075	(7,077,378)	50,448,148
States, municipalities and political subdivisions	100,108,529	460,230	(8,457,318)	92,111,441
International governments	30,054,346	42,288	(1,155,857)	28,940,777
All other corporate - excluding asset-backed	1,763,091,651	20,450,410	(135,712,848)	1,647,829,213
All other corporate - asset-backed	964,909,426	5,794,975	(35,403,888)	935,300,513
Hybrid securities	53,583,374	1,032,880	(1,186,778)	53,429,476
Cash equivalents and short-term investments	129,396,479	29	—	129,396,508
Cash equivalents and short-term investments affiliated	440,000,000	—	—	440,000,000
Total bonds, cash equivalents and short-term investments	$ 4,055,369,017	$ 28,821,887	$ (375,161,573)	$ 3,709,029,331

Common Stocks As of December 31, 2024	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 9,204,642	$ 1,327,035		$ 10,531,677
Common stocks - affiliated	7,300,225	1,085,317		8,385,542
Total common stocks	$ 16,504,867	$ 2,412,352	$ —	$ 18,917,219

Preferred Stocks As of December 31, 2024	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 22,450,000		$ 921,688	$ 21,528,312
Total preferred stocks	$ 22,450,000	$ —	$ 921688	$ 21,528,312

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2023	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
Guaranteed and sponsored - excluding asset-backed	$ 513,446,656	$ —	$ (140,449,618)	$ 372,997,038
Guaranteed and sponsored - asset-backed	92,027,637	1,472,890	(7,217,824)	86,282,703
States, municipalities and political subdivisions	132,317,815	2,166,838	(7,556,420)	126,928,233
International governments	76,658,371	170,171	(3,169,483)	73,659,059
All other corporate - excluding asset-backed	2,129,483,759	47,706,176	(120,850,850)	2,056,339,085
All other corporate - asset-backed	849,782,364	2,670,194	(57,750,363)	794,702,195
Hybrid securities	106,584,149	904,485	(10,001,950)	97,486,684
Cash equivalents and short-term investments	419,274,329	—	—	419,274,329
Total bonds, cash equivalents and short-term investments	$ 4,319,575,080	$ 55,090,754	$ (346,996,508)	$ 4,027,669,326

Common Stocks As of December 31, 2023	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 8,949,512	$ 407,537	$ (233,112)	$ 9,123,937
Common stocks - affiliated	7,300,225	716,390	—	8,016,615
Total common stocks	$ 16,249,737	$ 1,123,927	$ (233,112)	$ 17,140,552

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2024 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity	Statement Value	Estimated Fair Value
Due in one year or less	$ 903,914,085	$ 896,528,935
Due after one year through five years	830,351,043	802,329,519
Due after five years through ten years	521,982,418	508,831,010
Due after ten years	1,799,121,471	1,501,339,867
Total	$ 4,055,369,017	$ 3,709,029,331

At December 31, 2024 and 2023, securities with a statement value of $4,862,867 and $4,622,170 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 8.45% and 7.80% for loans during 2024 and had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023. During 2024 and 2023, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2024, and 2023 the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 76.19% and 64.20%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2024, and 2023, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2024, and 2023, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

23

I. Restructured Debt in which the Company is a Creditor The Company had one restructured commercial mortgage loan during the year ended December 31, 2024. The loan had a book/ adjusted carry value of $30 million and generated a realized capital loss of $3.6 million as of December 31, 2024. The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. . J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,769,708, $586,972, and $1,130,581 for the years ended December 31, 2024, 2023, and 2022, respectively, on certain limited partnerships.The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $180,439,066 and $201,346,907 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $171,899,921 with a contractual maturity less than one year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $171,899,921 with a maturity date less than 360 as of December 31, 2024. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. . The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2024, and 2023, was $0, as the Company did not participate in reverse repurchase agreements during 2024 and 2023. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 24

demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2024 and 2023, securities pledged of $118,943,190 and $148,657,585, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $65,092,411 and $49,062,260, respectively, as of December 31, 2024 and 2023, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024 and 2023, the Company accepted cash collateral associated with derivative instruments with a statement value of $6,547,000 and $1,217,000, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2024 and 2023 of $0 and $995,790, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2024 and 2023, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2024 and 2023, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2024 and 2023. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2024 and 2023:

December 31, 2024	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 1,617	$ 1,511	$ (106)	$ 516,123	$ 330,062	$ (186,061)	$ 517,740	$ 331,573	$ (186,167)
Guaranteed & sponsored - asset-backed	9,130	8,295	(835)	42,599	36,357	(6,242)	51,729	44,652	(7,077)
States, municipalities & political subdivisions	26,203	25,827	(376)	50,835	42,754	(8,081)	77,038	68,581	(8,457)
International governments	2,292	2,255	(37)	25,632	24,514	(1,118)	27,924	26,769	(1,155)
All other corporate - excluding asset-backed	357,837	345,099	(12,738)	903,228	780,254	(122,974)	1,261,065	1,125,353	(135,712)
All other corporate - asset-backed	106,185	104,325	(1,860)	412,354	378,810	(33,544)	518,539	483,135	(35,404)
Hybrid securities	1,147	1,142	(5)	16,481	15,299	(1,182)	17,628	16,441	(1,187)
Short-term investments	—	—	—	—	—	—	—	—	—
Total fixed maturities	504,411	488,454	(15,957)	1,967,252	1,608,050	(359,202)	2,471,663	2,096,504	(375,159)
Common stock-unaffiliated	—	—	—	361	326	(35)	361	326	(35)
Preferred stock -unaffiliated	—	—	—	22,450	21,528	(922)	22,450	21,528	(922)
Total stocks	—	—	—	22,811	21,854	(957)	22,811	21,854	(957)
Total securities	$ 504,411	$ 488,454	$ (15,957)	$1,990,063	$1,629,904	$ (360,159)	$2,494,474	$2,118,358	$ (376,116)

December 31, 2023	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 116,814	$ 100,115	$ (16,699)	$ 396,632	$ 272,882	$ (123,750)	$ 513,446	$ 372,997	$ (140,449)
Guaranteed & sponsored - asset-backed	2,412	2,390	(22)	52,173	44,977	(7,196)	54,585	47,367	(7,218)
States, municipalities & political subdivisions	18,139	15,898	(2,241)	45,259	39,943	(5,316)	63,398	55,841	(7,557)
International governments	2,479	2,465	(14)	70,847	67,691	(3,156)	73,326	70,156	(3,170)
All other corporate - excluding asset-backed	310,781	283,923	(26,858)	1,080,872	986,879	(93,993)	1,391,653	1,270,802	(120,851)
All other corporate - asset-backed	94,503	87,521	(6,982)	550,847	500,079	(50,768)	645,350	587,600	(57,750)
Hybrid securities	—	—	—	84,429	74,427	(10,002)	84,429	74,427	(10,002)
Short-term investments	—	—	—	—	—	—	—	—	—
Total fixed maturities	545,128	492,312	(52,816)	2,281,059	1,986,878	(294,181)	2,826,187	2,479,190	(346,997)
Common stock-unaffiliated	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Preferred stock - unaffiliated	—	—	—	—	—	—	—	—	—
Total stocks	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total securities	$ 545,134	$ 492,318	$ (52,816)	$2,282,431	$1,988,017	$ (294,414)	$ 2,827,565	$ 2,480,335	$ (347,230)

As of December 31, 2024, fixed maturities, comprised of 667 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to US. government securities, corporate securities concentrated in the utility, industrial & financial services sector, and mortgage-backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2024, 88% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2024 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more are primarily related to US. government agency securities, mortgage-backed securities, and corporate securities concentrated in the financial & industrial sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of

26

December 31, 2024, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan- backed and structured securities, has the intent and ability to hold these securities until values recover. As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, CMBS, and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. M. Loan-backed and Structured Securities OTTI For the years ended December 31, 2024, 2023 and 2022, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2024 and 2023. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3): Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 27

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

	As of December 31, 2024				
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 7,089	$ —	$ 3,443	$ —	10,532
Preferred stocks - unaffiliated	—	21,528	—	—	21,528
Cash equivalents	129,308	—	—	—	129,308
Total bonds and stocks	136,397	21,528	3,443	—	161,368
Derivative assets					
Macro hedge program	—	3,167	97,110	—	100,277
Total derivative assets	—	3,167	97,110	—	100,277
Separate Account assets [1]	23,798,019	—	—	—	23,798,019
Total assets accounted for at fair value	$ 23,934,416	$ 24,695	$ 100,553	$ —	$ 24,059,664
b. Liabilities accounted for at fair value					
Derivative liabilities					
Macro hedge program	$ —	$ —	$ (18,381)	$ —	$ (18,381)
Total liabilities accounted for at fair value	$ —	$ —	$ (18,381)	$ —	$ (18,381)

[1] Excludes approximately $6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

	As of December 31, 2023				
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 5,681	$ —	$ 3,443	$ —	$ 9,124
Preferred stocks - unaffiliated	—	—	—	—	—
Cash equivalents	357,261	—	—	—	357,261
Total bonds and stocks	362,942	—	3,443	—	366,385
Derivative assets					
Interest rate derivatives	—	—	—	—	—
Macro hedge program	—	—	94,133	—	94,133
Total derivative assets	—	—	94,133		94,133
Separate Account assets [1]	23,294,728	—	—	—	$ 23,294,728
Total assets accounted for at fair value	$ 23,657,670	$ —	$ 97,576	$ —	$ 23,755,246
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	$ —	$ —	$ —	$ —	$ —
Macro hedge program	—	(29,784)	—	—	(29,784)
Total liabilities accounted for at fair value	$ —	$ (29,784)	$ —	$ —	$ (29,784)

[1] Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

28

Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models. Bonds and Stocks The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 29

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and have also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 30

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Descriptions of additional inputs used in the Company's Level 2 and Level 3 measurements are included in the following discussion:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2024 and 2023, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2024					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Interest rate swaptions	$ 8,998	Option model	Interest rate volatility	14%	37%	Increase
Equity options [2]	(38,711)	Option model	Equity volatility	0.8%	0.8%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

31

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Amounts in thousands)	December 31, 2023						
Free Standing Derivatives	Fair Value		Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program							
Interest rate swaptions	$	33,850	Option model	Interest rate volatility	—%	3%	Increase
Equity options [2]		54,849	Option model	Equity volatility	12%	20%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2024 and 2023:

(Amounts in thousands)	Fair Value as of Jan. 1, 2024	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Total Realized/ Unrealized Gains (Losses) Included in: Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2024
Assets									
Common stocks - unaffiliated	$ 3,443	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives									
Macro hedge program	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total derivatives [3]	94,133	—	—	—	(124,998)	73,922	—	35,674	78,731
Total assets	$ 97,576	$ —	$ —	$ —	$ (124,998)	$ 73,922	$ —	$ 35,674	$ 82,174
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

(Amounts in thousands)	Fair Value as of Jan. 1, 2023	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Total Realized/ Unrealized Gains (Losses) Included in: Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2023
Assets									
Common stocks - unaffiliated	$ 3,443	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives									
Macro hedge program	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total derivatives [3]	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total assets	$ 254,524	$ —	$ —	$ —	$ (61,387)	$ 119,831	$ —	$ (215,392)	$ 97,576
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

32

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2024						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,121,349	$ 3,467,973		$ 2,625,021	$ 496,328	$ —	$ —
Bonds - affiliated	18,284	18,000		18,284		—	—
Preferred stocks - unaffiliated	21,528	21,528		21,528		—	—
Common stocks - unaffiliated	10,532	10,532	7,089		3,443	—	—
Mortgage loans	630,965	687,494			630,965	—	—
Cash, cash equivalents and short-term investments - unaffiliated	196,656	196,656	196,567		89	—	—
Cash, cash equivalents and short-term investments - affiliated	440,000	440,000			440,000	—	—
Derivative related assets	101,853	101,755		4,653	97,102	—	—
Contract loans	86,947	86,947			86,947	—	—
Surplus debentures	40,162	41,837		40,162		—	—
Separate Account assets [1]	23,798,019	23,798,019	23,798,019	—	—	—	—
Total assets	$ 28,466,295	$ 28,870,741	$ 24,001,675	$ 2,709,648	$ 1,754,874	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (143,313)	$ (143,313)	$ —	$ —	$ (143,313)	$ —	$ —
Derivative related liabilities	(79,983)	$ (18,431)	—	(59)	(18,431)	—	—
Separate Account liabilities [1]	(23,798,019)	(23,798,019)	(23,798,019)	—	—	—	—
Total liabilities	$ (24,021,315)	$ (23,959,763)	$ (23,798,019)	$ (59)	$ (161,744)	$ —	$ —

[1] Excludes approximately $6 million, at December 31, 2024, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

33

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Amounts in thousands)	December 31, 2023						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,608,395	$ 3,900,301	$ —	$ 3,002,289	$ 606,106	$ —	$ —
Bonds - affiliated	—					—	—
Preferred stocks - unaffiliated	—					—	—
Common stocks - unaffiliated	9,124	9,124	5,681	—	3,443	—	—
Mortgage loans	724,253	791,529	—	—	724,253	—	—
Cash, cash equivalents and short-term investments - unaffiliated	357,261	357,261	357,261	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	140,000	140,000	—	—	140,000	—	—
Derivative related assets	98,064	98,129	3,931	94,133	—	—	—
Contract loans	86,753	86,753	—	—	86,753	—	—
Surplus debentures	41,383	41,836	—	41,383	—	—	—
Low-income housing tax credits	—					—	—
Separate Account assets [1]	23,294,728	23,294,728	23,294,728	—	—	—	—
Total assets	$ 28,359,961	$ 28,719,661	$ 23,661,601	$ 3,137,805	$ 1,560,555	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (156,536)	$ (156,536)	$ —	$ —	$ (156,536)	$ —	$ —
Derivative related liabilities	(30,011)	(30,077)	—	(30,011)	—	—	—
Separate Account liabilities [1]	(23,294,728)	(23,294,728)	(23,294,728)	—	—	—	—
Total liabilities	$ (23,481,275)	$ (23,481,341)	$ (23,294,728)	$ (30,011)	$ (156,536)	$ —	$ —

[1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2024 and 2023 the Company had no investments where it was not practicable to estimate fair value.

34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

	2024		
	Ordinary	Capital	Total
(a) Gross DTA	$ 173,772,013	$ 1,168,019	$ 174,940,032
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	173,772,013	1,168,019	174,940,032
(d) Deferred tax assets nonadmitted	47,701,886	—	47,701,886
(e) Subtotal net admitted deferred tax assets	126,070,127	1,168,019	127,238,146
(f) Deferred tax liabilities	35,043,715	36,430,719	71,474,434
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 91,026,412	$ (35,262,700)	$ 55,763,712

2

	2024		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	54,747,910	1,015,802	55,763,712
(1) DTAs expected to be realized after the balance sheet date	54,747,910	1,015,802	55,763,712
(2) DTAs allowed per limitation threshold	XXX	XXX	85,630,275
(c) DTAs offset against DTLs	71,322,217	152,217	71,474,434
(d) DTAs admitted as a result of application of SSAP No. 101	$ 126,070,127	$ 1,168,019	$ 127,238,146

3

(a) Ratio % used to determine recovery period and threshold limitation	691%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	570,868,502

4

	2024	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 173,772,013	$ 1,168,019
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 126,070,127	$ 1,168,019
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	1 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	2023		
	Ordinary	Capital	Total
(a) Gross DTA	$ 162,998,357	$ 2,721,299	$ 165,719,656
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	162,998,357	2,721,299	165,719,656
(d) Deferred tax assets nonadmitted	38,638,543	—	38,638,543
(e) Subtotal net admitted deferred tax assets	124,359,814	2,721,299	127,081,113
(f) Deferred tax liabilities	35,857,023	35,434,090	71,291,113
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 88,502,791	$ (32,712,791)	$ 55,790,000

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

2

	2023		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	53,178,189	2,611,811	55,790,000
(1) DTAs expected to be realized after the balance sheet date	53,178,189	2,611,811	55,790,000
(2) DTAs allowed per limitation threshold	XXX	XXX	124,672,434
(c) DTAs offset against DTLs	71,181,625	109,488	71,291,113
(d) DTAs admitted as a result of application of SSAP No. 101	$ 124,359,814	$ 2,721,299	$ 127,081,113

3

(a) Ratio % used to determine recovery period and threshold limitation	966%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	831,149,559

4

	2023	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 162,998,357	$ 2,721,299
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 124,359,814	$ 2,721,299
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2024		
	Ordinary	Capital	Total
(a) Gross DTA	$ 10,773,656	$ (1,553,280)	$ 9,220,376
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	10,773,656	(1,553,280)	9,220,376
(d) Deferred tax assets nonadmitted	9,063,343	—	9,063,343
(e) Subtotal net admitted deferred tax assets	1,710,313	(1,553,280)	157,033
(f) Deferred tax liabilities	(813,308)	996,629	183,321
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 2,523,621	$ (2,549,909)	$ (26,288)

2

	Change During 2024		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	1,569,721	(1,596,009)	(26,288)
(1) DTAs expected to be realized after the balance sheet date	1,569,721	(1,596,009)	(26,288)
(2) DTAs allowed per limitation threshold	XXX	XXX	(39,042,159)
(c) DTAs offset against DTLs	140,592	42,729	183,321
(d) DTAs admitted as a result of application of SSAP No. 101	$ 1,710,313	$ (1,553,280)	$ 157,033

3

(a) Ratio % used to determine recovery period and threshold limitation	(275)%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	$(260,281,057)

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

4

	Change During 2024	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 10,773,656	$ (1,553,280)
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 1,710,313	$ (1,553,280)
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	(1)%	— %

B. DTLs are not recognized for the following amounts:

Not Applicable.

C. Significant Components of Income Taxes Incurred

1.

The components of current income tax (benefit)/expense are as follows:	2024	2023	Change
(a) Federal	$ (8,545,006)	$ 19,898,443	$ (28,443,449)
(b) Foreign	—	—	—
(c) Subtotal	(8,545,006)	19,898,443	(28,443,449)
(d) Federal income tax on net capital gains	(677,642)	12,188,360	(12,866,002)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$ (9,222,648)	$ 32,086,803	$ (41,309,451)

2.

The main components of the period end deferred tax amounts and the change in those components are as follows:	2024	2023	Change
DTA: Ordinary			
Policyholder reserves	$ 42,417,756	$ 43,481,897	$ (1,064,141)
Deferred acquisition costs	110,832,496	100,349,364	10,483,132
Compensation and benefits	287	—	287
Investments	433,811	—	433,811
Net operating loss carryforward	—	—	—
Tax credit carryforward	14,127,915	13,130,850	997,065
Other	5,959,748	6,036,246	(76,498)
Subtotal: DTA Ordinary	173,772,013	162,998,357	10,773,656
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	173,772,013	162,998,357	10,773,656
Nonadmitted ordinary DTA	47,701,886	38,638,543	9,063,343
Admitted ordinary DTA	126,070,127	124,359,814	1,710,313
DTA: Capital			
Investments	1,168,019	2,721,299	(1,553,280)
Subtotal: DTA Capital	1,168,019	2,721,299	(1,553,280)
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	1,168,019	2,721,299	(1,553,280)
Nonadmitted capital DTA	—	—	—
Admitted capital DTA	1,168,019	2,721,299	(1,553,280)
Total Admitted DTA	$ 127,238,146	$ 127,081,113	$ 157,033

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

DTL: Ordinary			
Investments	$ 33,840,731	$ 33,473,247	$ 367,484
Deferred and uncollected premium	—	—	—
Policyholder reserves	1,191,888	2,383,776	(1,191,888)
Other	11,096	—	11,096
Gross DTL ordinary	35,043,715	35,857,023	(813,308)
DTL: Capital			
Investments	36,430,719	35,434,090	996,629
Other	—	—	—
Gross DTL capital	36,430,719	35,434,090	996,629
Total DTL	71,474,434	71,291,113	183,321
Net adjusted DTA/(DTL)	$ 55,763,712	$ 55,790,000	$ (26,288)
Adjust for the change in deferred tax on unrealized gains/losses			1,432,872
Adjust for the change in nonadmitted deferred tax			9,063,343
Adjusted change in net deferred Income Tax			$ 10,469,927

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2024 Tax effect	% of Pre-tax income $ 7,240,778	2023 Tax effect	% of Pre-tax income $ 48,298,991	2022 Tax effect	% of Pre-tax income $ (19,256,266)
Statutory tax	$ 1,520,563	21.00 %	$ 10,142,788	21.00 %	$ (4,043,816)	21.00 %
Tax preferred investments	(13,047,890)	(180.20)%	(17,031,728)	(35.26)%	(18,282,825)	94.94 %
Interest maintenance reserve	(1,427,199)	(19.71)%	(856,738)	(1.77)%	2,375,769	(12.34)%
Amortization of inception gain	(3,454,265)	(47.71)%	(3,454,265)	(7.15)%	(4,974,717)	25.83 %
VA Hedge gains reported in surplus	(1,073,404)	(14.82)%	14,478,051	29.98 %	34,656,802	(179.98)%
Change in basis of computing reserves	—	— %	—	— %	5,136,894	(26.68)%
Prior period adjustments	9,563	0.13 %	(593,187)	(1.23)%	(890,709)	4.63 %
Change in deferred tax on non-admitted assets	37,996	0.52 %	(54,419)	(0.11)%	454,237	(2.36)%
Foreign related investments	(2,528,000)	(34.91)%	(3,002,000)	(6.22)%	(1,824,900)	9.48 %
All other	270,061	3.73 %	(262,535)	(0.56)%	32,089	(0.16)%
Total statutory income tax	(19,692,575)	(271.97)%	(634,033)	(1.32)%	12,638,824	(65.64)%
Federal and foreign income taxes incurred	(9,222,648)	(127.37)%	32,086,803	66.43 %	(16,837,977)	87.44 %
Change in net deferred income taxes	(10,469,927)	(144.60)%	(32,720,836)	(67.75)%	29,476,801	(153.09)%
Total statutory income tax	$ (19,692,575)	(271.97)%	$ (634,033)	(1.32)%	$ 12,638,824	(65.64)%

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2024, the Company had $0 of net operating loss carryforwards, and $14,127,915 of foreign tax credit carryovers which expire between 2028 and 2034.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2024	—
2023	—
2022	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2024.

38

F. Consolidated Federal Income Tax Return 1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company Talcott Resolution Life and Annuity Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $65,644,758 and $85,525,728 respectively, as of December 31, 2024 and $48,408,653 and $61,453,139 respectively, as of December 31, 2023.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 19,042,528,013	$ 405,615,588	$ (15,214,130,587)	$ 4,234,013,014
Liability for deposit-type contracts	657,180,562	432,390	(514,300,212)	143,312,740
Policy and contract claim liabilities	234,711,671	11,530,140	(227,268,697)	18,973,114
Premium and annuity considerations	739,626,216	48,748,921	(715,899,055)	72,476,082
Death, annuity, disability and other benefits	1,739,323,444	64,872,558	(1,611,014,820)	193,181,182
Surrenders and other fund withdrawals	2,807,056,045	175,749,681	(1,617,443,705)	1,365,362,021

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,910,472,242	$ 430,711,040	$ (14,902,548,096)	$ 4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Death, annuity, disability and other benefits	1,600,431,230	80,743,759	(1,469,947,683)	211,227,306
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 19,616,158,015	$ 456,864,211	$ (15,407,884,903)	$ 4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

40

A. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2024, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.2 billion for Prudential Financial Inc. ("Prudential") offset by $10.8 billion of market value of assets held in trust, for a net exposure of $3.4 billion. In addition, reserve credits totaling $1.5 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.4 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2023, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.8 billion for Prudential offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $20,957,376 in 2024, an increase of $2,570,609 from the 2023 balance of $18,386,767. The total amount of reinsurance credits taken for this agreement was $26,528,324 in 2024, an increase of $3,253,936 from the 2023 balance of $23,274,388. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $13.2 million, and $19.0 million in 2024, 2023 and 2022, respectively. In 2018, the Company entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $3.3 million, and $4.7 million in 2024, 2023, and 2022, respectively. B. Reinsurance Ceded to Affiliates The Company had no new affiliated transactions in 2024, 2023 or 2022. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 41

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company is party to an investment management agreement with the affiliate Sixth Street Insurance Solutions, L.P. (“Sixth Street”), under which Sixth Street agrees to provide asset management services in exchange for management fees. The Company reported $40,249,340 and $15,010,012 as payable to parents, subsidiaries and affiliates as of December 31, 2024 and 2023, respectively. Amounts are settled in accordance with terms of the agreements. Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On October 15, 2024, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 4.21% and the maturity date is October 14, 2025. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.22% and the maturity date was October 15, 2024. The loan was repaid on October 15, 2024. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. On July 3, 2024, TLA loaned $300 million to TL per the intercompany liquidity agreement. The interest rate of this loan is 5.06% and the maturity date is July 2, 2025. The Company had no issued and outstanding notes as of December 31, 2023. On December 24, 2024, TLA paid a dividend of $275,000,000 to TL, the Company's parent. On July 6, 2023, TLA paid a dividend of $94,800,000 to TL. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2024 and 2023 were immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 42

80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2024 and 2023, were immaterial. The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $350,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the company, and each participant shall have the status of an unsecured general creditor of the company with respect to any amounts payable under the Plan. The accrued liability for the company during 2024 and 2023 was immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2024 and 2023. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1. The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2024 and 2023, there were no advances outstanding.

   State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2024 and 2023, the Company's pledge limits were $157 million and $222 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

   a. Aggregate Totals

      1. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	3,254,300	3,254,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,254,300	3,254,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 157,000,000	$ 157,000,000	$ —

      2. As of December 31, 2023

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 222,000,000	$ 222,000,000	$ —

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2024

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption			
				3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —		$ —	$ —	$ —	$ —
2	Class B	3,254,299.5	3,159,435	94,865	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2024

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 94,656,248	$ 104,427,367	$ —
2	Current Year General Account: Total Collateral Pledged	94,656,248	104,427,367	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	$ 107,759,543	$ 115,270,467	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$ 107,289,771	$ 115,082,140	$ —
2	Current Year General Account Maximum Collateral Pledged	107,289,771	115,082,140	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	$ 189,629,200	$ 197,338,243	$ —

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2024 and 2023.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2024 and 2023.

45

10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022. For additional information on dividends paid in 2024 and 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $170,122,848 in 2025. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: 2024 2023 Unrealized capital gains, gross of tax $ 50,211,598 $ 48,131,871 Asset valuation reserve (126,399,841) (138,843,958) Nonadmitted asset values (63,921,401) (55,038,614) Separate Account expense allowance 23,568,381 24,470,651 11. Separate Accounts The Company maintained Separate Account assets totaling $23,803,924,174 and $23,305,545,372 as of December 31, 2024 and 2023, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2024 and 2023, the Company’s Separate Account statement included legally insulated assets of $23,803,924,174 and $23,305,545,372, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $466,445,205, $458,449,252 and $487,028,149 for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 46

An analysis of the Separate Accounts as of December 31, 2024 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2024 $ — $ — $ — $ 282,662,034 $ 282,662,034 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 Amortized cost — — — — — Total reserves $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 23,546,390,400 23,546,390,400 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 23,546,390,400 23,546,390,400 Not subject to discretionary withdrawal — — — 216,593,474 216,593,474 Total $ — $ — $ — $ 23,762,983,874 $ 23,762,983,874 Below is a reconciliation of net transfers from Separate Accounts: December 31, 2024 December 31, 2023 December 31, 2022 Transfer to Separate Accounts 282,662,034 $ 254,614,683 $ 267,966,954 Transfer from Separate Accounts 2,836,264,001 2,394,979,793 2,380,057,675 Net Transfer from Separate Accounts (2,553,601,967) (2,140,365,110) (2,112,090,721) Internal exchanges and other Separate Account activity (7,574,602) (4,196,019) (14,860,797) Transfer from Separate Accounts on the Statements of Operations $ (2,561,176,569) $ (2,144,561,129) $ (2,126,951,518) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 47

12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA). The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2024, 2023, and 2022. The Company had immaterial guaranty fund receivables as of December 31, 2024 and 2023, respectively. C. Contingent Commitments As of December 31, 2024 and 2023, the Company has outstanding commitments totaling $291,031,590 and $263,685,006, respectively, of which $188,731,161 and $182,114,249, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2024 and 2023, $46,729,149 and $81,570,757, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $55,571,280 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2024 and 2023, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 48

Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2024 and December 31, 2023, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $995,636, $723,965 and $767,400 in 2024, 2023, and 2022, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2020, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2024, through April 3, 2025, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022 49